          As filed with the Securities and Exchange Commission on April 17, 2007
                                              1933 Act Registration No. 33-70742
                                             1940 Act Registration No. 811-08090
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                       POST-EFFECTIVE AMENDMENT NO. 33 [X]

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                              AMENDMENT NO. 35 [X]

                    LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46801
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (260) 455-2000

                             Dennis L. Schoff, Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                     (Name and Address of Agent for Service)

                        Copies of all communications to:

                            Robert A. Robertson, Esq.
                                   Dechert LLP
                              4675 MacArthur Court
                                   Suite 1400
                             Newport Beach, CA 92660

                          Fiscal Year-end: December 31

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on April 20, 2007, pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on __________ pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on __________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                Lincoln Variable Insurance Products Trust


                     LVIP Capital Growth Fund
                     LVIP Marsico International Growth Fund
                     LVIP MFS Value Fund
                     LVIP Mid-Cap Growth Fund
                     LVIP Mid-Cap Value Fund

                     LVIP S&P 500 Index Fund
                     LVIP Small-Cap Index Fund

                     LVIP T. Rowe Price Growth Stock Fund
                     LVIP Templeton Growth Fund
                     LVIP Value Opportunities Fund

                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2007

Each fund is a series of the Lincoln Variable Insurance Products Trust (referred to as a "fund") that sells its shares directly or indirectly to The Lincoln National Life Insurance Company and its affiliates (Lincoln Life). Lincoln Life holds the shares in its separate accounts to support variable annuity contracts and variable life contracts (contracts). We refer to a separate account as a variable account. Each variable account has its own prospectus that describes the account and the contracts it supports. You choose the fund or funds in which a variable account invests your contract assets. In effect, you invest indirectly in the fund(s) that you choose under the contract. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Fund Overview -
LVIP Capital Growth Fund

What are the fund's goals and main investment strategies?

The investment objective of the LVIP Capital Growth Fund (fund), formerly the JPVF Capital Growth Portfolio, is to seek capital growth. Realization of income is not a significant investment consideration and any income realized will be incidental. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing primarily in equity securities of large U.S. companies. The equity securities in which the fund may invest include common stock, convertible securities, rights, warrants and exchange traded funds (ETF's). When evaluating the fund's performance, the Russell 1000 (Reg. TM) Growth Index is used as the benchmark. The Russell 1000 Growth Index represents the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. As a point of reference, as of February 28, 2007, the companies included in this index had a weighted average market capitalization of approximately $69.9 billion. The Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization.

The fund invests in stocks of successful, large, growing companies. The fund's investment strategy is based on an assumption that stock prices over time follow earnings and companies that can sustain above average growth in earnings will out-perform the growth indices and, long term, the market overall. However, markets often overreact to near term events and extrapolate recent experience into the current stock price. In this context, successful growth investing requires in-depth fundamental research in order to differentiate sustainable growth from short-lived events. This fundamental research is then combined with a rigorous price discipline.

Using a unique valuation measure in each industry the sub-adviser ranks each stock based on its estimated upside return potential relative to its down side risk. The sub-adviser typically purchases companies that rank in the top third based on this measure and sells the stocks when they fall below median. The sub-adviser may sell securities for a variety of reasons, such as to secure gains, limit loses, or redeploy assets into opportunities believed to be more promising.

The fund also uses other investment strategies, to a lesser degree, to pursue its investment objective. The fund may invest up to 25% of its total assets in foreign securities denominated in foreign currencies. The fund's Statement of Additional Information (SAI) describes these other investment strategies and the risks involved.


In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.


The fund does not intend to engage in active or frequent trading of portfolio securities as a part of its normal investment strategy. Market conditions, however, could result in a greater degree of market activity and a higher portfolio turnover rate. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.


Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to Wellington Management Company, LLP. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.

What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.


The fund follows an investment style that favors growth companies. Due to their relatively high valuations, growth stocks are typically more volatile then value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.


Investing in foreign stocks involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate. Additionally, investing in foreign stocks invloves the risk of loss from foreign government or political actions.

How has the fund performed?

Performance information will be available for the fund once it has been in operation for a full calendar year.

                                                                            CG-1

Fees and Expenses


The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.



Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                             N/A
 Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          N/A
 Redemption Fee                                                                       N/A
 Exchange Fee                                                                         N/A
 Account Maintenance Fee                                                              N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                     0.73%
 Distribution and/or Service (12b-1) fees                                            None
 Other Expenses1                                                                     .09%
 Annual Fund Operating Expenses                                                      .82%
 Less Fee Waiver and Expense Reimbursement2                                        (0.01%)
 Net Expenses                                                                       0.81%



1 The fees and expenses shown in the table have been adjusted to reflect the administration agreement and accounting services agreement, which took effect on April 30, 2007 as a result of the reorganization of the JPVF Capital Growth Portfolio into the LVIP Capital Growth Fund.

2 The advisor has contractually agreed to reimburse the fund's Standard Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 0.81% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with waivers for the one year contractual period and the total operating expenses without waivers for the years two through ten. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.


 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $83      $261      $454    $1,013

CG-2

Fund Overview-LVIP Marsico International Growth Fund

What are the fund's goals and main investment strategies?

The investment objective of the LVIP Marsico International Growth Fund (fund), formerly the JPVF International Equity Portfolio, is long-term capital appreciation. The fund will be "non-diversified" as defined in the Investment Company Act of 1940. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing at least 80% of its assets in equity and equity-related securities (including Depositary Receipts) of companies from at least three countries located outside of the United States. Some issuers or securities in the fund may be based in or economically tied to the United States. When evaluating the fund's performance, the MSCI EAFE Index is used as the benchmark. As of December 31, 2006 the smallest company in the index had a market cap of $235.0 million and the largest company in the index had a market cap of $219.4 billion.


The fund invests mainly in established growth companies, but may also invest in more aggressive growth companies, such as companies operating in emerging markets, or companies undergoing significant changes: e.g., the introduction of a new product line, the appointment of a new management team or an acquisition.


The investment policy of the fund is to be non-diversified as to individual issuers. The fund normally maintains a core position of between 35 and 50 common stocks, and may hold large positions in some stocks. The fund may hold a limited number of additional securities at times when the sub-adviser is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.


In selecting investments for the fund, the sub-adviser uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macro-economic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. As a result of the "top-down" analysis, the sub-adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the sub-adviser has observed.

The sub-adviser's "bottom-up" stock selection looks for individual companies with earnings growth potential that may not be recognized by the market at large. The sub-adviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates.


The sub-adviser may reduce or sell investments in portfolio companies if, in the opinion of the sub-adviser, a company's fundamentals change, its stock price appreciates excessively in relation to fundamental prospects, the company appears not to realize its growth potential, or there are more attractive opportunities elsewhere.


The fund's active trading approach will increase trading costs. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to Marsico Capital Management, LLC. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.

What are the main risks of investing in the fund?


Investing in stocks and other securities involves the risk that the value of the securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money. Since the fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund, the fund's value may decrease because of a single investment or a small number of investments.

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market.


                                                                           MIG-1


Investing in foreign equity securities involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money. All of the rights of investing in foreign securities are heightened when investing in emerging market countries.


Investing in foreign securities also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign government's imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, barring the fund's withdrawal of assets from the country, and limiting the convertibility of a currency. As a general matter, risk of loss is typically higher for issuers located in emerging markets.

Additionally, investing in foreign securities involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

Investing in stocks of medium and small-sized, less mature, lesser-known companies involves greater risks than those normally associated with larger, more mature, well-known companies. The fund runs a risk of increased and/or rapid fluctuations in the value of its stock investments. This is due to the greater business risks of small size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium and small capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500. One reason is that medium and small-sized companies have less certain prospects for growth, a lower degree of liquidity in the markets for the stocks, and greater sensitivity to changing economic conditions.

Prices of medium and small-sized company stocks may fluctuate independently of larger company stock prices. Medium and small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many independent factors lead to this result, such as the current and anticipated global economic conditions or increasing interest rates may have been reasons historically for declining values in small and medium capitalization companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Therefore, you should expect that the net asset value of the fund's shares may fluctuate more than broad stock market indices such as the S&P 500, and may fluctuate independently from those indices.

How has the fund performed?


Performance information will be available for this fund once it has been in operation for a full calendar year.


Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.


Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                             N/A
 Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          N/A
 Redemption Fee                                                                       N/A
 Exchange Fee                                                                         N/A
 Account Maintenance Fee                                                              N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                     0.97%
 Distribution and/or Service (12b-1) fees                                            None
 Other Expenses1                                                                    0.16%
 Annual Fund Operating Expenses                                                     1.13%
 Less FeeWaiver and Expense Reimbursement2                                         (0.01%)
 Net Expenses                                                                       1.12%



1 The fees and expenses shown in the table have been adjusted to reflect the administration agreement and accounting services agreement, which took effect on April 30, 2007 as a result of the reorganization of the JPVF International Equity Portfolio into the LVIP Marsico International Growth Fund.


MIG-2

2 The adviser has contractually agreed to reimburse the fund to the extent that the fund's total annual operating expenses exceed 1.12% of average daily net assets. The agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.


The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with waivers for the one year contractual period and the total operating expenses without waivers for the years two through ten. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.


 1 year   3 years   5 years   10 years
-------- --------- --------- ---------

   $114     $358      $621    $1,374

                                                                           MIG-3

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Fund Overview-LVIP MFS Value Fund

What are the fund's goals and main investment strategies?

The investment objective of the LVIP MFS Value Fund (fund), formerly the JPVF Value Portfolio, is to seek long-term growth of capital by investing primarily in a wide range of equity issues that may offer capital appreciation and, secondarily, to seek a reasonable level of current income. This objective is non-fundamental and may be changed without shareholder approval.

The fund invests at least 80% of its net assets in common stocks and other equity securities such as preferred stocks, warrants or rights to buy equity securities, and securities convertible into common stocks. The fund pursues its objectives primarily by investing in equity securities of value companies. Value companies are companies whose earnings power or asset value does not appear to be reflected in the current stock price. As a result, value companies look underpriced according to financial measurements of their intrinsic worth or business prospects. These measurements include price-to-earnings, price-to-book value and debt-to-equity ratios. The sub-adviser determines value based upon research and analysis, taking all relevant factors into account. Securities are sold when the fundamentals begin to deteriorate, and when the valuation becomes excessive. As a point of reference, as of February 28,2007, the companies included in the Russell 1000 Index had a weighted average market capitalization of approximately $87.1 billion. The Russell 1000 Index represents the 1,000 largest U.S. companies based on total market capitalization. The smallest company in the index had a market cap of $863.0 million and the largest company in the index had a market cap of $410.7 billion as of February 28, 2007. When evaluating the fund's performance, the Russell

1000 Value Index is used as the benchmark.

The fund intends to pursue its secondary objective of seeking income by investing at least 60% of its assets in securities which have paid dividends or interest within the preceding 12 months. However, the fund may invest in securities not currently paying dividends where the sub-adviser anticipates that they will increase in value, and the fund's dividend distribution will vary and may be low. The fund may invest up to 10% of its assets in fixed income securities, and up to an additional 10% of its assets in convertible securities rated below investment-grade (also known as junk bonds) at the time of purchase.


The fund does not intend to engage in active or frequent trading of portfolio securities as a part of its normal investment strategy. Market conditions, however, could result in a greater degree of market activity and a higher portfolio turnover rate. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to Massachusetts Financial Services Company (referred to as MFS). For more information regarding the investment adviser, please refer to the General Prospectus Disclosure.

What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the subadviser believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).


The fund may invest in below investment-grade debt securities. Such securities are considered, on balance, speculative with respect to capacity to pay interest, dividends and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rating categories.


How has the fund performed?

Performance information will be available for the fund once it has been in operation for a full calendar year.

                                                                            MV-1
Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.


Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                             N/A
 Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          N/A
 Redemption Fee                                                                       N/A
 Exchange Fee                                                                         N/A
 Account Maintenance Fee                                                              N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                     0.74%
 Distribution and/or Service (12b-1) fees                                            None
 Other Expenses1                                                                    0.10%
 Total Annual Fund Operating Expenses                                               0.84%
 Less Fee Waiver and Expense Reimbursement2                                        (0.02%)
 Net Expenses                                                                       0.82%



1 The fees and expenses shown in the table have been adjusted to reflect the administration agreement and accounting services agreement, which took effect on April 30, 2007 as a result of the reorganization of the JPVF Value Portfolio into the LVIP MFS Value Fund.

2 The advisor has contractually agreed to reimburse the fund's Standard Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 0.82% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with waivers for the one year contractual period and the total operating expenses without waivers for the years two through ten. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.


 1 year   3 years   5 years   10 years
-------- --------- --------- ---------

   $84      $266      $464    $1,035

MV-2


Fund Overview -
LVIP Mid-Cap Growth Fund

What are the fund's goals and main investment strategies?

The investment objective of the LVIP Mid-Cap Growth Fund (fund), formerly the JPVF Mid-Cap Growth Portfolio, is to seek capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing mainly in common stocks and other equity securities of midsize U.S. companies that at the time of purchase the portfolio manager believes offer strong earnings growth potential. Typically, the fund acquires shares of established companies with a history of above-average growth, as well as those companies expected to enter periods of above-average growth. The fund attempts to invest in companies that are diversified across economic sectors.

Under normal circumstances, at least 80% of the fund's assets will be invested in stocks of mid-cap companies. Mid-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase within the range of the market capitalizations of companies included in the Russell Midcap (Reg. TM) Growth Index. As of February 28, 2007, the smallest company in the index had a market cap of $1.3 billion and the largest company in the index had a market cap of $20.7 billion. When evaluating the fund's performance, the Russell Midcap Growth Index is used as the benchmark.

The sub-adviser utilizes an investment selection process that involves the use of three tools to evaluate stocks for investment or continued ownership:
 . Security Screening: A proprietary computer model is used to assess a universe of companies with varying capitalizations based on multiple earnings growth and valuation factors. Once screened, companies are ranked from most attractive to least attractive.
 . Fundamental Analysis: Traditional research is performed to determine if the companies under consideration will exceed, meet, or fall short of Wall Street analysts' consensus earnings expectations. This process may involve discussions with company management, industry experts and competitors in an effort to anticipate changes in the outlook for corporate earnings.

 . Technical Analysis: Used to evaluate trends in trading volume and prices of individual stocks. This helps the investment team identify attractive entry and exit points. Money flow may act as a leading or confirming indicator.

Stocks that rate favorably according to the three tools may be purchased. Conversely, a poor ranking from the proprietary model, concern about the fundamentals of a stock, a downward revision in earnings estimates from Wall Street analysts or company management, or a breakdown in the underlying money flow support for a stock may cause a stock to become a candidate for sale.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.


The fund's active trading approach will increase trading costs. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.


Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to Turner Investment Partners, Inc. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.

What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.


Investments in midsize companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in larger more established companies. These companies may be young and have more limited operating or business history. Earnings and revenues tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Many midsize company stocks trade less frequently and in small volume than stocks of larger companies, and the fund may experience difficulty closing out positions at prevailing market prices.

The fund follows an investment style that favors growth companies. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.


                                                                           MCG-1
How has the fund performed?

Performance information will be available for this fund once it has been in operation for a full calendar year.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.


Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                             N/A
 Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          N/A
 Redemption Fee                                                                       N/A
 Exchange Fee                                                                         N/A
 Account Maintenance Fee                                                              N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                      0.90%
 Distribution and/or Service (12b-1) fees                                             None
 Other Expenses1                                                                     0.23%
 Annual Fund Operating Expenses                                                      1.13%
 Less Fee Waiver and Expense Reimbursements2,3                                      (0.10%)
 Net Expenses                                                                        1.03%



1 The fees and expenses shown in the table have been adjusted to reflect the administration agreement and accounting services agreement, which took effect on April 30, 2007 as a result of the reorganization of the JPVF Mid-Cap Growth Portfolio into the LVIP Mid-Cap Growth Fund.

2 The advisor has contractually agreed to waive a portion of its advisory fee through April 30, 2008. The waiver amount is: 0.10% on the first $25 million and 0.05% on the next $50 million. The waiver will renew automatically for one year terms unless the advisor provides written notice of termination to the Fund.

3 The advisor has contractually agreed to reimburse the fund's Standard Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.05% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with waivers for the one year contractual period and the total operating expenses without waivers for the years two through ten. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.


 1 year   3 years   5 years   10 years
-------- --------- --------- ---------

   $105     $349      $613    $1,366

MCG-2


Fund Overview -
LVIP Mid-Cap Value Fund

What are the fund's goals and main investment strategies?

The investment objective of the LVIP Mid-Cap Value Fund (fund), formerly the JPVF Mid-Cap Value Portfolio, is to seek long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.


The fund pursues its objective by investing mainly in equity securities of midsize companies that exhibit traditional value characteristics. Value companies are companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. In addition, these companies may have under-appreciated assets, or be involved in company turn-arounds or corporate restructurings.

Under normal circumstances, at least 80% of the fund's assets will be invested in stocks of mid-cap companies. Mid-cap companies are defined for this purpose as companies with market capitalizations less than $20 billion at the time of purchase. These companies are generally established companies that may not be well-known "household" names. The fund may invest up to 20% of its net assets in securities of foreign issuers (including Depositary Receipts).The fund's Statement of Additional Information (SAI)describes these other investment strategies and the risks involved.


The fund focuses on those stocks within the Russell 2500TM Index which fall within the bottom half of the price-to-earnings distribution. As of February 28, 2007 the smallest company in the index had a market cap of $74.0 million and the largest company in the index had a market cap of $10.2 billion. The sub-adviser attempts to identify those companies that have fundamental investment appeal in terms of security appreciation, business strategy, market positioning, quality of management, or improving industry conditions. When evaluating the fund's performance, the Russell 2500 Value Index is used as the benchmark.

The fund's investment strategy employs a contrarian approach to stock selection, favoring equity securities of midsize companies that appear to be misunderstood or overlooked in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in their current market prices. Valuation techniques are a key component of the fund's investment approach. A target price is established for each stock by combining proprietary earnings estimates with expected price/earnings multiples. Current holdings and purchase candidates are continually ranked by appreciation potential. Stock selection is price-driven in that securities are purchased and sold primarily on the basis of the sub-adviser's estimate of their relative return/appreciation potential.


The fund typically sells a stock when the stock approaches its target price, company fundamentals deteriorate and/or when the sub-adviser believes that alternative stocks offer better risk/reward potential.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

The fund does not intend to engage in active and frequent trading of its portfolio securities in order to achieve its investment objective. Market conditions, however, could result in a greater degree of market activity and a higher portfolio turnover rate. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to Wellington Management Company, LLP. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.

What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.


Investments in midsize companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in larger more established companies. These companies may be young and have more limited operating or business history. Earnings and revenues tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Many midsize company stocks trade less frequently and in smaller volume than stocks of larger companies, and the fund may experience difficulty in closing out positions at prevailing market prices.


                                                                           MCV-1

Value stocks may never reach what the manager believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Investing in foreign stocks involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate. Additionally, investing in foreign stocks invloves the risk of loss from foreign government or political actions.

How has the fund performed?

Performance information will be available for the fund once it has been in operation for a full calendar year.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.


Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                             N/A
 Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          N/A
 Redemption Fee                                                                       N/A
 Exchange Fee                                                                         N/A
 Account Maintenance Fee                                                              N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                     0.99%
 Distribution and/or Service (12b-1) fees                                            None
 Other Expenses1                                                                    0.14%
 Annual Fund Operating Expenses                                                     1.13%
 Less Fee Waiver and Expense Reimbursements2                                       (0.02%)
 Net Expenses                                                                       1.11%



1 The fees and expenses shown in the table have been adjusted to reflect the administration agreement and accounting services agreement, which took effect on April 30, 2007 as a result of the reorganization of the JPVF Mid-Cap Value Portfolio into the LVIP Mid-Cap Value Fund.

2 The advisor has contractually agreed to reimburse the fund's Standard Class to the extent the the fund's Total Annual Fund Operating Expenses exceed 1.11% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with waivers for the one year contractual period and the total operating expenses without waivers for the years two through ten. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.


 1 year   3 years   5 years   10 years
-------- --------- --------- ---------

   $113     $357      $620    $1,373

MCV-2


Fund Overview -
LVIP S&P 500 Index Fund1
What are the fund's goals and main investment strategies?
The investment objective of the LVIP S&P 500 Index Fund (fund), formerly the JPVF S&P 500 Index Portfolio, is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing in all the securities that make up the S&P 500 Index, although the fund reserves the right not to invest in every security in the S&P 500 Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). Under normal market conditions the fund will invest at least 90% of its assets in the securities of issuers included in the S&P 500 Index. The S&P 500 Index is a widely used measure of large US company stock performance. The stocks in the S&P 500 account for nearly three-quarters of the value of all US stocks. The S&P 500 Index consists of the common stocks of 500 major corporations selected according to:
 . size;
 . frequency and ease by which their stocks trade; and . range and diversity of the American economy.

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500 Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.

When evaluating the fund's performance, the S&P 500 Index is used as the benchmark. The fund may not track the performance of the S&P 500 Index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued.

The fund does not intend to engage in active or frequent trading of portfolio securities as a part of its normal investment strategy. Market conditions, however, could result in a greater degree of market activity and a higher portfolio turnover rate. High portfolio turnover (e.g. over 100%) involves correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to Mellon Capital Management Corporation. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.

What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

An index futures contract is considered a derivative because it derives its value from the price of the index. The use of index futures contracts entails certain risks, including but not limited to the following: no assurance that a liquid market will exist for a particular futures contract at any specific time; imperfect correlation in the price of futures contracts and movements in the price of the underlying securities within the index; and potential losses in excess of the amount invested in the futures contracts themselves. Compared to conventional securities,derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market price.

The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.

How has the fund performed?

Performance information will be available for the fund once it has been in operation for a full calendar year.

1 "Standard & Poor's (Reg. TM)", "S&P 500 (Reg. TM)", Standard & Poor's 500 (Reg. TM)" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product. (Please see the Statement of Additional Information which sets forth additional disclaimers and limitations of liability on behalf of S&P.)


                                                                           SPI-1


Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Standard Class shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.



Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                             N/A
 Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          N/A
 Redemption Fee                                                                       N/A
 Exchange Fee                                                                         N/A
 Account Maintenance Fee                                                              N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                     0.24%
 Distribution and/or Service (12b-1) fees                                            None
 Other Expenses1                                                                    0.11%
 Total Annual Fund Operating Expenses                                               0.35%
 Less Fee Waiver and Expense Reimbursement2                                        (0.07%)
 Net Expenses                                                                       0.28%



1 The fees and expenses shown in the table have been adjusted to reflect the administration agreement and accounting services agreement, which took effect on April 30, 2007 as a result of the reorganization of the JPVF S&P 500 Index Portfolio into the LVIP S&P 500 Index Fund.

2 The advisor has contractually agreed to reimburse the fund's Standard Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 0.28% of average daily net assets. The Agreement will continue at least through April 30, 2008 and will renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $29      $105      $189      $436



SPI-2



Fund Overview -
LVIP Small-Cap Index Fund

What are the fund's goals and main investment strategies?

The investment objective of the LVIP Small-Cap Index Fund (fund), formerly the JPVF Small Company Portfolio, is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000 (Reg. TM) Index1, which emphasizes stocks of small U.S. companies. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objectives by investing primarily in the securities that make up the Russell 2000 Index, although the fund reserves the right not to invest in every security in the Russell 2000 Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). When evaluating the fund's performance, the Russell 2000 Index is used as the benchmark. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index which represents approximately 8% of the market capitalization of the Russell 3000 Index. Stocks in the Russell 2000 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

Under normal circumstances, the fund intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as stock index futures contracts and options, that provide exposure to the stocks of companies in the Russell 2000. The Russell 2000 Index is a widely used measure of small U.S. company stock performance.

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the Russell 2000 Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.


The fund may not track the performance of the index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued.

The fund does not intend to engage in active or frequent trading of portfolio securities as a part of its normal investment strategy. Market conditions, however, could result in a greater degree of market activity and a higher portfolio turnover rate. High portfolio turnover (e.g. over 100%) involves correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.


Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to Mellon Capital Management Corporation. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.


What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

An index futures contract is considered a derivative because it derives its value from the price of the index. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in marke.The we of index futures contracts entailscertain risks, including but not limited to the following: no assurance that liquid market will existfor a particular futures contract at any specific time; imperfect correlation in the price of futurescontacts and movements in the price of the underlying securities within the index; and potential lossesin excess of the amount invested in the futures contracts themselves price.


The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.


Small cap or emerging growth companies may have limited product lines or markets, may depend on a smaller number of key personnel and may be less financially secure than larger, more established companies. If a product fails or if management changes, or if there are other adverse developments, the fund's investment in a small cap or emerging growth company may lose substantial value.

Small cap and emerging growth companies' securities generally trade in lower volumes and are subject to greater, less predictable price changes than the securities of more established companies. Investing in small cap or emerging growth companies requires a long term view.

How has the fund performed?

Performance information will be available for the fund once it has been in operation for a full calendar year.


1 Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell 2000 (Reg. TM) is a trademark of Russell Investment Group.


                                                                           SCI-1


Fees and Expenses


The following table describes the fees and expenses that are incurred if you buy, hold, or sell Standard Class shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.


Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                             N/A
 Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          N/A
 Redemption Fee                                                                       N/A
 Exchange Fee                                                                         N/A
 Account Maintenance Fee                                                              N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                     0.32%
 Distribution and/or Service (12b-1) fees                                            None
 Other Expenses1                                                                    0.14%
 Total Annual Fund Operating Expenses                                               0.46%
 Less Fee Waiver and Expense Reimbursement2                                         0.00%
 Net Expenses                                                                       0.46%



1 The fees and expenses shown in the table have been adjusted to reflect the administration agreement and accounting services agreement, which took effect on April 30, 2007 as a result of the reorganization of the JPVF Small Company Portfolio into the LVIP Small-Cap Index Fund.

2 The advisor has contractually agreed to reimburse the fund's Standard Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 0.46% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.


 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $47      $148      $258      $579

SCI-2


Fund Overview -
LVIP T. Rowe Price Growth Stock Fund

What are the fund's goals and main investment strategies?

The investment objective of the LVIP T. Rowe Price Growth Stock Fund (fund), formerly the JPVF Strategic Growth Portfolio, is to provide long-term growth of capital. Dividend and interest income from the fund's securities, if any, is incidental to the Fund's investment objective of long-term growth of capital. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing, under normal market conditions, at least 80% of its assets in the common stocks of a diversified group of growth companies. When evaluating the fund's performance, the Russell 1000 (Reg. TM) Growth Index is used as the benchmark. The Russell 1000 Growth Index represents the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. As a point of reference, as of February 28, 2007, the companies included in this index had a weighted average market capitalization of approximately $69.9 billion. The Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization.


The fund mostly seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The sub-adviser generally looks for companies with one or more of the following:
 o An above-average growth rate: Superior growth in earnings and cash flow.
 o Operations in "fertile fields": The ability to sustain earnings momentum even during economic slowdowns by operating in industries or service sectors where earnings and dividends can outpace inflation and the overall economy.
 o A profitable niche: A lucrative niche in the economy that enables the company to expand even during times of slow growth.


The fund may sell securities for a variety of reasons, such as to secure gains, limit loses, or redeploy assets into more promising opportunities.


In pursuing its investment objective, the sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for securities.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities. The fund does not intend to engage in active and frequent trading of its portfolio securities in order to achieve its investment objective. Market conditions, however, could result in a greater degree of market activity and a higher portfolio turnover rate. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to T. Rowe Price Associates, Inc. For more information regarding the investment adviser and subadviser, please refer to the General Prospectus Disclosure.

What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.


Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market.

The fund may invest up to 25% of its total assets in foreign securities. Investing in foreign stocks involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate. Additionally, investing in foreign stocks involves the risk of loss from foreign government or political actions. Investments in futures and options, if any, are subject to additional volatility and potential losses.


                                                                         TRPGS-1

How has the fund performed?

Performance information will be available for the fund once it has been in operation for a full calendar year.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.


Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                             N/A
 Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          N/A
 Redemption Fee                                                                       N/A
 Exchange Fee                                                                         N/A
 Account Maintenance Fee                                                              N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                     0.78%
 Distribution and/or Service (12b-1) fees                                            None
 Other Expenses1                                                                    0.12%
 Annual Fund Operating Expenses                                                     0.90%
 Less Fee Waiver and Expense Reimbursement2                                        (0.02%)
 Net Expenses                                                                       0.88%



1 The fees and expenses shown in the table have been adjusted to reflect a new administration agreement and accounting services agreement, which took effect on April 30, 2007 as a result of the reorganization of the JPVF Strategic Growth Portfolio into the LVIP T. Rowe Price Growth Stock Fund.

2 The adviser has contractually agreed to reimburse the fund to the extent that the fund's total annual fund operating expense exceed 0.88% of average daily net assets. The agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with waivers for the one year contractual period and the total operating expenses without waivers for the years two through ten. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.


 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $90      $285      $497    $1,106

TRPGS-2


Fund Overview -
LVIP Templeton Growth Fund

What are the fund's goals and main investment strategies?

The investment objective of the LVIP Templeton Growth Fund (fund), formerly the JPVF World Growth Stock Portfolio, is to provide long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the fund may also be invested in debt obligations of companies and governments of any nation. Any income realized will be incidental. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing at least 80% of its assets in stocks issued by companies of any nation. Investments are primarily made in common stocks, but may also include preferred stocks and certain debt securities. The fund will generally be composed of investments from among many different industries. As a general matter, the fund will be invested in a minimum of five different foreign countries. When evaluating the fund's performance, the MSCI World Index is used as the benchmark. As of December 31, 2006, the smallest company in the index had a market cap of $235.0 million and the largest company in the index had a market cap of $455.6 billion.


The sub-adviser emphasizes a "value" approach to selecting stocks with the goal of identifying those companies selling at the greatest discount to future intrinsic value. The sub-adviser employs a "bottom-up" selection process which focuses on the financial condition and competitiveness of individual companies. While historical value measures (e.g. P/E ratios, operating profit margins, liquidation value) are important to this process, the primary factor in selecting individual stocks is a company's current price relative to its future or long-term earnings potential, or real book value, whichever is appropriate. Securities are evaluated with a five-year investment horizon. A stock may be sold because there is substantially greater value in another stock, the stock approaches the "fair value" target price, or due to a deterioration in the fundamentals upon which the stock was purchased.


The fund may enter into agreements with banks or broker-dealers to purchase some securities on a "forward commitment," "when issued" or on a "delayed delivery" basis. These securities will be delivered to the fund at a future date usually beyond customary settlement time. In general, the fund will not pay for the securities until received and will not earn interest until the contractual settlement date.


In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

The fund does not intend to engage in active and frequent trading of its portfolio securities in order to achieve its investment objective. Market conditions, however, could result in a greater degree of market activity and a higher portfolio turnover rate. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to Templeton Investment Counsel, LLC. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.

What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Investing in foreign equity securities involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money.

Investing in foreign securities also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign government's imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, barring the fund's withdrawal of assets from the country, and limiting the convertibility of a currency. As a general matter, risk of loss is typically higher for issuers located in emerging markets.

Additionally, investing in foreign securities involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to

                                                                            TG-1

other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.
The fund is slightly tilted towards companies that are below the index average in terms of market capitalization. Investments in such companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Many small company stocks trade less frequently and in smaller volume than stocks of larger companies, and the fund may experience difficulty closing out positions at prevailing market prices.

Securities purchased on a "when-issued" or on a "forward delivery" basis are delivered to the fund at a future date usually beyond customary settlement time. The securities so purchased are subject to market fluctuations so that at the time of delivery, the value of such securities may be more or less than the purchase price.


How has the fund performed?

Performance information will be available for the fund once it has been in operation for a full calendar year.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.


Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                          N/A
 Deferred Sales Charge (Load)                                                      N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                       N/A
 Redemption Fee                                                                    N/A
 Exchange Fee                                                                      N/A
 Account Maintenance Fee                                                           N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                   0.75%
 Distribution and/or Service (12b-1) fees                                          None
 Other Expenses1                                                                  0.11%
 Annual Fund Operating Expenses                                                   0.86%
 Less Fee Waiver and Expense Reimbursement2                                      (0.00%)
 Net Expenses                                                                     0.86%



1 The fees and expenses shown in the table have been adjusted to reflect the administration agreement and accounting services agreement, which took effect on April 30, 2007 as a result of the reorganization of the JPVF World Growth Stock Portfolio into the LVIP Templeton Growth Fund.


2 The adviser has contractually agreed to reimburse the fund to the extent that the fund's total annual fund operating expense exceed 0.86% of average daily net assets. The agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $88      $274      $477    $1,061

                                                                           TG-2


Fund Overview-LVIP Value Opportunities Fund

What are the fund's goals and main investment strategies?

The investment objective of the LVIP Value Opportunities Fund (fund), formerly the JPVF Small-Cap Value Portfolio, is to seek long-term capital appreciation by investing securities of small-cap companies. This objective is non-fundamental and may be changed without shareholder approval.

Under normal circumstances, the fund will invest at least 80% of its assets in common stocks of small-cap companies. Small-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase equal to or less than the capitalization of the largest company in the Russell 2000 (Reg. TM) Index. As of February 28, 2007, the capitalization of the stocks within the Russell 2000 Index ranged from $74.0 million to $3.7 billion. When evaluating the fund's performance, the Russell 2000 Value Index is used as the benchmark.

The fund focuses on securities the sub-adviser believes are undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. The sub-adviser uses a proprietary valuation model to screen over 3000 small-cap companies. This model attempts to identify small-cap companies with below-average valuation and above-average profitability. The most attractive 20% of these companies are then identified for further research.


The sub-adviser performs in-depth due diligence on those individual companies deemed from its model to be most attractive. The sub-adviser looks for companies with the following characteristics:
  . Market leader with strong position in its business
  . Stable to improving industry fundamentals
  . Above average profitability characteristics
  . Free cash flow generation
  . Strong balance sheet
  . Proven management team acting in shareholders best interests
  . High insider ownership/Insiders buying


Stocks may also be identified for investment based upon certain catalysts that may drive the valuation higher, such as an earnings surprise, restructuring/spin-offs, management change, or an acquisition. The fund typically sells a stock when according to the sub-adviser's valuation model the company's stock is considered fully valued. Securities may also be sold based upon deteriorating fundamentals.

The fund does not intend to engage in active or frequent trading of portfolio securities as a part of its normal investment strategy. Market conditions, however, could result in a greater degree of market activity and a higher portfolio turnover rate. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.


In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to Dalton, Greiner, Hartman, Maher & Co. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.

What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Small cap or emerging growth companies may have limited product lines or markets, may depend on a smaller number of key personnel and may be less financially secure than larger, more established companies. If a product fails or if management changes, or if there are other adverse developments, the fund's investment in a small cap or emerging growth company may lose substantial value.

Small cap and emerging growth companies' securities generally trade in lower volumes and are subject to greater, less predictable price changes than the securities of more established companies. Investing in small cap or emerging growth companies requires a long term view.

                                                                            VO-1

Value stocks may never reach what the sub-adviser believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Investing in foreign stocks involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations and economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate. Additionally, investing in foreign stocks involves the risk of loss from foreign government or political actions.

How has the fund performed?

Performance information will be available for the fund once it has been in operation for a full calendar year.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.


Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                             N/A
 Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          N/A
 Redemption Fee                                                                       N/A
 Exchange Fee                                                                         N/A
 Account Maintenance Fee                                                              N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee1                                                                    1.05%
 Distribution and/or Service (12b-1) fees                                            None
 Other Expenses2                                                                    0.13%
 Annual Fund Operating Expenses                                                     1.18%
 Less Fee Waiver and Expense Reimbursement3                                        (0.00%)
 Net Expenses                                                                       1.18%



1 The Management Fee has been restated to reflect a new management agreement effective April 30,2007. The management fee charged to the fund pursuant to the new agreement is lower than the management fee previously charged to the fund.

2 The fees and expenses shown in the table have been adjusted to reflect the administration agreement and accounting services agreement, which took effect on April 30, 2007 as a result of the reorganization of the JPVF Small-Cap Value Portfolio into the LVIP Small-Cap Value Fund.

3 The advisor has contractually agreed to reimburse the fund's Standard Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.34% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.


The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $120     $375      $649    $1,432

VO-2


Management of the Funds

The funds' business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the funds' bylaws, to declare and pay dividends, and to exercise all the powers of the funds except those granted to the shareholders.


Manager of Managers. The funds employ a "manager of managers" structure. In this regard, the funds have received an exemptive order from the SEC to permit a funds' investment adviser, without further shareholder approval, to enter into and materially amend sub-advisory agreements with sub-advisers upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished all information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the funds' adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee sub-advisers and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Advisers: Lincoln Investment Advisors Corporation
(LIA), formerly Jefferson Pilot Investment Advisory Corporation, is the investment adviser to the funds. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is 1300 South Clinton Street, Fort Wayne, IN 46802. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.


LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The funds use sub-advisers who are responsible for the day-to-day management of the fund's securities investments. All sub-advisers to the funds are paid out of the fees paid to the adviser.


The following chart lists each fund's investment adviser, sub-adviser, and portfolio manager. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the funds.



Fund                  Investment Adviser, Sub-Adviser and Portfolio Manager(s)
===================== ==============================================================================================
LVIP Capital Growth   Adviser: LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2006 was
                      0.73% of the fund's average net assets).

                      Sub-Adviser: Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts
                      02109, a registered investment adviser and Massachusetts limited liability partnership.
                      Wellington Management is one of America's oldest and largest independent investment coun-
                      seling firms. As of December 31, 2006 Wellington Management managed approximately $575 billion of client assets in a broad range of investment styles for investment companies, employee benefit plans, endowments, foundations and other institutions.

                      Portfolio Managers: Andrew J. Shilling, CFA, Senior Vice President and Equity Portfolio Man-
                      ager of Wellington Management, has served as the Portfolio Manager for the fund since 2004.
                      Mr. Shilling joined Wellington Management as an investment professional in 1994. John A.
                      Boselli, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management,
                      joined Wellington Management as an investment professional in 2002. Mr. Boselli has been involved in portfolio management and securities analysis for the fund since 2004. Mr. Boselli is employed by Wellington Management International Limited, which is a wholly-owned sub-
                      sidiary of Wellington Management. Prior to joining Wellington Management, Mr. Boselli was an investment professional at Putnam Investments, Inc. (1996-2002).


                                                                           GPD-1


Fund                  Investment Adviser, Sub-Adviser and Portfolio Manager(s)
===================== ============================================================================================
LVIP Marsico          Adviser: LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2006
International Growth  was 0.97% of the fund's average net assets).

                      Sub-Adviser: Marsico Capital Management, LLC ("Marsico"), 1200 17th Street Suite 1600,
                      Denver, Colorado 80202, a registered investment adviser and a Delaware limited liability company. Marsico was formed in 1997, and became a wholly-owned indirect subsidiary of Bank of
                      America Corporation in January 2001. Marsico provides investment management services to other mutual funds and private accounts and, as of September 30, 2006, had approximately
                      $73.7 billion under management.

                      Portfolio Manager: James G. Gendelman is the portfolio manager and is responsible for the day-to-day management of the fund. Prior to joining Marsico in May of 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co. He
                      holds a Bachelors degree in Accounting from Michigan State University, and a MBA in Finance from the University of Chicago. Mr. Gendelman was a CPA for Ernst & Young from 1983 to
                      1985.
LVIP MFS Value        Adviser: LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2006 was 0.74% of the fund's average net assets).

                      Sub-Adviser: Massachusetts Financial Services Company ("MFS"), 500 Boylston Street, Bos-
                      ton, Massachusetts, 02116, commonly known as MFS Investment Management, together with its subsidiary, MFS Institutional Advisors, Inc. ("MFSI"), act as the investment adviser to investment companies, separate accounts and other clients. MFS and MFSI share personnel and resources in performing their investment advisory and administrative functions. MFS is a majority owned subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc.,
                      which in turn is an indirect majority owned subsidiary of Sun Life Financial, Inc. (a diversified financial services organization). MFS has been a subsidiary of Sun Life since 1982.

                      Portfolio Manager: The fund is managed by portfolio managers Steven Gorham and Nevin
                      Chitkara. Steven R. Gorham is a Senior Vice President and portfolio manager at MFS. Mr.
                      Gorham joined MFS in 1989. He became a research analyst in 1993 and a portfolio manager in
                      2000. He is a graduate of the University of New Hampshire and has a M.B.A. from Boston College.
                      Nevin P. Chitkara is a Vice President and portfolio manager at MFS. Mr. Chitkara joined MFS in
                      1997. Mr. Chitkara was an equity research analyst prior to being named portfolio manager in
                      2006. Prior to joining MFS, he served on the Corporate Audit and Business Development staffs of
                      General Electric Co. Mr. Chitkara is a graduate of Boston University and has a M.B.A. from the
                      MIT Sloan School of Management.

LVIP Mid-Cap Growth   Adviser: LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2006 was 0.90% of the fund's average net assets).

                      Sub-Adviser: Turner Investment Partners, Inc. ("Turner"), 1205 West Lakes Drive, Suite 100,
                      Berwyn, Pennsylvania 19312, is a registered investment adviser. As of December 31, 2006,
                      Turner had over $22.8 billion in assets under management.

                      Portfolio Manager: The fund is managed by a committee comprised of Christopher McHugh
                      (Lead Manager), Jason D. Schrotberger (Co-manager) and Tara R. Hedlund (Co-manager).
                      Christopher McHugh, Vice President/Senior Portfolio Manager, joined Turner in 1990. Prior to 1990, he was a Performance Specialist with Provident Capital Management. Mr. McHugh has
                      21 years of investment experience. Jason D. Schrotberger, Security Analyst/Portfolio
                      Manager, joined Turner in 2001. Prior to 2001, he was an investment analyst at BlackRock
                      Financial Management. Mr. Schrotberger has 13 years of investment experience. Tara R. Hedlund,
                      Security Analyst/Portfolio Manager, joined Turner Investments in 2000. Prior to 2000, she was an audit engagement senior at Arthur Andersen LLP. Ms. Hedlund has 12 years of investment experience. Mr. Schrotberger and Ms. Hedlund are CFA charterholders.


GPD-2


Fund                  Investment Adviser, Sub-Adviser and Portfolio Manager(s)
===================== ============================================================================================
LVIP Mid-Cap Value    Adviser: LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2006 was
                      0.99% of the fund's average net assets).

                      Sub-Adviser: Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts
                      02109, is a registered investment adviser and Massachusetts limited liability partnership.
                      Wellington Management is one of America's oldest and largest independent investment counseling firms. As of December 31, 2006 Wellington Management managed approximately $575 billion of client assets in a broad range of investment styles for investment companies, employee benefit plans, endowments, foundations and other institutions.

                      Portfolio Manager: James N. Mordy, Senior Vice President and Equity Portfolio Manager of
                      Wellington Management, has served as Portfolio Manager of the fund since 2001. Mr. Mordy joined Wellington Management as an investment professional in 1985.
LVIP S&P 500 Index    Adviser: LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2006 was
                      0.24% of the fund's average net assets).

                      Sub-Adviser: Mellon Capital Management Corporation (Mellon Capital), 595 Market Street,
                      Suite 3000, San Francisco, California 94105. Mellon Capital is a leading innovator in the investment industry, and manages global quantitative-based investment strategies for institutional and private investors. As of September 30, 2006, Mellon Capital had assets under management totaling approximately $158 billion (AUM includes assets managed in overlay strategies and securities lending pools, and may include assets managed by Mellon officers as dual officers of Mellon Bank and Dreyfus Corp.)

                      Portfolio Manager(s): Mellon Capital supervises and manages the investment portfolio of the
                      Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are Susan Ellison, Richard A. Brown, and
                      Karen Q. Wong. Susan Ellison, CFA, has been a Managing Director, Equity Portfolio Management at Mellon Capital since 2000. Ms. Ellison joined Mellon Capital in 1988 as an assistant portfolio manager, and throughout the years has held various positions in the Equity Portfolio
                      Management group. Since 1991 Ms. Ellison has been acting as head of Equity Portfolio Management and is responsible for the management of all U.S. and international equity portfolios.
                      Ms. Ellison received her B.S. degree from San Francisco State University and is a member of the CFA Institute and the CFA Society of San Francisco. She has 18 years of investment experience. Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon
                      Capital since 2002. Mr. Brown joined Mellon Capital in 1995 as senior associate and has held various positions in the Equity Portfolio Management group since then. Currently, he co-manages a team of portfolio managers for domestic and international equity indexing funds. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown has
                      11 years of investment experience. Mr. Brown is a member of the CFA Institute and the CFA
                      Society of San Francisco. Karen Q. Wong, CFA is a Vice President, Equity Portfolio Management
                      at Mellon Capital. Karen Q. Wong joined Mellon Capital in 2000 as an associate portfolio manager. Currently, she co-manages a team of portfolio managers for domestic and international equity indexing funds. Ms. Wong holds an M.B.A. from San Francisco University. Ms. Wong has 6 years of investment experience. Ms Wong is a member of the CFA Institute and the CFA Society of San Francisco.


                                                                           GPD-3


Fund                  Investment Adviser, Sub-Adviser and Portfolio Manager(s)
===================== ===============================================================================================
LVIP Small-Cap Index  Adviser: LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2006 was
                      0. % of the fund's average net assets).

                      Sub-Adviser: Mellon Capital Management Corporation (Mellon Capital), 595 Market Street,
                      Suite 3000, San Francisco, California 94105 is a leading innovator in the investment industry, and manages global quantitative-based investment strategies for institutional and private investors. As of September 30, 2006, Mellon Capital had assets under management totaling approximately $158 billion (AUM includes assets managed in overlay strategies and securities lending pools, and may include assets managed by Mellon officers as dual officers of Mellon
                      Bank and Dreyfus Corp.)

                      Portfolio Manager(s): Mellon Capital Management Corporation employs a team approach to managing the fund. The Management Team includes Susan Ellison, Richard Brown, and Karen
                      Wong. The members of the Mangement Team are jointly and primarily responsible for the day-to-day management of the fund. The Management Team members play equal roles with respect to the management of the fund, and there are no limits on such roles.

                      Susan Ellison, CFA, has been a Managing Director, Equity Portfolio Management at Mellon
                      Capital since 2000. Ms. Ellison joined Mellon Capital in 1988, and since 1991 she has been acting as head of the Equity Portfolio Management Group. Ms. Ellison received her B.S.
                      degree from San Francisco State University and is a member of the CFA Institute and the Society of Investment Analysts of San Francisco. Richard A. Brown, CFA, has been a Director,
                      Equity Portfolio Management at Mellon Capital since 2002. Mr. Brown joined Mellon Capital in
                      1995. Currently, he co-manages a team of portfolio managers for domestic and international equity indexing funds. Mr. Brown holds an M.B.A. from California State University at Hayward.
                      Mr. Brown is a member of the CFA Institute and the Society of Investment Analysts of San
                      Francisco. Karen Wong, CFA is a Vice President, Equity Portfolio Management at Mellon Capital.
                      Ms. Wong joined Mellon Capital in 2000. Currently, she co-manages a team of portfolio managers for domestic and international equity indexing funds. Ms. Wong holds an M.B.A.
                      from San Francisco University. Ms Wong is a member of the CFA Institute and the Society of
                      Investment Analysts of San Francisco.
LVIP T. Rowe Price    Adviser: LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2006 was
Growth Stock          0.78% of the fund's average net assets).

                      Sub-Adviser: T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore,
                      Maryland 21202, is a registered investment adviser and Maryland corporation. T. Rowe
                      Price was founded in 1937. T. Rowe Price and its affiliates provide investment advisory services to individual and institutional investor accounts and managed approximately $334.7 billion as of
                      December 31, 2006. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

                      Portfolio Manager: The fund is managed by an investment advisory committee. Robert W. Smith, Vice
                      President of T. Rowe Price, serves as Committee chairman and is responsible for the day-to day management of the fund. Bob works with the Committee in developing and executing the fund's investment program. Bob joined the firm in 1992 as a Research Analyst and previously served for five years as an analyst for Massachusetts Financial Services. Bob earned his B.S. in Finance and
                      Economics from the U. of Delaware and an M.B.A. from the U. of Virginia.


GPD-4


Fund                  Investment Adviser, Sub-Adviser and Portfolio Manager(s)
===================== ==================================================================================================
LVIP Templeton Growth Adviser: LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2006 was
                      0.75% of the fund's average net assets).

                      Sub-Adviser: Templeton Investment Counsel, LLC ("TICL"), 500 East Broward Boulevard,
                      Suite 2100, Fort Lauderdale, Florida 33394, is a registered investment adviser and a Delaware
                      Limited Liability Company. TICL is an indirect wholly-owned subsidiary of Franklin Resources,
                      Inc. ("Franklin"), a Delaware corporation. Net assets under the management of the Franklin organization was approximately $511.3 billion as of September 30, 2006.

                      Portfolio Manager: The fund is managed by a team, with Peter Nori as the lead portfolio manager.
                      The other team members are Cindy Sweeting and Tina Hellmer. Prior to August 1, 2003, Cindy Sweeting
                      served as the portfolio manager. Peter Nori, Executive Vice President of Templeton, joined Franklin
                      Templeton Investments in 1987. Mr. Nori is a CFA, and has been a member of the global equity research team since 1994. Ms. Sweeting is Executive Vice President and Director of Research for Templeton.
                      She has a CFA and joined Templeton in 1997 after working as a Vice President-Investments with McDermott
                      International Inn Company from 1983 to 1997. Ms. Hellmer is Vice President and Portfolio
                      Manager-Research Analyst with Templeton. She joined the firm in 1997 and holds a CFA.
LVIP Value            Adviser: JPIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2006
Opportunities         was 1.05% of the fund's average net assets).

                      Sub-Adviser: Dalton, Greiner, Hartman, Maher & Co. ("Dalton Greiner"), 565 Fifth Avenue,
                      Suite 2101, New York, New York 10017, is a registered investment adviser and partnership.
                      Dalton Greiner was organized in 1982 as Dillon Read Capital, the money management subsidiary of the investment bank, Dillon Read. Dalton Greiner is currently 80% owned by Boston Private Financial Holdings,
                      Inc., which is organized as a bank holding company focusing on wealth management through private banking and investment services. The remaining 20% interest is held by 12 Dalton Greiner employees.As of September 30,
                      2006, Dalton Greiner had approximately $2.8 billion in assets under management. Dalton Greiner will be owned
                      80% by Boston Private and 20% by Dalton Greiner professionals.

                      Portfolio Manager: Dalton Greiner employs a team approach that is primarily responsible for the day-to-day management of the fund. The five individuals with the most significant responsibility for the day-to-day management of the fund are Kenneth Greiner, Timothy Dalton, Stephen Bruno, Bruce Geller and Jeffrey Baker.
                      All five individuals carry the Certified Financial Analyst (CFA) designation. Kenneth Greiner has served as
                      Dalton Greiner's President since 1990. Timothy Dalton, CFA, has served as the Chief Executive Officer of
                      Dalton Greiner since 1990 and as the Chief Investment Officer since 1997. Stephen Bruno, Executive
                      Vice President, joined Dalton Greiner in 1990. Bruce Geller, Senior Vice President, joined Dalton Greiner in 1992. Jeffrey Baker, Vice President, joined Dalton Greiner in 2000. Prior to 2000, Mr. Baker was an Analyst
                      for Prudential Investments and Merrill Lynch. Each of the aforementioned individuals serve as sector analysts and are responsible for stock selection within their defined sectors.


Some of the funds using sub-advisers have names, investment objectives and investment policies that are very similar to certain publicly available mutual funds that are managed by these same sub-advisers. These funds will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the funds, different fees, and different asset levels.


A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contract for the funds will be available in the semi-annual report to shareholders for the six month period ended June 30, 2007.


Net Asset Value
Each fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  . adding the values of all securities investments and other assets;
                                                                        GPD-5
  . subtracting liabilities (including dividends payable); and
  . dividing by the number of shares outstanding.

A fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

Each fund typically values its securities investments as follows:
  . equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on exchanges or over-the-counter; and
  . debt securities, at the price established by an independent pricing service, which is believed to reflect the fair value of these securities; and
  . fixed income securities with a maturity of less than sixty days are priced at amortized cost.

In certain circumstances, a fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When a fund uses fair value pricing, it may take into account any factors it deems appropriate. A fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The price of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, a fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


For each of the Profile Funds and Target Maturity Profile Funds (which are fund of funds), the Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If the Profile Funds or Target Maturity Profile Funds own investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.


Share Classes
Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.

Purchase and Redemption of Fund Shares
Each fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and to Lincoln Life & Annuity Company of New York (LNY). Lincoln Life and LNY hold the fund shares in separate accounts (variable accounts) that support various Lincoln Life and LNY variable annuity contracts and variable life insurance contracts.

Each fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

Each fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the funds' sub-advisers, may pay additional compensation (at their own expense and not as an expense of the funds) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the funds and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

                                                                          GPD-6

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of a fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.


Securities Lending
The funds may, subject to approval by the Board of Trustees, seek to increase their income by lending portfolio securities. Such loans will usually be made to member banks of the Federal Reserve System and member firms (and subsidiaries thereof) of the New York Stock Exchange and would be required to be secured continuously by collateral in cash, U.S. Government securities or an irrevocable letter of credit maintained on a current basis at an amount at lest equal to the market value of the securities loaned. The funds would continue to collect the equivalent of the interest or dividends on the securities loaned and would receive either interest (through investment of cash collateral) or a fee (if the collateral is U. S. Government securities or a letter of credit). The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases a fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Market Timing
Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As a result, the funds discourage such trading activity. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the funds and other mutual funds supporting the insurance contracts, that may adversely affect fund investors.


Each fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, the fund identifies an investor as a "market timer" under the Market Timing Procedures.


While the funds have Market Timing Procedures, the funds, in seeking to identify market timing, also rely on the insurance companies that hold shares of the funds in separate accounts to support the insurance contracts. The funds receive purchase, exchange and redemption orders through omnibus accounts maintained for the funds. Omnibus account arrangements are common forms of holding shares of the funds, particularly among insurance companies offering variable insurance products and retirement plans. These arrangements permit intermediaries such as insurance companies to aggregate their clients' transactions and ownership positions. Each fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

As part of the Market Timing Procedures, the funds review periodic trade reports for unusual activity that may be suggestive of market timing. The funds maintain guidelines for assessing unusual activity based upon a variety of factors. Upon the identification of potential market timing, the fund contacts the applicable insurance company. If the fund identifies the contract holder as a "market timer," the insurance company will follow its procedures for restricting the contract holder's trading activity.


Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the funds will be able to identify possible market timing activity or that market timing will not occur in the funds. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

                                                                           GPD-7

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure
A description of funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the Statement of Additional Information.

Distributions and Federal Income Tax Considerations
The funds' policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The funds may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the funds' are owned directly or indirectly by Lincoln Life and LNY, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

Funds as Profile Fund Investments

The funds' may accept investments from the Profile Funds and Target Maturity Profile Funds, other investment series of the Trust, each of which operates as a fund of funds. The "fund of funds" structure operates in reliance on the federal securities laws and rules adopted thereunder which generally permit a fund to sell its shares to other affiliated funds and non-affiliated funds within strict percentage limitations. From time to time, the fund may experience large investments or redemptions due to allocations or rebalancings by the Profile Funds and Target Maturity Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the funds' portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

General Information

This prospectus does not contain all the information included in the registration statements that the funds have filed with the SEC. You may examine the registration statements at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.


The use of a fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in a fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Trust's Board of Trustees of each fund will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.


A conflict could arise that requires a variable account to redeem a substantial amount of assets from any of the funds. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in that fund. Also, that fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the Trust's statement of additional information (SAI), which is on file with the SEC. The Trust incorporates its SAI, dated April 30, 2007, into its prospectus. The Trust will provide a free copy of its SAI upon request.

You can find further information about each fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

                                                                          GPD-8

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about a fund, or to make inquiries. The Trust does not maintain an internet website.


You can review and copy information about the funds (including the SAIs) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, 100 F. Street N.E., D.C. 20549, or by electronic request at the following e-mail address: publicinfo@sec.gov.


                             SEC File No: 811-08090

                                                                           GPD-9

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                Lincoln Variable Insurance Products Trust

                     LVIP Capital Growth Fund
                     LVIP Marsico International Growth Fund
                     LVIP MFS Value Fund
                     LVIP Mid-Cap Growth Fund
                     LVIP Mid-Cap Value Fund
                     LVIP S&P 500 Index Fund
                     LVIP Small-Cap Index Fund
                     LVIP T. Rowe Price Growth Stock Fund
                     LVIP Templeton Growth Fund
                     LVIP Value Opportunities Fund

                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802
                Prospectus April 30, 2007


Each fund is a series of the Lincoln Variable lnsurance Products Trust (referred to as "fund") that sells its shares directly or indirectly to The Lincoln National Life Insurance Company and its affiliates (Lincoln Life). Lincoln Life holds the shares in its separate accounts to support variable annuity contracts and variable life contracts (contracts). We refer to a separate account as a variable account. Each variable account has its own prospectus that describes the account and the contracts it supports. You choose the fund or funds in which a variable account invests your contract assets. In effect, you invest indirectly in the fund(s) that you choose under the contract. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Fund Overview -
LVIP Capital Growth Fund

What are the fund's goals and main investment strategies?

The investment objective of the LVIP Capital Growth Fund (fund), formerly the JPVF Capital Growth Fund, is to seek capital growth. Realization of income is not a significant investment consideration and any income realized will be incidental. This objective is non-fundamental and may be changed without shareholder approval.


The fund pursues its objective by investing primarily in equity securities of large U.S. companies. The equity securities in which the fund may invest include common stock, convertible securities, rights, warrants and exchange traded funds (ETF's). When evaluating the fund's performance, the Russell 1000 (Reg. TM) Growth Index is used as the benchmark. The Russell 1000 Growth Index represents the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. As a point of reference, as of February 28, 2007, the companies included in this index had a weighted average market capitalization of approximately $69.9 billion. The Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization.

The fund invests in stocks of successful, large, growing companies. The fund's investment strategy is based on an assumption that stock prices over time follow earnings and companies that can sustain above average growth in earnings will out-perform the growth indices and, long term, th market overall. However, markets often overreact to near term events and extrapolate recent experience into the current stock price. In this context, successful growth investing requires in-depth fundamental research in order to differentiate sustainable growth from short-lived events. This fundamental research is then combined with a rigorous price discipline.

Using a unique valuation measure in each industry the sub-adviser ranks each stock based on its estimated upside return potential relative to its down side risk. The sub-adviser typically purchases companies that rank in the top third based on this measure and sells the stocks when they fall below median. The sub-adviser may sell securities for a variety of reasons, such as to secure gains, limit loses, or redeploy assets into opportunities believed to be more promising.

The fund also uses other investment strategies, to a lesser degree, to pursue its investment objective. The fund may invest up to 25% of its total assets in foreign securities denominated in foreign currencies. The fund's Statement of Additional Information (SAI) describes these other investment strategies and the risks involved.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

The fund does not intend to engage in active or frequent trading of portfolio securities as a part of its normal investment strategy. Market conditions, however, could result in a greater degree of market activity and a higher portfolio turnover rate.

High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to Wellington Management Company, LLP. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.

What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

The fund follows an investment style that favors growth companies. Due their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.


Investing in foreign stocks involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate. Additionally, investing in foreign stocks involves the risk of loss from foreign government or political actions.


                                                                           CG-1

How has the fund performed?

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five years, and ten years of the Standard Class compare with those of a broad measure of market performance. The fund's Standard Class shares, which are not offered in the prospectus, would have substantially similar returns as the fund's Service Class because each class is invested in the same portfolio of securities. The returns of the Standard Class would differ only to the extent that the classes do not have the same expenses. The Service Class will have a higher expense ratio and therefore the returns on the Service Class would be lower than the returns on the fund's Standard Class. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If reflected, the returns shown would be lower.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.


Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                                N/A
 Deferred Sales Charge (Load)                                                            N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                             N/A
 Redemption Fee                                                                          N/A
 Exchange Fee                                                                            N/A
 Account Maintenance Fee                                                                 N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                        0.73%
 Distribution and/or Service (12b-1) fees                                              0.25%
 Other Expenses1                                                                       0.09%
 Total Annual Fund Operating Expenses                                                  1.07%
 Less Fee Waiver and Expense Reimbursement2                                           (0.01%)
 Net Expenses                                                                          1.06%



1 Other expenses are based on estimated amounts for the current fiscal year.

2 The advisor has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.06% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.


The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with expense waivers for the one year contractual period and the total operating expenses without waivers for the years two through ten. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $108     $339      $589    $1,305

                                                                           CG-2

Fund Overview-LVIP Marsico International Growth Fund

What are the fund's goals and main investment strategies?

The investment objective of the LVIP Marsico International Growth Fund (fund), formerly JPVF International Equity Portfolio, is long-term capital appreciation. The fund will be "non-diversified" as defined in the Investment Company Act of 1940. This objective is non-fundamental and may be changed without shareholder approval.


The fund pursues its objective by investing at least 80% of its assets in equity and equity-related securities (including Depositary Receipts) of companies from at least three countries located outside of the United States. Some issuers or securities in the fund may be based in or economically tied to the United States. When evaluating the fund's performance, the MSCI EAFE Index is used as the benchmark. As of December 31, 2006 the smallest company in the index had a market cap of $235.0 million and the largest company in the index had a market cap of $219.4 billion.

The fund invests mainly in established growth companies, but may also invest in more aggressive growth companies, such as companies operating in emerging markets, or companies undergoing significant changes: e.g., the introduction of a new product line, the appointment of a new management team or an acquisition.

The investment policy of the fund is to be non-diversified as to individual issuers. The fund normally maintains a core position of between 35 and 50 common stocks, and may hold large positions in some stocks. The fund may hold a limited number of additional securities at times when the sub-adviser is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

In selecting investments for the fund, the sub-adviser uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macro-economic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. As a result of the "top-down" analysis, the sub-adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the sub-adviser has observed.

The sub-adviser's "bottom-up" stock selection looks for individual companies with earnings growth potential that may not be recognized by the market at large. The sub-adviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates.

The sub-adviser may reduce or sell investments in portfolio companies if, in the opinion of the sub-adviser, a company's fundamentals change, its stock price appreciates excessively in relation to fundamental prospects, the company appears not to realize its growth potential, or there are more attractive opportunities elsewhere.

The fund's active trading approach will increase trading costs. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to Marsico Capital Management, LLC. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.

What are the main risks of investing in the fund?

Investing in stocks and other securities involves the risk that the value of the securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money. Since the fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund, the fund's value may decrease because of a single investment or a small number of investments.

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market.

                                                                          MIG-1

Investing in foreign equity securities involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money. All of the rights of investing in foreign securities are heightened when investing in emerging market countries.

Investing in foreign securities also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign government's imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, barring the fund's withdrawal of assets from the country, and limiting the convertibility of a currency. As a general matter, risk of loss is typically higher for issuers located in emerging markets.

Additionally, investing in foreign securities involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

Investing in stocks of medium and small-sized, less mature, lesser-known companies involves greater risks than those normally associated with larger, more mature, well-known companies. The fund runs a risk of increased and/or rapid fluctuations in the value of its stock investments. This is due to the greater business risks of small size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of medium and small capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500. One reason is that medium and small-sized companies have less certain prospects for growth, a lower degree of liquidity in the markets for the stocks, and greater sensitivity to changing economic conditions.

Prices of medium and small-sized company stocks may fluctuate independently of larger company stock prices. Medium and small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many independent factors lead to this result, such as the current and anticipated global economic conditions or increasing interest rates may have been reasons historically for declining values in small and medium capitalization companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Therefore, you should expect that the net asset value of the fund's shares may fluctuate more than broad stock market indices such as the S&P 500, and may fluctuate independently from those indices.

How has the fund performed?

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five years, and ten years of the Standard Class compare with those of a broad measure of market performance. The fund's Standard Class shares, which are not offered in the prospectus, would have substantially similar returns as the fund's Service Class because each class is invested in the same portfolio of securities. The returns of the Standard Class would differ only to the extent that the classes do not have the same expenses. The Service Class will have a higher expense ratio and therefore the returns on the Service Class would be lower than the returns on the fund's Standard Class. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If reflected, the returns shown would be lower.

                                                                          MIG-2

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.


Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                               N/A
 Deferred Sales Charge (Load)                                                           N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                            N/A
 Redemption Fee                                                                         N/A
 Exchange Fee                                                                           N/A
 Account Maintenance Fee                                                                N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                       0.97%
 Distribution and/or Service (12b-1) fees                                             0.25%
 Other Expenses1                                                                      0.16%
 Annual Fund Operating Expenses                                                       1.38%
 Less FeeWaiver and Expense Reimbursement2                                           (0.01%)
 Net Expenses                                                                         1.37%



1 Other expenses are based on estimated amounts for the current fiscal year.

2 The adviser has contractually agreed to reimburse the fund to the extent that the fund's total annual operating expenses exceed 1.37% of average daily net assets. The agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.


The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with waivers for the one year contractual period and the total operating expenses without waivers for the years two through ten. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $139     $436      $754    $1,657
                                                                          MIG-3

                      [THIS PAGE INTENTIONALLY LEFT BLANK]


Fund Overview-LVIP MFS Value Fund

What are the fund's goals and main investment strategies?

The investment objective of the LVIP MFS Value Fund (fund), formerly JPVF Value Portfolio, is to seek long-term growth of capital by investing primarily in a wide range of equity issues that may offer capital appreciation and, secondarily, to seek a reasonable level of current income. This objective is non-fundamental and may be changed without shareholder approval.


The fund invests at least 80% of its net assets in common stocks and other equity securities such as preferred stocks, warrants or rights to buy equity securities, and securities convertible into common stocks. The fund pursues its objectives primarily by investing in equity securities of value companies. Value companies are companies whose earnings power or asset value does not appear to be reflected in the current stock price. As a result, value companies look underpriced according to financial measurements of their intrinsic worth or business prospects. These measurements include price-to-earnings, price-to-book value and debt-to-equity ratios. The sub-adviser determines value based upon research and analysis, taking all relevant factors into account. Securities are sold when the fundamentals begin to deteriorate, and when the valuation becomes excessive. As a point of reference, as of February 28, 2007, the companies included in the Russell 1000 Index had a weighted average market capitalization of approximately $87.1 billion. The Russell 1000 Index represents the 1,000 largest U.S. companies based on total market capitalization. The smallest company in the index had a market cap of $863.0 million and the largest company in the index had a market cap of $410.7 billion as of February 28, 2007. When evaluating the fund's performance, the Russell 1000 Value Index is used as the benchmark.

The fund intends to pursue its secondary objective of seeking income by investing at least 60% of its assets in securities which have paid dividends or interest within the preceding 12 months. However, the fund may invest in securities not currently paying dividends where the sub-adviser anticipates that they will increase in value, and the fund's dividend distribution will vary and may be low. The fund may invest up to 10% of its assets in fixed income securities, and up to an additional 10% of its assets in convertible securities rated below investment-grade (also known as junk bonds) at the time of purchase.

The fund does not intend to engage in active or frequent trading of portfolio securities as a part of its normal investment strategy. Market conditions, however, could result in a greater degree of market activity and a higher portfolio turnover rate. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.


Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been subadvised to Massachusetts Financial Services Company (referred to as MFS). For more information regarding the investment adviser, please refer to the General Prospectus Disclosure.


What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the subadviser believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

The fund may invest in below investment-grade debt securities. Such securities are considered, on balance, speculative with respect to capacity to pay interest, dividends and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rating categories.

How has the fund performed?

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five years, and ten years of the Standard Class compare with those of a broad measure of market performance. The fund's Standard Class shares, which are not offered in the prospectus, would have substantially similar returns as the fund's Service Class because each class is invested in the same portfolio of securities. The returns of the Standard Class would differ only to the extent that the classes do not have the same expenses. The Service Class will have a higher expense

                                                                            MV-1

ratio and therefore the returns on the Service Class would be lower than the returns on the fund's Standard Class. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If reflected, the returns shown would be lower.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.


Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                                N/A
 Deferred Sales Charge (Load)                                                            N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                             N/A
 Redemption Fee                                                                          N/A
 Exchange Fee                                                                            N/A
 Account Maintenance Fee                                                                 N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                        0.74%
 Distribution and/or Service (12b-1) fees                                              0.25%
 Other Expenses1                                                                       0.10%
 Total Annual Fund Operating Expenses                                                  1.09%
 Less Fee Waiver and Expense Reimbursement2                                           (0.02%)
 Net Expenses                                                                          1.07%



1 Other expenses are based on estimated amounts for the current fiscal year.

2 The advisor has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.07% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.


The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with expense waivers for the one year contractual period and the total operating expenses without waivers for the years two through ten. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $109     $345      $599    $1,327

                                                                           MV-2


Fund Overview -
LVIP Mid-Cap Growth Fund

What are the fund's goals and main investment strategies?

The investment objective of the LVIP Mid-Cap Growth Fund (fund), formerly the JPVF Mid-Cap Growth Portfolio, is to seek capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.


The fund pursues its objective by investing mainly in common stocks and other equity securities of midsize U.S. companies that at the time of purchase the portfolio manager believes offer strong earnings growth potential. Typically, the fund acquires shares of established companies with a history of above-average growth, as well as those companies expected to enter periods of above-average growth. The fund attempts to invest in companies that are diversified across economic sectors.

Under normal circumstances, at least 80% of the fund's assets will be invested in stocks of mid-cap companies. Mid-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase within the range of the market capitalizations of companies included in the Russell Midcap (Reg. TM) Growth Index. As of February 28, 2007, the smallest company in the index had a market cap of $1.3 billion and the largest company in the index had a market cap of $20.7 billion. When evaluating the fund's performance, the Russell Midcap Growth Index is used as the benchmark.

The sub-adviser utilizes an investment selection process that involves the use of three tools to evaluate stocks for investment or continued ownership:
 . Security Screening: A proprietary computer model is used to assess a universe of companies with varying capitalizations based on multiple earnings growth and valuation factors. Once screened, companies are ranked from most attractive to least attractive.
 . Fundamental Analysis: Traditional research is performed to determine if the companies under consideration will exceed, meet, or fall short of Wall Street analysts' consensus earnings expectations. This process may involve discussions with company management, industry experts and competitors in an effort to anticipate changes in the outlook for corporate earnings.
 . Technical Analysis: Used to evaluate trends in trading volume and prices of individual stocks. This helps the investment team identify attractive entry and exit points. Money flow may act as a leading or confirming indicator.

Stocks that rate favorably according to the three tools may be purchased. Conversely, a poor ranking from the proprietary model, concern about the fundamentals of a stock, a downward revision in earnings estimates from Wall Street analysts or company management, or a breakdown in the underlying money flow support for a stock may cause a stock to become a candidate for sale.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

The fund's active trading approach will increase trading costs. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to Turner Investment Partners, Inc. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.

What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Investments in midsize companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in larger more established companies. These companies may be young and have more limited operating or business history. Earnings and revenues tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Many midsize company stocks trade less frequently and in smaller volume than stocks of larger companies, and the fund may experience difficulty closing out positions at prevailing market prices.

The fund follows an investment style that favors growth companies. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.

                                                                          MCGA-1

How has the fund performed?

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five years, and ten years of the Standard Class compare with those of a broad measure of market performance. The fund's Standard Class shares, which are not offered in the prospectus, would have substantially similar returns as the fund's Service Class because each class is invested in the same portfolio of securities. The returns of the Standard Class would differ only to the extent that the classes do not have the same expenses. The Service Class will have a higher expense ratio and therefore the returns on the Service Class would be lower than the returns on the fund's Standard Class. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If reflected, the returns shown would be lower.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.


Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                                N/A
 Deferred Sales Charge (Load)                                                            N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                             N/A
 Redemption Fee                                                                          N/A
 Exchange Fee                                                                            N/A
 Account Maintenance Fee                                                                 N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                        0.90%
 Distribution and/or Service (12b-1) fees                                              0.25%
 Other Expenses1                                                                       0.23%
 Annual Fund Operating Expenses                                                        1.38%
 Less Fee Waiver and Expense Reimbursement2,3                                         (0.10%)
 Net Expenses                                                                          1.28%



1 Other expenses are based on estimated amounts for the current fiscal year.

2 The advisor has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.30% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

3 The advisor has contractually agreed to waive a portion of its advisory fee through April 30, 2008. The waiver amount is: 0.10% on the first $25 million and 0.05% on the next $50 million. The waiver will renew automatically for one year terms unless the advisor provides written notice of termination to the Fund.


The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with expense waivers for the one year contractual period and the total operating expenses without waivers for the years two through ten. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $130     $427      $746    $1,649

MCGA-2


Fund Overview -
LVIP Mid-Cap Value Fund

What are the fund's goals and main investment strategies?

The investment objective of the LVIP Mid-Cap Value Fund (fund), formerly the JPVF Mid-Cap Value Portfolio, is to seek long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.


The fund pursues its objective by investing mainly in equity securities of midsize companies that exhibit traditional value characteristics. Value companies are companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. In addition, these companies may have under-appreciated assets, or be involved in company turn-arounds or corporate restructurings.

Under normal circumstances, at least 80% of the fund's assets will be invested in stocks of mid-cap companies. Mid-cap companies are defined for this purpose as companies with market capitalizations less than $20 billion at the time of purchase. These companies are generally established companies that may not be well-known "household" names. The fund may invest up to 20% of its net assets in securities of foreign issuers (including Depositary Receipts). The fund's Statement of Additional Information (SAI) describes these other investment strategies and the risks involved.


The fund focuses on those stocks within the Russell 2500TM Index which fall within the bottom half of the price-to-earnings distribution. As of February 28, 2007 the smallest company in the index had a market cap of $74 million and the largest company in the index had a market cap of $10.2 billion. The sub-adviser attempts to identify those companies that have fundamental investment appeal in terms of security appreciation, business strategy, market positioning, quality of management, or improving industry conditions. When evaluating the fund's performance, the Russell 2500 Value Index is used as the benchmark.


The fund's investment strategy employs a contrarian approach to stock selection, favoring equity securities of midsize companies that appear to be misunderstood or overlooked in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in their current market prices. Valuation techniques are a key component of the fund's investment approach. A target price is established for each stock by combining proprietary earnings estimates with expected price/earnings multiples. Current holdings and purchase candidates are continually ranked by appreciation potential. Stock selection is price-driven in that securities are purchased and sold primarily on the basis of the sub-adviser's estimate of their relative return/appreciation potential.

The fund typically sells a stock when the stock approaches its target price, company fundamentals deteriorate and/or when the sub-adviser believes that alternative stocks offer better risk/reward potential.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

The fund does not intend to engage in active and frequent trading of its portfolio securities in order to achieve its investment objective. Market conditions, however, could result in a greater degree of market activity and a higher portfolio turnover rate. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to Wellington Management Company, LLP. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.

What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Investments in midsize companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in larger more established companies. These companies may be young and have more limited operating or business history. Earnings and revenues tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Many midsize company stocks trade less frequently and in smaller volume that stocks of larger companies, and the fund may experience difficulty in closing out positions at prevailing market prices.

                                                                           MCV-1

Value stocks may never reach what the manager believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Investing in foreign stocks involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate. Additionally, investing in foreign stocks involves the risk of loss from foreign government or political actions.

How has the fund performed?

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five years, and ten years of the Standard Class compare with those of a broad measure of market performance. The fund's Standard Class shares, which are not offered in the prospectus, would have substantially similar returns as the fund's Service Class because each class is invested in the same portfolio of securities. The returns of the Standard Class would differ only to the extent that the classes do not have the same expenses. The Service Class will have a higher expense ratio and therefore the returns on the Service Class would be lower than the returns on the fund's Standard Class. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If reflected, the returns shown would be lower.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.


Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                                N/A
 Deferred Sales Charge (Load)                                                            N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                             N/A
 Redemption Fee                                                                          N/A
 Exchange Fee                                                                            N/A
 Account Maintenance Fee                                                                 N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                        0.99%
 Distribution and/or Service (12b-1) fees                                              0.25%
 Other Expenses1                                                                       0.14%
 Annual Fund Operating Expenses                                                        1.38%
 Less Fee Waiver and Expense Reimbursement2                                           (0.02%)
 Net Expenses                                                                          1.36%



1 Other expenses are based on estimated amounts for the current fiscal year.

2 The advisor has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.36% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.


The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with expense waivers for the one year contractual period and the total operating expenses without waivers for the years two through ten. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $138     $435      $753    $1.656

                                                                          MCV-2


Fund Overview -
LVIP S&P 500 Index Fund1
What are the fund's goals and main investment strategies?
The investment objective of the LVIP S&P 500 Index Fund (fund), formerly JPVF S&P 500 Index Portfolio, is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing in all the securities that make up the S&P 500 Index, although the fund reserves the right not to invest in every security in the S&P 500 Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). Under normal market conditions the fund will invest at least 90% of its assets in the securities of issuers included in the S&P 500 Index. The S&P 500 Index is a widely used measure of large US company stock performance. The stocks in the S&P 500 account for nearly three-quarters of the value of all US stocks. The S&P 500 Index consists of the common stocks of 500 major corporations selected according to:
 o size;
 o frequency and ease by which their stocks trade; and
 o range and diversity of the American economy.

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500 Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.

When evaluating the fund's performance, the S&P 500 Index is used as the benchmark. The fund may not track the performance of the S&P 500 Index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued.

The fund does not intend to engage in active or frequent trading of portfolio securities as a part of its normal investment strategy. Market conditions, however, could result in a greater degree of market activity and a higher portfolio turnover rate. High portfolio turnover (e.g. over 100%) involves correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to Mellon Capital Management Corporation. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.

What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

An index futures contract is considered a derivative because it derives its value from the price of the index. The use of index futures contracts entails certain risks, including but not limited to the following: no assurance that a liquid market will exist for a particular futures contract at any specific time; imperfect correlation in the price of futures contracts and movements in the price of the underlying securities within the index; and potential losses in excess of the amount invested in the futures contracts themselves. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market price.

The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.

How has the fund performed?

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five years, and ten years of the Standard Class compare with those of a broad measure of market performance. The fund's Standard Class shares, which are not offered in the prospectus, would have substantially similar returns as the fund's Service Class because each class is invested in the same portfolio of securities. The returns of the Standard Class would differ only to the extent that the classes do not have the same expenses. The Service Class will have a higher expense ratio and therefore the returns on the Service Class would be lower than the returns on the fund's Standard Class. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If reflected, the returns shown would be lower.

1


                                                                           SPI-1


"Standard & Poor's (Reg. TM)", "S&P 500 (Reg. TM)", Standard & Poor's 500 (Reg.
TM)" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product. (Please see the Statement of Additional Information which sets forth additional disclaimers and limitations of liability on behalf of S&P.)

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.



Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                                N/A
 Deferred Sales Charge (Load)                                                            N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                             N/A
 Redemption Fee                                                                          N/A
 Exchange Fee                                                                            N/A
 Account Maintenance Fee                                                                 N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                        0.24%
 Distribution and/or Service (12b-1) fees                                              0.25%
 Other Expenses1                                                                       0.11%
 Total Annual Fund Operating Expenses                                                  0.60%
 Less Fee Waiver and Expense Reimbursement2                                           (0.07%)
 Net Expenses                                                                          0.53%



1 Other expenses are based on estimated amounts for the current fiscal year.

2 The advisor has contractually agreed to reimburse the fund's Standard Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 0.34% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $54      $185      $328      $743



                                                                          SPI-2



Fund Overview -
LVIP Small-Cap Index Fund

What are the fund's goals and main investment strategies?

The investment objective of the LVIP Small-Cap Index Fund (fund), formerly JPVF Small Company Portfolio, is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000 (Reg. TM) Index1, which emphasizes stocks of small U.S. companies. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objectives by investing primarily in the securities that make up the Russell 2000 Index, although the fund reserves the right not to invest in every security in the Russell 2000 Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). When evaluating the fund's performance, the Russell 2000 Index is used as the benchmark. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index which represents approximately 8% of the market capitalization of the Russell 3000 Index. Stocks in the Russell 2000 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

Under normal circumstances, the fund intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as stock index futures contracts and options, that provide exposure to the stocks of companies in the Russell 2000. The Russell 2000 Index is a widely used measure of small U.S. company stock performance.


The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the Russell 2000 Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.

The fund may not track the performance of the index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued.

The fund does not intend to engage in active or frequent trading of portfolio securities as a part of its normal investment strategy. Market conditions, however, could result in a greater degree of market activity and a higher portfolio turnover rate. High portfolio turnover (e.g. over 100%) involves correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to Mellon Capital Management Corporation. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.

What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

An index futures contract is considered a derivative because it derives its value from the price of the index. The we of index futures contracts entails certain risks, including but not limited to the following: no assurance that liquid market will exist for a particular futures contract at any specific time; imperfect correlation in the price of futures contacts and movements in the price of the underlying securities within the index; and potential losses in excess of the amount invested in the futures contracts themselves. Compared to conventional securities,derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market price.

The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.

Small cap or emerging growth companies may have limited product lines or markets, may depend on a smaller number of key personnel and may be less financially secure than larger, more established companies. If a product fails or if management changes, or if there are other adverse developments, the fund's investment in a small cap or emerging growth company may lose substantial value.

Small cap and emerging growth companies' securities generally trade in lower volumes and are subject to greater, less predictable price changes than the securities of more established companies. Investing in small cap or emerging growth companies requires a long term view.

How has the fund performed?

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five years, and ten years of the Standard Class compare with those of a broad measure of

                                                                           SCI-1

market performance. The fund's Standard Class shares, which are not offered in the prospectus, would have substantially similar returns as the fund's Service Class because each class is invested in the same portfolio of securities. The returns of the Standard Class would differ only to the extent that the classes do not have the same expenses. The Service Class will have a higher expense ratio and therefore the returns on the Service Class would be lower than the returns on the fund's Standard Class. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If reflected, the returns shown would be lower.

1 Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell 2000 (Reg. TM) is a trademark of Russell Investment Group.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.


Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                           N/A
 Deferred Sales Charge (Load)                                                       N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                        N/A
 Redemption Fee                                                                     N/A
 Exchange Fee                                                                       N/A
 Account Maintenance Fee                                                            N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                   0.32%
 Distribution and/or Service (12b-1) fees                                         0.25%
 Other Expenses1                                                                  0.14%
 Total Annual Fund Operating Expenses                                             0.71%
 Less Fee Waiver and Expense Reimbursement2                                       0.00%
 Net Expenses                                                                     0.71%



1 Other expenses are based on estimated amounts for the current fiscal year.

2 The advisor has contractually agreed to reimburse the fund's Standard Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 0.71% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.


The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $73      $227      $395      $883

                                                                          SCI-2


Fund Overview -
LVIP T. Rowe Price Growth Stock Fund

What are the fund's goals and main investment strategies?

The investment objective of the LVIP T. Rowe Price Growth Stock Fund (fund), formerly JPVF Strategic Growth Portfolio, is to provide long-term growth of capital. Dividend and interest income from the fund's securities, if any, is incidental to the Fund's investment objective of long-term growth of capital. This objective is non-fundamental and may be changed without shareholder approval.


The fund pursues its objective by investing, under normal market conditions, at least 80% of its assets in the common stocks of a diversified group of growth companies. When evaluating the fund's performance, the Russell 1000 (Reg. TM) Growth Index is used as the benchmark. The Russell 1000 Growth Index represents the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. As a point of reference, as of February 28, 2007, the companies included in this index had a weighted average market capitalization of approximately $69.9 billion. The Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization.

The fund mostly seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The sub-adviser generally looks for companies with one or more of the following:
 o An above-average growth rate: Superior growth in earnings and cash flow.
 o Operations in "fertile fields": The ability to sustain earnings momentum even during economic slowdowns by operating in industries or service sectors where earnings and dividends can outpace inflation and the overall economy.
 o A profitable niche: A lucrative niche in the economy that enables the company to expand even during times of slow growth.

The fund may sell securities for a variety of reasons, such as to secure gains, limit loses, or redeploy assets into more promising opportunities.

In pursuing its investment objective, the sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for securities.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities. The fund does not intend to engage in active and frequent trading of its portfolio securities in order to achieve its investment objective. Market conditions, however, could result in a greater degree of market activity and a higher portfolio turnover rate. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

Lincoln investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to T. Rowe Price Associates, Inc. For more information regarding the investment adviser and subadviser, please refer to the General Prospectus Disclosure.

What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. THe price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market.


The fund may invest up to 25% of its total assets in foreign securities. Investing in foreign stocks involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate. Additionally, investing in foreign stocks involves the risk of loss from foreign government or political actions. Investment in futures and options, if any, are subject to additional volatility and potential losses.


                                                                         TRPGS-1

How has the fund performed?

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five years, and ten years of the Standard Class compare with those of a broad measure of market performance. The fund's Standard Class shares, which are not offered in the prospectus, would have substantially similar returns as the fund's Service Class because each class is invested in the same portfolio of securities. The returns of the Standard Class would differ only to the extent that the classes do not have the same expenses. The Service Class will have a higher expense ratio and therefore the returns on the Service Class would be lower than the returns on the fund's Standard Class. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If reflected, the returns shown would be lower.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.


Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                               N/A
 Deferred Sales Charge (Load)                                                           N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                            N/A
 Redemption Fee                                                                         N/A
 Exchange Fee                                                                           N/A
 Account Maintenance Fee                                                                N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                       0.78%
 Distribution and/or Service (12b-1) fees                                             0.25%
 Other Expenses1                                                                      0.12%
 Annual Fund Operating Expenses                                                       1.15%
 Less Fee Waiver and Expense Reimbursement2                                          (0.02%)
 Net Expenses                                                                         1.13%



1 Other expenses are based on estimated amounts for the current fiscal year.

2 The adviser has contractually agreed to reimburse the fund to the extent that the fund's total annual fund operating expense exceed 1.13% of average daily net assets. The agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.


The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with expense waivers for the one year contractual period and the total operating expenses without waivers for the years two through ten. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $115     $363      $631    $1,396
                                                                        TRPGS-2

Fund Overview -
LVIP Templeton Growth Fund

What are the fund's goals and main investment strategies?

The investment objective of the LVIP Templeton Growth Fund (fund), formerly JPVF World Growth Stock Portfolio, is to provide long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the fund may also be invested in debt obligations of companies and governments of any nation. Any income realized will be incidental. This objective is non-fundamental and may be changed without shareholder approval.


The fund pursues its objective by investing at least 80% of its assets in stocks issued by companies of any nation. Investments are primarily made in common stocks, but may also include preferred stocks and certain debt securities. The fund will generally be composed of investments from among many different industries. As a general matter, the fund will be invested in a minimum of five different foreign countries. When evaluating the fund's performance, the MSCI World Index is used as the benchmark. As of December 31, 2006, the smallest company in the index had a market cap of $235.0 million and the largest company in the index had a market cap of $455.6 billion.

The sub-adviser emphasizes a "value" approach to selecting stocks with the goal of identifying those companies selling at the greatest discount to future intrinsic value. The sub-adviser employs a "bottom-up" selection process which focuses on the financial condition and competitiveness of individual companies. While historical value measures (e.g. P/E ratios, operating profit margins, liquidation value) are important to this process, the primary factor in selecting individual stocks is a company's current price relative to its future or long-term earnings potential, or real book value, whichever is appropriate. Securities are evaluated with a five-year investment horizon. A stock may be sold because there is substantially greater value in another stock, the stock approaches the "fair value" target price, or due to a deterioration in the fundamentals upon which the stock was purchased.

The fund may enter into agreements with banks or broker-dealers to purchase some securities on a "forward commitment," "when issued" or on a "delayed delivery" basis. These securities will be delivered to the fund at a future date usually beyond customary settlement time. In general, the fund will not pay for the securities until received and will not earn interest until the contractual settlement date.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

The fund does not intend to engage in active and frequent trading of its portfolio securities in order to achieve its investment objective. Market conditions, however, could result in a greater degree of market activity and a higher portfolio turnover rate. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been subadvised to Templeton Investment Counsel, LLC. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.

What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Investing in foreign equity securities involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money.

Investing in foreign securities also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign government's imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, barring the fund's withdrawal of assets from the country, and limiting the convertibility of a currency. As a general matter, risk of loss is typically higher for issuers located in emerging markets.

Additionally, investing in foreign securities involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to

                                                                            TG-1

other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.
The fund is slightly tilted towards companies that are below th index average in terms of market capitalization. Investments in such companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Many small company stocks trade less frequently and in smaller volume than stocks of larger companies, and the fund may experience difficulty closing out positions at prevailing market prices.

Securities purchased on a "when-issued" or on a "forward delivery" basis are delivered to the fund at a future date usually beyond customary settlement time. The securities so purchased are subject to market fluctuations so that at the time of delivery, the value of such securities may be more or less than the purchase price.

How has the fund performed?

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five years, and ten years of the Standard Class compare with those of a broad measure of market performance. The fund's Standard Class shares, which are not offered in the prospectus, would have substantially similar returns as the fund's Service Class because each class is invested in the same portfolio of securities. The returns of the Standard Class would differ only to the extent that the classes do not have the same expenses. The Service Class will have a higher expense ratio and therefore the returns on the Service Class would be lower than the returns on the fund's Standard Class. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If reflected, the returns shown would be lower.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.


Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                               N/A
 Deferred Sales Charge (Load)                                                           N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                            N/A
 Redemption Fee                                                                         N/A
 Exchange Fee                                                                           N/A
 Account Maintenance Fee                                                                N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                       0.75%
 Distribution and/or Service (12b-1) fees                                             0.25%
 Other Expenses1                                                                      0.11%
 Annual Fund Operating Expenses                                                       1.11%
 Less Fee Waiver and Expense Reimbursement2                                          (0.00%)
 Net Expenses                                                                         1.11%



1Other expenses are based on estimated amounts for the current fiscal year.

2The adviser has contractually agreed to reimburse the fund's Service Class to the extent that the Fund's total Annual Fund Operating Expenses exceed 1.11% of average daily net assets. This agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.


The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $113     $353      $612    $1,352
                                                                           TG-2

Fund Overview-LVIP Value Opportunities Fund

What are the fund's goals and main investment strategies?

The investment objective of the LVIP Value Opportunities Fund (fund), formerly the JPVF Small-Cap Value Portfolio, is to seek long-term capital appreciation by investing securities of small-cap companies. This objective is non-fundamental and may be changed without shareholder approval.


Under normal circumstances, the fund will invest at least 80% of its assets in common stocks of small-cap companies. Small-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase equal to or less than the capitalization of the largest company in the Russell 2000 (Reg. TM) Index. As of February 28, 2007, the capitalization of the stocks within the Russell 2000 Index ranged from $74.0 million to $3.7 billion. When evaluating the fund's performance, the Russell 2000 Value Index is used as the benchmark.

The fund focuses on securities the sub-adviser believes are undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. The sub-adviser uses a proprietary valuation model to screen over 3000 small-cap companies. This model attempts to identify small-cap companies with below-average valuation and above-average profitability. The most attractive 20% of these companies are then identified for further research.

The sub-adviser performs in-depth due diligence on those individual companies deemed from its model to be most attractive. The sub-adviser looks for companies with the following characteristics:
  o Market leader with strong position in its business
  o Stable to improving industry fundamentals
  o Above average profitability characteristics
  o Free cash flow generation
  o Strong balance sheet
  o Proven management team acting in shareholders best interests
  o High insider ownership/Insiders buying

Stocks may also be identified for investment based upon certain catalysts that may drive the valuation higher, such as an earnings surprise, restructuring/spin-offs, management change, or an acquisition. The fund typically sells a stock when according to the sub-adviser's valuation model the company's stock is considered fully valued. Securities may also be sold based upon deteriorating fundamentals.

The fund does not intend to engage in active or frequent trading of portfolio securities as a part of its normal investment strategy. Market conditions, however, could result in a greater degree of market activity and a higher portfolio turnover rate. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to Dalton, Greiner, Hartman, Maher & Co. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.

What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Small cap or emerging growth companies may have limited product lines or markets, may depend on a smaller number of key personnel and may be less financially secure than larger, more established companies. If a product fails or if management changes, or if there are other adverse developments, the fund's investment in a small cap or emerging growth company may lose substantial value.

Small cap and emerging growth companies' securities generally trade in lower volumes and are subject to greater, less predictable price changes than the securities of more established companies. Investing in small cap or emerging growth companies requires a long term view.

                                                                            VO-1

Value stocks may never reach what the sub-adviser believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Investing in foreign stocks involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations and economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate. Additionally, investing in foreign stocks involves the risk of loss from foreign government or political actions.

How has the fund performed?

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five years, and ten years of the Standard Class compare with those of a broad measure of market performance. The fund's Standard Class shares, which are not offered in the prospectus, would have substantially similar returns as the fund's Service Class because each class is invested in the same portfolio of securities. The returns of the Standard Class would differ only to the extent that the classes do not have the same expenses. The Service Class will have a higher expense ratio and therefore the returns on the Service Class would be lower than the returns on the fund's Standard Class. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If reflected, the returns shown would be lower.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.


Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                               N/A
 Deferred Sales Charge (Load)                                                           N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                            N/A
 Redemption Fee                                                                         N/A
 Exchange Fee                                                                           N/A
 Account Maintenance Fee                                                                N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee1                                                                      1.05%
 Distribution and/or Service (12b-1) fees                                             0.25%
 Other Expenses2                                                                      0.13%
 Annual Fund Operating Expenses                                                       1.43%
 Less Fee Waiver and Expense Reimbursement3                                          (0.00%)
 Net Expenses                                                                         1.43%


1 The Management Fee has been restated to reflect a new management agreement effective April 30, 2007. The management fee charged to the fund pursuant to the new agreement is lower than the management fee previously charged to the fund.


2 Other expenses are based on estimated amounts for the current fiscal year.

3 The advisor has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.59% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.


The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $146     $452      $782    $1,713
                                                                           VO-2


Management of the Funds

The funds' business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the funds' bylaws, to declare and pay dividends, and to exercise all the powers of the funds except those granted to the shareholders.


Manager of Managers. The funds employ a "manager of managers" structure. In this regard, the funds have received an exemptive order from the SEC to permit a funds' investment adviser, without further shareholder approval, to enter into and materially amend sub-advisory agreements with sub-advisers upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished all information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the funds' adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee sub-advisers and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Advisers: Lincoln Investment Advisors Corporation
(LIA), formerly Jefferson Pilot Investment Advisory Corporation, is the investment adviser to the funds. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is 1300 South Clinton Street, Fort Wayne, IN 46802. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.


LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The funds use sub-advisers who are responsible for the day-to-day management of the fund's securities investments. All sub-advisers to the funds are paid out of the fees paid to the adviser.

The following chart lists each fund's investment adviser, sub-adviser, and portfolio manager. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the funds.

Fund                  Investment Adviser, Sub-Adviser and Portfolio Manager(s)
===================== ==============================================================================================
LVIP Capital Growth   Adviser: LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2006 was
                      0.73% of the fund's average net assets).

                      Sub-Adviser: Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02109,
                      a registered investment adviser and Massachusetts limited liability partnership. Wellington
                      Management is one of America's oldest and largest independent investment counseling firms.
                      As of December 31, 2006 Wellington Management managed approximately $575 billion of client assets in a broad range of investment styles for investment companies, employee benefit plans, endowments, foundations and other institutions.

                      Portfolio Managers: Andrew J. Shilling, CFA, Senior Vice President and Equity Portfolio Manager
                      of Wellington Management, has served as the Portfolio Manager for the fund since 2004.
                      Mr. Shilling joined Wellington Management as an investment professional in 1994. John A. Boselli,
                      CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, joined
                      Wellington Management as an investment professional in 2002. Mr. Boselli has been involved in portfolio management and securities analysis for the fund since 2004. Mr. Boselli is employed by
                      Wellington Management International Limited, which is a wholly-owned subsidiary of Wellington
                      Management. Prior to joining Wellington Management, Mr. Boselli was an investment professional at Putnam Investments, Inc. (1996-2002).

                                                                           GPD-1


Fund                  Investment Adviser, Sub-Adviser and Portfolio Manager(s)
===================== ============================================================================================
LVIP Marsico          Adviser: LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2006 was
International Growth  0.97% of the fund's average net assets).

                      Sub-Adviser: Marsico Capital Management, LLC ("Marsico"), 1200 17th Street Suite 1600,
                      Denver, Colorado 80202, a registered investment adviser and a Delaware limited liability com-
                      pany. Marsico was formed in 1997, and became a wholly-owned indirect subsidiary of Bank of
                      America Corporation in January 2001. Marsico provides investment management services to other mutual funds and private accounts and, as of September 30, 2006, had approximately
                      $73.7 billion under management.

                      Portfolio Manager: James G. Gendelman is the portfolio manager and is responsible for the day-to-day management of the fund. Prior to joining Marsico in May of 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co. He
                      holds a Bachelors degree in Accounting from Michigan State University, and a MBA in Finance from the University of Chicago. Mr. Gendelman was a CPA for Ernst & Young from 1983 to
                      1985.
LVIP MFS Value        Adviser: LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2006 was
                      0.74% of the fund's average net assets).

                      Sub-Adviser: Massachusetts Financial Services Company ("MFS"), 500 Boylston Street, Boston,
                      Massachusetts, 02116, commonly known as MFS Investment Management, together with its subsidiary, MFS Institutional Advisors, Inc. ("MFSI"), act as the investment adviser to investment companies, separate accounts and other clients. MFS and MFSI share personnel and resources in performing their investment advisory and administrative functions. MFS is a majority owned subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings,
                      Inc., which in turn is an indirect majority owned subsidiary of Sun Life Financial, Inc.
                      (a diversified financial services organization). MFS has been a subsidiary of Sun Life since 1982.

                      Portfolio Manager: The fund is managed by portfolio managers Steven Gorham and Nevin
                      Chitkara. Steven R. Gorham is a Senior Vice President and portfolio manager at MFS. Mr.
                      Gorham joined MFS in 1989. He became a research analyst in 1993 and a portfolio manager in
                      2000. He is a graduate of the University of New Hampshire and has a M.B.A. from Boston College.
                      Nevin P. Chitkara is a Vice President and portfolio manager at MFS. Mr. Chitkara joined MFS in 1997. Mr. Chitkara was an equity research analyst prior to being named portfolio manager in 2006. Prior to joining MFS, he served on the Corporate Audit and Business Development staffs of General Electric Co. Mr. Chitkara is a graduate of Boston University and has a M.B.A. from the MIT Sloan School of Management.
LVIP Mid-Cap Growth   Adviser: LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2006 was 0.90% of the fund's average net assets).

                      Sub-Adviser: Turner Investment Partners, Inc. ("Turner"), 1205 West Lakes Drive, Suite 100,
                      Berwyn, Pennsylvania 19312, is a registered investment adviser. As of December 31, 2006,
                      Turner had over $22.8 billion in assets under management.

                      Portfolio Manager: The fund is managed by a committee comprised of Christopher McHugh
                      (Lead Manager), Jason D. Schrotberger (Co-manager) and Tara R. Hedlund (Co-manager).
                      Christopher McHugh, Vice President/Senior Portfolio Manager, joined Turner in 1990. Priorto
                      1990, he was a Performance Specialist with Provident Capital Management. Mr. McHugh has
                      21 years of investment experience. Jason D. Schrotberger, Security Analyst/Portfolio
                      Manager, joined Turner in 2001. Prior to 2001, he was an investment analyst at BlackRock
                      Financial Management. Mr. Schrotberger has 13 years of investment experience. Tara R. Hedlund,
                      Security Analyst/ Portfolio Manager, joined Turner Investments in 2000. Prior to 2000, she was an audit engagement senior at Arthur Andersen LLP. Ms. Hedlund has 12 years of investmentexperience.
                      Mr. Schrotberger and Ms. Hedlund are CFA charterholders.


                                                                           GPD-2


Fund                  Investment Adviser, Sub-Adviser and Portfolio Manager(s)
===================== ============================================================================================
LVIP Mid-Cap Value    Adviser: LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2006 was
                      0.99% of the fund's average net assets).

                      Sub-Adviser: Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts
                      02109, is a registered investment adviser and Massachusetts limited liability partnership.
                      Wellington Management is one of America's oldest and largest independent investment coun-
                      seling firms. As of December 31, 2006 Wellington Management managed approximately $575 billion of client assets in a broad range of investment styles for investment companies, employee benefit plans, endowments, foundations and other institutions.

                      Portfolio Manager: James N. Mordy, Senior Vice President and Equity Portfolio Manager of
                      Wellington Management, has served as Portfolio Manager of the fund since 2001. Mr. Mordy joined Wellington Management as an investment professional in 1985.
LVIP S&P 500 Index    Adviser: LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2006 was
                      0.24% of the fund's average net assets).

                      Sub-Adviser: Mellon Capital Management Corporation (Mellon Capital), 595 Market Street,
                      Suite 3000, San Francisco, California 94105. Mellon Capital is a leading innovator in the investment industry, and manages global quantitative-based investment strategies for institutional and private investors. As of September 30, 2006, Mellon Capital had assets under management totaling approximately $158 billion (AUM includes assets managed in overlay strateies and securities lending pools, and may include assets managed by Mellon officers as dual officers of Mellon Bank and Dreyfus Corp.)

                      Portfolio Manager(s): Mellon Capital supervises and manages the investment portfolio of the
                      Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are Susan Ellison, Richard A. Brown, and
                      Karen Q. Wong. Susan Ellison, CFA, has been a Managing Director, Equity Portfolio Management at Mellon Capital since 2000. Ms. Ellison joined Mellon Capital in 1988 as an assistant portfolio manager, and throughout the years has held various positions in the Equity Portfolio
                      Management group. Since 1991 Ms. Ellison has been acting as head of Equity Portfolio Management and is responsible for the management of all U.S. and international equity portfolios. Ms. Ellison received her B.S. degree from San Francisco State University and is a member of the CFA Institute and the CFA Society of San Francisco. She has 18 years of investment experience. Richard A. Brown,
                      CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002. Mr. Brown joined
                      Mellon Capital in 1995 as senior associate and has held various positions in the Equity Portfolio
                      Management group since then. Currently, he co-manages a team of portfolio managers for domestic and international equity indexing funds. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown has 11 years of investment experience. Mr. Brown is a member of the CFA
                      Institute and the CFA Society of San Francisco. Karen Q. Wong, CFA is a Vice President, Equity
                      Portfolio Management at Mellon Capital. Karen Q. Wong joined Mellon Capital in 2000 as an associate portfolio manager. Currently, she co-manages a team of portfolio managers for domestic and international equity indexing funds. Ms. Wong holds an M.B.A. from San Francisco University.
                      Ms.Wong has 6 years of investment experience. Ms Wong is a member of the CFA Institute and the CFA Society of San Francisco.

                                                                           GPD-3


Fund                  Investment Adviser, Sub-Adviser and Portfolio Manager(s)
===================== ================================================================================================
LVIP Small-Cap Index  Adviser: LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2006 was
                      0. % of the fund's average net assets).

                      Sub-Adviser: Mellon Capital Management Corporation (Mellon Capital), 595 Market Street,
                      Suite 3000, San Francisco, California 94105 is a leading innovator in the investment industry, and manages global quantitative-based investment strategies for institutional and private investors. As of September 30, 2006, Mellon Capital had assets under management totaling approximately $158 billion (AUM includes assets managed in overlay strategies and securities lending pools, and may include assets managed by Mellon officers as dual officers of Mellon
                      Bank and Dreyfus Corp.)

                      Portfolio Manager(s): Mellon Capital Management Corporation employs a team approach to managing the fund. The Management Team includes Susan Ellison, Richard Brown, and Karen
                      Wong. The members of the Mangement Team are jointly and primarily responsible for the day to-day management of the fund. The Management Team members play equal roles with respect to the management of the fund, and there are no limits on such roles.

                      Susan Ellison, CFA, has been a Managing Director, Equity Portfolio Management at Mellon
                      Capital since 2000. Ms. Ellison joined Mellon Capital in 1988, and since 1991 she has been acting as head of the Equity Portfolio Management Group. Ms. Ellison received her B.S.
                      degree from San Francisco State University and is a member of the CFA Institute and the Society of Investment Analysts of San Francisco. Richard A. Brown, CFA, has been a Director,
                      Equity Portfolio Management at Mellon Capital since 2002. Mr. Brown joined Mellon Capital in
                      1995. Currently, he co-manages a team of portfolio managers for domestic and international equity indexing funds. Mr. Brown holds an M.B.A. from California State University at Hayward.
                      Mr. Brown is a member of the CFA Institute and the Society of Investment Analysts of San
                      Francisco. Karen Wong, CFA is a Vice President, Equity Portfolio Management at Mellon Capital. Ms.
                      Wong joined Mellon Capital in 2000. Currently, she co-manages a team of portfolio managers for domestic and international equity indexing funds. Ms. Wong holds an M.B.A.from San Francisco
                      University. Ms Wong is a member of the CFA Institute and the Society of Investment Analysts
                      of San Francisco.
LVIP T. Rowe Price    Adviser: LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2006 was
Growth Stock          0.78% of the fund's average net assets).

                      Sub-Adviser: T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore,
                      Maryland 21202, is a registered investment adviser and Maryland corporation. T. Rowe Price was founded in 1937. T. Rowe Price and its affiliates provide investment advisory services to individual and institutional investor accounts and managed approximately $334.7 billion as of December 31, 2006.
                      T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

                      Portfolio Manager: The fund is managed by an investment advisory committee. Robert W.
                      Smith, Vice President of T. Rowe Price, serves as Committee chairman and is responsible for the day-to day management of the fund. Bob works with the Committee in developing and executing the fund's investment program. Bob joined the firm in 1992 as a Research Analyst and previously served for five years as an analyst for Massachusetts Financial Services. Bob earned his B.S. in Finance and Economics from the U. of Delaware and an M.B.A. from the U.
                      of Virginia.


GPD-4

Fund                  Investment Adviser, Sub-Adviser and Portfolio Manager(s)
====================  ==================================================================================================
LVIP Templeton Growth Adviser: LIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2006 was
                      0.75% of the fund's average net assets).

                      Sub-Adviser: Templeton Investment Counsel, LLC ("TICL"), 500 East Broward Boulevard,
                      Suite 2100, Fort Lauderdale, Florida 33394, is a registered investment adviser and a Delaware
                      Limited Liability Company. TICL is an indirect wholly-owned subsidiary of Franklin Resources,
                      Inc. ("Franklin"), a Delaware corporation. Net assets under the management of the Franklin organization was approximately $511.3 billion as of September 30, 2006.

                      Portfolio Manager: The fund is managed by a team, with Peter Nori as the lead portfolio manager.
                      The other team members are Cindy Sweeting and Tina Hellmer. Prior to August 1, 2003,
                      Cindy Sweeting served as the portfolio manager. Peter Nori, Executive Vice President of Templeton, joined Franklin Templeton Investments in 1987. Mr. Nori is a CFA, and has been a member of the global equity research team since 1994. Ms. Sweeting is Executive Vice President and Director of Research
                      for Templeton. She has a CFA and joined Templeton in 1997 after working as a Vice President
                      Investments with McDermott International Inn Company from 1983 to 1997. Ms. Hellmer is Vice President and Portfolio Manager-Research Analyst with Templeton. She joined the firm in 1997 and holds a CFA.
LVIP Value            Adviser: JPIA (aggregate advisory fee paid to LIA for fiscal year ended December 31, 2006
Opportunities         was 1.05% of the fund's average net assets).

                      Sub-Adviser: Dalton, Greiner, Hartman, Maher & Co. ("Dalton Greiner"), 565 Fifth Avenue, Suite 2101,
                      New York, New York 10017, is a registered investment adviser and partnership. Dalton Greiner was organized in 1982 as Dillon Read Capital, the money management subsidiary of the investment bank,
                      Dillon Read. Dalton Greiner is currently 80% owned by Boston Private Financial Holdings, Inc., which is organized as a bank holding company focusing on wealth management through private banking and investment services. The remaining 20% interest is held by 12 Dalton Greiner employees.As of September 30, 2006,
                      Dalton Greiner had approximately $2.8 billion in assets under management. Dalton Greiner will be owned 80% by Boston Private and 20% by Dalton Greiner professionals.

                      Portfolio Manager: Dalton Greiner employs a team approach that is primarily responsible for the day-to-day management of the fund. The five individuals with the most significant responsibility for the day-to-day management of the fund are Kenneth Greiner, Timothy Dalton, Stephen Bruno, Bruce
                      Geller and Jeffrey Baker. All five individuals carry the Certified Financial Analyst (CFA) designation.
                      Kenneth Greiner has served as Dalton Greiner's President since 1990. Timothy Dalton, CFA, has served as the Chief Executive Officer of Dalton Greiner since 1990 and as the Chief Investment Officer since 1997. Stephen Bruno, Executive Vice President, joined Dalton Greiner in 1990. Bruce Geller,
                      Senior Vice President, joined Dalton Greiner in 1992. Jeffrey Baker, Vice President, joined Dalton
                      Greiner in 2000. Prior to 2000, Mr. Baker  was an Analyst for Prudential Investments and Merrill Lynch.
                      Each of the aforementioned individuals serve as sector analysts and are responsible for stock selection within their defined sectors.

Some of the funds using sub-advisers have names, investment objectives and investment policies that are very similar to certain publicly available mutual funds that are managed by these same sub-advisers. These funds will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the funds, different fees, and different asset levels.


A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contract for the funds will be available in the semi-annual report to shareholders for the six month period ended June 30, 2007.


Net Asset Value
Each fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. Each fund determines its NAV by:

    .   adding the values of all securities investments and other assets;

                                                                           GPD-5

    .   subtracting liabilities (including dividends payable); and
    .   dividing by the number of shares outstanding.

A fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

Each fund typically values its securities investments as follows:

    . equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on exchanges or over-the-counter; and
    . debt securities, at the price established by an independent pricing service, which is believed to reflect the fair value of these securities; and
    . fixed income securities with a maturity of less than sixty days are priced at amortized cost.

In certain circumstances, a fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the funds' board of trustees. When a fund uses fair value pricing, it may take into account any factors it deems appropriate. A fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The price of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, a fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


For each of the Profile Funds and Target Maturity Profile Funds (which are fund of funds), the Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If the Profile Funds or the Target Maturity Profile Funds own investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.


Share Classes
Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). As previously noted, the Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust may pay the insurance companies or others, out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. The Trust would pay each third party for these services pursuant to a written agreement with that third party.

The Plan fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Purchase and Redemption of Fund Shares
Each fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and to Lincoln Life & Annuity Company of New York (LNY). Lincoln Life and LNY hold the fund shares in separate accounts (variable accounts) that support various Lincoln Life and LNY variable annuity contracts and variable life insurance contracts.

Each fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

Each fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

GPD-6


LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the funds' sub-advisers, may pay additional compensation (at their own expense and not as an expense of the funds) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the funds and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.


If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of a fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.


Securities Lending
The funds may, subject to approval by the Board of Trustees, seek to increase their income by lending portfolio securities. Such loans will usually be made to member banks of the Federal Reserve System and member firms (and subsidiaries thereof) of the New York Stock Exchange and would be required to be secured continuously by collateral in cash, U.S. Government securities or an irrevocable letter of credit maintained on a current basis at an amount at lest equal to the market value of the securities loaned. The funds would continue to collect the equivalent of the interest or dividends on the securities loaned and would receive either interest (through investment of cash collateral) or a fee (if the collateral is U. S. Government securities or a letter of credit). The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases a fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As a result, the funds discourage such trading activity.

As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the funds and other mutual funds supporting the insurance contracts, that may adversely affect fund investors.

Each fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, the fund identifies an investor as a "market timer" under the Market Timing Procedures.

While the funds have Market Timing Procedures, the funds, in seeking to identify market timing, also rely on the insurance companies that hold shares of the funds in separate accounts to support the insurance contracts. The funds receive purchase, exchange and redemption orders through omnibus accounts maintained for the funds. Omnibus account arrangements are common forms of holding shares of the funds, particularly among insurance companies offering variable insurance products and retirement plans. These arrangements permit intermediaries such as insurance companies to aggregate their clients' transactions and ownership positions. Each fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

As part of the Market Timing Procedures, the funds review periodic trade reports for unusual activity that may be suggestive of market timing. The funds maintain guidelines for assessing unusual activity based upon a variety of factors. Upon the identification of potential market timing, the fund contacts the applicable insurance company. If the fund identifies the contract holder as a "market timer," the insurance company will follow its procedures for restricting the contract holder's trading activity.

                                                                           GPD-7

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the funds will be able to identify possible market timing activity or that market timing will not occur in the funds. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure
A description of funds' policies and procedures with respect to the disclosure of a fund's portfolio securities is available in the Statement of Additional Information.

Distributions and Federal Income Tax Considerations
Each fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. A fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the funds are owned directly or indirectly by Lincoln Life and LNY, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

Funds as Profile Fund Investments

The funds may accept investments from the Lincoln Profile Funds and Lincoln Target Maturity Profile Funds, other investment series of the Trust, each of which operates as a fund of funds. The "fund of funds" structure operates in reliance on the federal securities laws and rules adopted thereunder which generally permit a fund to sell its shares to other affiliated funds and non-affiliated funds within strict percentage limitations. From time to time, the fund may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds and Lincoln Target Maturity Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the funds' portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.


General Information
This prospectus does not contain all the information included in the registration statements that the funds have filed with the SEC. You may examine the registration statements at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.


The use of a fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in a fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Trust's Board of Trustees of each fund will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.


GPD-8

A conflict could arise that requires a variable account to redeem a substantial amount of assets from any of the funds. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in that fund. Also, that fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the Trust's statement of additional information (SAI), which is on file with the SEC. The Trust incorporates its SAI, dated April 30, 2007, into its prospectus. The Trust will provide a free copy of its SAI upon request.

You can find further information about each fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about a fund, or to make inquiries. The Trust does not maintain an internet website.


You can review and copy information about the funds (including the SAIs) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, 100 F. Street N.E., D.C. 20549, or by electronic request at the following e-mail address: publicinfo@sec.gov.


                             SEC File No: 811-08090

                                                                           GPD-9

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



Lincoln Variable Insurance Products Trust

          LVIP Capital Growth Fund
          LVIP Marsico International Growth Fund
          LVIP MFS Value Fund
          LVIP Mid-Cap Growth Fund
          LVIP Mid-Cap Value Fund

          LVIP S&P 500 Index Fund


          LVIP Small-Cap Index Fund

          LVIP T. Rowe Price Growth Stock Fund
          LVIP Templeton Growth Fund
          LVIP Value Opportunities Fund

       1300 South Clinton Street
       Fort Wayne, Indiana 46802


       Statement of Additional Information April 30, 2007



This Statement of Additional Information (SAI), which is not a prospectus, provides more information about ten of the series --referred to as "funds"-- of Lincoln Variable Insurance Products Trust. The funds indicate the funds named in the above caption. Each fund offers two classes of shares: the Standard Class and the Service Class.



Each fund's audited financial statements and the report of Ernst & Young, LLP, independent auditors, are incorporated by reference to the Fund's 2006 annual report. This SAI should be read in conjunction with the funds' prospectus dated April 30, 2007. You may obtain a copy of the funds' prospectus or a fund's annual report, when available, on request and without charge. Please write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).



April 30, 2007

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Table of Contents



Item                                                                       Page
----                                                                       ----
Description of the Trust and the Funds....................................   4
Fundamental Investment Restrictions.......................................   4
Additional Investment Strategies and Risks................................   5
   Investment Strategies Available to All Funds...........................   5
   Investment Strategies and Limitations Applicable to Certain Funds......  16
Portfolio Transactions and Brokerage......................................  19
Portfolio Turnover........................................................  22
Trustees and Officers.....................................................  22
Investment Adviser and Sub-Advisers.......................................  26
Portfolio Managers........................................................  30
Administration Agreement..................................................  35
Accounting Agreement......................................................  35
Code of Ethics............................................................  36
Description of Shares.....................................................  36
Control Persons and Principal Holders of Securities.......................  37
Rule 12b-1 Plan...........................................................  39
Revenue Sharing...........................................................  39
Valuation of Portfolio Securities.........................................  40
Portfolio Holdings Disclosure.............................................  40
Purchase and Redemption Information.......................................  42
Custodian and Transfer Agent..............................................  42
Independent Registered Public Accounting Firm.............................  42
Financial Statements......................................................  42
Taxes.....................................................................  42
APPENDIX A................................................................  44
APPENDIX B................................................................  46
APPENDIX C................................................................  68

Description of the Trust and the Funds


Lincoln Variable Insurance Product Trust (the Trust), a Delaware statutory trust formed on February 1, 2003, is an open-end management investment company. Certain of the funds' investment restrictions are fundamental and cannot be changed without the affirmative vote of a majority of the outstanding voting securities of the fund. There can be no assurance that the objective of a fund will be achieved. Each of the funds except the Marsico International Growth Fund is diversified within the meaning of the Investment Company Act of 1940 (1940 Act). References to adviser in this SAI include both Lincoln Investment Advisors Corporation (LIA) and a fund's sub-adviser, unless the context otherwise indicates.


Fundamental Investment Restrictions

The funds have adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of a fund's outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of
(1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

Each fund may not:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.

6. Make loans of any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.


7. (Except for the LVIP Marsico International Growth Fund) with respect to 75% of its total assets, invest in a security if, as a result of such investment: (a) more than 5% of its total assets would be invested in the securities of any one issuer or (b) the fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or (ii) securities of other investment companies.

Additional Investment Strategies and Risks

The prospectus discusses each fund's principal investment strategies used to pursue the fund's investment objective and the risks of those strategies.

Unless otherwise stated in the prospectus, many investment strategies and techniques are discretionary. That means the fund's adviser may elect to engage or not engage in the various strategies and techniques at its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will be employed at all times, or ever employed.

Investment Strategies Available to All Funds

Money Market Instruments. Money market instruments include bank time deposits, certificates of deposit, commercial paper, loan participations and bankers' acceptances. Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest-bearing account. Certificates of deposit are certificates issued against funds deposited in a bank or financial institution, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Commercial paper is a short-term note with a maturity of up to nine months issued by banks, corporations or government bodies. Loan participations are short-term, high-quality participations in selected commercial bank loans issued by creditworthy banks.

Bankers' acceptances are short-term credit instruments used to finance commercial transactions. Generally, a bankers' acceptance is a time draft or bill of exchange drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. Bankers' acceptances may be purchased in the secondary market at the going rate of discount for a specific maturity. Although maturities for bankers' acceptances can be as long as 270 days, most bankers' acceptances have maturities of six months or less.

Repurchase Agreements. In a repurchase agreement, the fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security.

A fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the fund in the event of bankruptcy of the seller), it is the policy of the fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the board of trustees or its delegates. In addition, the collateral will be maintained in a segregated account and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, the fund will seek to liquidate such collateral. However, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

U.S. Government Securities. A fund may invest in securities issued or guaranteed by the U.S. Government. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (GNMA) certificates and Federal Housing Administration (FHA) debentures). These securities are of the highest possible credit quality, because the payment of principal and interest is unconditionally guaranteed by the U.S. Government. They are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity are deemed to be free of credit risk for the life of the investment.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they do generally involve federal sponsorship in one way or another. Some are backed by specific types of collateral. Some are supported by the issuer's right to borrow from the U.S. Treasury. Some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer. Others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks. There is no guarantee that the government will support these types of securities and, therefore, they may involve more risk than other government obligations.

U.S. Government securities may be acquired by the fund in the form of separately-traded principal and interest segments of selected securities issued or guaranteed by the U.S. Treasury. These segments are traded independently under the Separate Trading of Registered Interest and Principal Securities (STRIPS) program. Under the STRIPS program, the principal and interest parts are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts independently. Obligations of the Resolution Funding Corp. are similarly divided into principal and interest parts and maintained on the book entry records of the Federal Reserve Banks.

The fund may also invest in custodial receipts that evidence ownership of future interest payments, principal payments, or both, on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including Treasury Receipts (TRs), Treasury Interest Guarantee Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS) and may not be deemed U.S. Government securities.

The fund may invest occasionally in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as government trust certificates.

In general, the U.S. Government securities in which the fund invests do not have as high a yield as do more speculative securities not supported by the U.S. Government or its agencies or instrumentalities.

Investment in Securities of Other Investment Companies. Subject to certain restrictions, as described below, the funds are permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits of the Investment Company Act of 1940 Act (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation, or other similar transaction.

In addition, certain sub-advisers may invest fund assets in money market funds that they advise or in other investment companies. Each of the funds has a policy that prohibits it from acquiring any securities of open-end investment companies or registered unit investment trusts in reliance on
Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.

Exchange-Traded Funds ("ETFs"). These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Options on Securities. The funds may purchase and sell (write) put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter and on indices of securities. By purchasing a

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

put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to a futures commission merchant (FCM) as described below for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The successful use of a fund's options strategies depends on the ability of the adviser to forecast correctly market movements. For example, if the fund were to write a call option based on the adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not lose any of its investment in such security if the price does not change.

A fund's written options positions will be covered at all times. A call option written by a fund will be deemed to be covered if the fund holds the underlying instrument or an option on the underlying instrument with an exercise price equal to or less than the exercise price of the call written. A put option written by a fund will be deemed to be covered if the fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by the fund. A fund may also cover a written options position by segregating cash or liquid securities equal to the fund's net uncovered obligation.

The effective use of options also depends on the fund's ability to terminate option positions at times when the adviser deems it desirable to do so. Although the fund will take an option position only if the adviser believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corp. (OCC), new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruption in the markets for the securities underlying options purchased or sold by the fund could result in losses on the option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the OCC were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option could lose its entire investment if the prohibition remained in effect until the put option's expiration and the fund was unable either to acquire the underlying security or to sell the put option in the market.


Spreads and Straddles. In addition to the options strategies described previously, a fund may engage in spread transactions in which it purchases and writes a put or call option on the same underlying instrument, with the options having different exercise prices and/or expiration dates. The fund may also engage in so-called straddles, in which it purchases or sells combinations of put and call options on the same instrument. Spread and straddle transactions require the fund to purchase and/or write more than one option simultaneously. Accordingly, the fund's ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the fund were to purchase or sell a single option. Similarly, costs incurred by the fund in connection with these transactions will in many cases be greater than if the fund were to purchase or sell a single option.


A call option included in a spread or straddle will be deemed to be covered if the fund holds an option on the same instrument with an exercise price equal to or less than the exercise price of the call written (or, where the exercise price is greater than that of the option written by the fund, if the fund segregates cash or liquid securities equal to the difference). Similarly, a put option included in a spread or straddle will be deemed to be covered if the fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by the fund (or, where the exercise price is less than that of the option written by the fund, if the fund segregates cash or liquid securities equal to the difference).

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts. The funds may enter into contracts for the purchase or sale for future delivery of fixed income securities, foreign currencies or contracts based on financial indices including interest rates or an index of U.S. Government securities, foreign government securities, equity securities or fixed income securities. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit initial margin for the benefit of an FCM when the contract is entered into. In the event of the bankruptcy of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by FCM's other customers. The adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the fund does business and by depositing margin payments in a segregated account with the custodian when practical or otherwise required by law.

Pursuant to rules adopted by the Commodity Futures Trading Commission (CFTC), each fund is permitted to engage in unlimited futures trading activity without registration with the CFTC. Although the fund would hold cash and liquid assets in a segregated account with a value sufficient to cover its open futures obligations, the segregated assets would be available to the fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the fund's cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, the fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the adviser still may not result in a successful use of futures.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets may provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the fund's access to other assets held to cover its futures positions also could be impaired.

Successful use of futures contracts is subject to the ability of the adviser to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or markets.

Options on Futures Contracts. A fund may purchase and sell (write) call and put options on futures contracts and enter into closing transactions with respect to such options to terminate existing positions. The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate the position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. With respect to long positions assumed by the fund, the fund will establish a segregated asset account with its custodian, and will deposit into it an amount of cash and other liquid assets. The fund does not intend to leverage the futures contracts.

Illiquid Investments. The funds may invest in securities or other investments that are considered illiquid. A security or investment is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. A security or investment might be illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale.

The fund may have to bear the expense of registering restricted securities for resale and risk the substantive delays in effecting such registration. However, the fund may avail itself of Rule 144A under the Securities Act of 1933 which permits the fund to purchase securities which have been privately placed and resell such securities to certain qualified institutional buyers without restriction. Certain restricted securities that are not registered for sale to the general public but can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists. The institutional trading market is relatively new and liquidity of the fund's investments could be impaired if trading fails to further develop, or if it declines. The board of trustees will carefully monitor the fund's investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information.

Borrowing. Each fund may borrow money to the extent permitted under the 1940 Act. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a fund. Money borrowed will be subject to interest costs and other fees, which could reduce a fund's return and may or may not be recovered by appreciation of the securities purchased. A fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, purchasing securities when the fund has borrowed money may involve an element of leverage.

Pledging Assets. A fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by the "Borrowing" restriction. The deposit of underlying securities and other assets in escrow and other collateral arrangements with respect to margin for options on financial futures contracts are not deemed to be pledges or other encumbrances.

Foreign Currency Transactions. A fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. A fund also may enter into forward foreign currency exchange contracts (forward contracts). Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward contracts in order to fix a price for securities it has agreed to buy or sell (transaction hedge). The fund also may hedge some or all of its investments denominated in or exposed to foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate the performance of that currency) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (position hedge) or by participating in options or futures contracts with respect to the currency. The fund also may enter into a forward contract with respect to a currency where the fund is considering the purchase of investments denominated in or exposed to that currency but has not yet done so (anticipatory hedge).

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge fund assets. Also, with regard to the fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which its assets that are the subject of such cross-hedges are denominated.

Successful use of currency management strategies will depend on the adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as the adviser anticipates. For example, if a currency's value rose at a time when the adviser had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If the adviser hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the adviser increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that the adviser's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to those of options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness.

Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Unlike transactions entered into by a fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the Securities and Exchange Commission (SEC). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the fund to liquidate open positions at a profit before exercise or expiration, or to limit losses in the event of adverse market movements.

Foreign Options and Futures Markets. Options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) low trading volume.

Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Debt and Other Fixed-Income Securities. Fixed-income securities include, but are not limited to, preferred stocks, warrants, stock rights, corporate bonds and debentures and longer-term government securities. Fixed-income securities also include mortgage-backed securities, which are debt obligations issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations (CMOs). The mortgages involved could be those on commercial or residential real estate properties. Fixed income securities may be issued by U.S. companies, the U.S. Government and its agencies and instrumentalities, foreign companies, foreign governments and their agencies and instrumentalities, and supranational organizations such as (but not limited to) the European Economic Community and the World Bank, or other issuers.

As a general matter, the value of debt securities will fluctuate with changes in interest rates, and these fluctuations can be greater for debt securities with longer maturities. The market value of debt securities typically varies inversely to changes in prevailing interest rates. In periods of declining interest rates, the value of debt securities typically increase. In periods of rising interest rates, the value of those securities typically decrease. These fluctuations in the value of debt securities may cause the value of the fund's shares to fluctuate in value.

A fund's share price and yield also depend, in part, on the quality of its investments. U.S. Government securities generally are of high quality. Debt securities that are not backed by the full faith and credit of the United States (including those of foreign governments) may be affected by changes in the creditworthiness of the issuer of the security. The prices of investment grade bonds generally fluctuate less than the prices of bonds that are below investment grade. Investment grade bonds are those rated at the time of purchase in the top four credit rating categories of Moody's Investors Service (Moody's) or Standard & Poor's Corp. (S&P), or their equivalents from other nationally recognized rating agencies, or are unrated securities judged by the adviser to be of comparable value.

High-Yield Fixed-Income Securities (Junk Bonds). Debt securities rated below investment grade by the primary rating agencies (bonds rated Ba or lower by Moody's or BB or lower by S&P, or their equivalents from other nationally recognized rating agencies) constitute lower-rated fixed income securities (commonly referred to as junk bonds). See Appendix A to the SAI for a description of these ratings. Unrated bonds or bonds with split ratings are included in this limit if the adviser determines that these securities have the same characteristics as non-investment-grade bonds. Each fund may invest up to 15% of its total assets in junk bonds.

Junk bonds involve a higher degree of credit risk, that is, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected. More careful analysis of the financial condition of each issuer of junk bonds is necessary. During an economic downturn or substantial period of rising interest rates, issuers of junk bonds may experience financial stress which would adversely affect their ability to honor their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.

The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or in the case of corporate issuers, to individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of junk bonds. Junk bonds also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be negatively affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for junk bonds.

The market for junk bonds may be less active than that for higher-rated debt securities, which may make it difficult to value these securities. If market quotations are not available, junk bonds will be valued in accordance with procedures established by the board of trustees, including the use of outside pricing services. Judgment plays a greater role in valuing junk bonds than is the case for securities for which more external sources for quotations and last-sale information are available.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Short Sales. Stocks underlying a fund's convertible security holdings can be sold short. For example, if the adviser anticipates a decline in the price of the stock underlying a convertible security held by the fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. The fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Foreign Investments. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that the adviser will be able to anticipate these potential events or counter their effects.

Investing in securities of issuers located in countries considered to be emerging markets involves additional risks. While emerging market countries may change over time depending on market and economic conditions, at present the fund believes that emerging market countries include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The considerations noted previously generally are intensified for investments in emerging market countries. Emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

In addition to investing directly in equity securities, the funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Generally, ADRs in registered form are U.S. dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are designed for use in the European securities markets. GDRs are designed for use in the global securities markets. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing. Depositary receipts may be sponsored or unsponsored. Issuers of the stock of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States and, therefore, there may not be an accurate correlation between such information and the market value of such depositary receipts.

Rights and Warrants. Each fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities. Also, their value does not necessarily change with the value of the underlying securities. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges. Rights and warrants purchased by the fund which expire without being exercised will result in a loss to the fund.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of the borrower's failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring the fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Delayed Delivery and When-Issued Securities and Forward Commitments. Each fund may purchase securities on a delayed delivery or when-issued basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. While a fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the fund may sell the securities before the settlement date, if it is deemed advisable. At the time the fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the fund. At the time of delivery of the securities, the value may be more or less than the purchase price. The fund will also establish a segregated account with the fund's custodian bank in which it will continuously maintain cash or liquid assets equal in value to commitments for such when-issued or delayed delivery securities; subject to this requirement, the fund may purchase securities on such basis without limit. An increase in the percentage of the fund's assets committed to the purchase of securities on a when issued or delayed delivery basis may increase the volatility of the fund's net asset value. The board of trustees does not believe that the fund's net asset value or income will be adversely affected by its purchases of securities on such basis.

Temporary Defensive Strategies

In response to market, economic, political or other conditions, the funds may temporarily use a different investment strategy for defensive purposes. If the funds do so, different factors could affect fund performance and the funds may not achieve their investment objectives.

Investment Strategies and Limitations Applicable to Certain Funds


Stock Index Futures (LVIP Mid Cap Value Fund, LVIP Small Cap Index Fund, LVIP
T. Rowe Price Growth Stock Fund and LVIP Value Fund only). A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.


Stock index futures may be used to hedge the equity portion of a Portfolio's securities portfolio with regard to market risk (involving the market's assessment of over-all economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short" position in stock index futures, a Portfolio may seek to protect the value of its portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, a Portfolio will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.


Mortgage-Related Securities (LVIP Marsico International Growth Fund, LVIP MFS Value Fund and LVIP T. Rowe Price Growth Stock Fund only). Mortgage-related securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-related security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-related securities, such as collateralized mortgage obligations (or CMOs), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-related securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage-related securities are created when the interest and principal components of a mortgage-related security are separated and sold as individual securities. In the case of a stripped mortgage-related security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage-related securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage-related securities market as a whole. Non-government mortgage-related securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-related securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage-related security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument (extension risk). The prices of stripped mortgage-related securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-related securities.


Asset-Backed Securities (LVIP Capital Growth Fund, LVIP Marsico International Growth Fund, and LVIP T. Rowe Price Growth Stock Fund only). Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans.


In addition, these securities may be subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying obligations, may shorten the effective maturities of these securities and may lower their total returns. Additionally, asset-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates.


Swaps and Swaps-Related Products (LVIP Capital Growth Fund only). A fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities. An interest rate swap is a contract in which two parties exchange different types of interest payment streams, pegged to an underlying notional principal amount. The three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another). A cap is a contract for which the buyer pays a fee, or premium, to obtain protection against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differential times the principal amount times one-quarter. A floor is a contract in which the seller agrees to pay to the purchaser, in return for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed level (the floor). A floor contract has the effect of a string of interest rate guarantees.

The fund will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the fund's custodian. If the fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest credit rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. The adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The adviser has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the fund sells (i.e., writes) caps and floors, it will maintain cash or liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors in a segregated account.

There is no limit on the amount of interest rate swap transactions that may be entered into by the fund. These transactions may in some instances involve the delivery of securities or other underlying assets by the fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregated account requirement described previously.


SEC Name Rule Requirement (LVIP Mid-Cap Value, LVIP Mid-Cap Growth, LVIP Small Cap Index, LVIP Small Cap Value, LVIP T. Rowe Price Growth Stock Funds only).



LVIP Mid-Cap Value Fund. The fund's policy of normally investing at least 80% of its assets in stocks of mid-cap companies is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.



LVIP Mid-Cap Growth Fund. The fund's policy of normally investing at least 80% of its assets in stocks of mid-cap companies is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.



LVIP S&P 500 Index Fund. The fund's policy of normally investing at least 80% of its assets in securities of issuers included in the S&P 500 Index is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.



LVIP Small Cap Index Fund. The fund's policy of normally investing at least 80% of its assets in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the Russell 2000 is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.



LVIP Value Opportunities Fund. The fund's policy of normally investing at least 80% of its assets in common stocks of small-cap companies securities is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.



LVIP T. Rowe Price Growth Stock Fund. The fund's policy of normally investing at least 80% of its assets in the common stocks of a diversified group of growth companies is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

More About the S&P 500 Index. Investors look to indexes as a standard of market performance. Indexes are model portfolios, that is, groups of stocks or bonds selected to represent an entire market. The S&P 500 Index is a widely used measure of large US company stock performance. It consists of the common stocks of 500 major corporations selected according to size, frequency and ease by which their stocks trade, and range and diversity of the American economy.



The fund seeks to approximate as closely as possible, before fees and expenses, the total return of the S&P 500 Index. To accomplish this objective the fund's sub-adviser, Mellon Capital Management Corporation (Mellon Capital), attempts to buy and sell all of the index's securities in the same proportion as they are reflected in the S&P 500 Index, although the fund reserves the right not to invest in every security in the S&P 500 Index if it is not practical to do so under the circumstances. Mellon Capital does not seek to beat the S&P 500 Index and does not seek temporary defensive positions when markets appear to be overvalued. Mellon Capital makes no attempt to apply economic, financial or market analysis when managing the fund. Including a security among the fund's holdings implies no opinion as to its attractiveness as an investment.



The fund may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates one party to deliver (and the other party to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Instead, the buyer and seller settle the difference in cash between the contract price and the market price on the agreed upon date. The buyer pays the difference if the actual price is lower than the contract price and the seller pays the difference if the actual price is higher. There can be no assurance that a liquid market will exist at the time when the fund seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidiation of an unfavorable position.



The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund. S&P has no obligation to take the needs of the fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.



S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR ITS SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


Portfolio Transactions and Brokerage

The adviser and the sub-adviser of each fund are responsible for decisions to buy and sell securities and other investments for each fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the fund usually includes an undisclosed dealer commission or mark-up. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid.

The adviser and the sub-adviser of each fund currently provide investment advice to a number of other clients. It will be the practice of the adviser and each sub-adviser to allocate purchase and sale transactions among the fund and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations among the major factors the adviser and the sub-adviser consider are the investment objectives of the relevant fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the fund and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by the fund or other accounts or companies for which the adviser or sub-adviser provides investment advice (including affiliates of the adviser or sub-adviser, as the case may be).

On occasions when the adviser or the sub-adviser to a fund deems the purchase or sale of a security to be in the best interest of the fund, as well as its' other clients, the adviser or sub-adviser, as the case may be, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the fund with those to be sold or purchased for its' other clients in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the adviser or sub-adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such clients, including the fund. In some instances, the procedures may impact the price and size of the position obtainable for the fund.

In connection with effecting portfolio transactions, primary consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that, as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The adviser or the sub-adviser to a fund may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.

The board of trustees will review regularly the reasonableness of commissions and other transaction costs incurred from time to time, and, will receive reports from the adviser and each sub-adviser, as well as published data concerning transaction costs incurred by institutional investors generally. The nature of the research services provided to the adviser and each sub-adviser by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the adviser or sub-adviser regards as a useful supplement of its own internal research capabilities.

The adviser and each sub-adviser may from time to time direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the adviser or sub-adviser, as the case may be; in addition, the adviser and each sub-adviser may allocate trades among brokers that generally provide superior brokerage and research services. Research services furnished by brokers are for the benefit of all the clients of the adviser or sub-adviser, as the case may be, and not solely or necessarily for the benefit of the fund. The adviser and each sub-adviser believe that the value of research services received is not determinable and does not significantly reduce its expenses. The fund does not reduce its fee to the adviser or to any sub-adviser by any amount that might be attributable to the value of such services.

During the fiscal years ended December 31, 2006, December 31, 2005 and December 31, 2004, the funds incurred brokerage commissions as follows:



Brokerage and Research Services



                                                 2006     2005     2004
                                               -------- -------- --------
      LVIP Capital Growth Fund................ $211,175 $185,964 $630,735
      LVIP Marsico International Growth Fund..  332,993  206,571  185,712
      LVIP MFS Value Fund.....................  217,452  146,991  104,134
      LVIP Mid-Cap Growth Fund................   73,601   67,905  126,380
      LVIP Mid-Cap Value Fund.................   52,740   47,670   67,840
      LVIP S&P 500 Index Fund.................   12,016    8,810    4,358
      LVIP Small Cap Index Fund...............  281,626  159,957  277,776
      LVIP T. Rowe Price Growth Stock Fund....   69,615   80,375   82,253
      LVIP Templeton Growth Fund..............   66,891   65,077   89,601
      LVIP Value Opportunities Fund...........   92,873   74,033   73,770



During the fiscal year ended December 31, 2006, the adviser or sub-adviser, as appropriate, for each of the following funds allocated the following amount of transactions to broker-dealers that provided them with certain research, statistics and other information:



                                                               Related
                                                              Brokerage
                                                Transactions Commissions
                                                ------------ -----------
       LVIP Capital Growth Fund................ $10,040,789   $211,418
       LVIP Marsico International Growth Fund.. $ 5,488,419   $  4,991
       LVIP MFS Value Fund.....................          --         --
       LVIP Mid-Cap Growth Fund................ $ 7,360,085   $  8,695
       LVIP Mid-Cap Value Fund................. $ 1,519,783   $ 52,590
       LVIP S&P 500 Index Fund.................         N/A        N/A
       LVIP Small Cap Index Fund...............         N/A        N/A
       LVIP T. Rowe Price Growth Stock Fund....         N/A        N/A
       LVIP Templeton Growth Fund.............. $24,825,082   $ 45,226
       LVIP Value Opportunities Fund........... $14,057,198   $ 28,293



Purchases of Securities of "Regular" Brokers or Dealers



As of December 31, 2006, the following funds held securities issued by their "regular" broker-dealers or the parent companies of their "regular" broker-dealers:



                                                   Value of Securities
                                                      of "Regular"
                                                     Broker-Dealers
                                                   -------------------
          LVIP Capital Growth Fund................
          UBS AG                                       $5,376,006
          Goldman Sachs Group                          $  909,036
          LVIP Marsico International Growth Fund..
          UBS AG                                       $4,061,012
          LVIP MFS Value Fund.....................             --
          LVIP Mid-Cap Growth Fund................            N/A
          Investment Technology Group
          LVIP Mid-Cap Value Fund.................            N/A
          LVIP S&P 500 Index Fund.................             --

                                                   Value of Securities
                                                      of "Regular"
                                                     Broker-Dealers
                                                   -------------------
          LVIP Small Cap Index Fund...............            --
          LVIP T. Rowe Price Growth Stock Fund....
          Citigroup Global Markets                      $896,513
          Deutsche Bank                                 $407,184
          Goldman Sachs & Co.                           $386,539
          Merrill Lynch Pierce Fenner & Smith           $953,381
          Morgan Stanley & Co                           $695,921
          LVIP Templeton Growth Fund..............           N/A
          LVIP Value Opportunities Fund...........           N/A


No Commissions to Finance Distribution

The Investment Company Act of 1940 permits a fund to use its selling brokers to execute transactions in portfolio securities only if the fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of fund shares. Accordingly, the funds maintain, among other policies, a policy that prohibits them from directing to a broker-dealer in consideration for the promotion or sale of fund shares:
(a) fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the funds' portfolio transactions effected through any other broker-dealer. The funds have also established other policies and procedures designed to ensure that a fund's brokerage commissions are not used to finance the distribution of fund shares.

Commission Recapture Program

The funds have entered into a commission recapture program with Frank Russell, pursuant to which the commission rebates will be included in realized gain
(loss) on securities in the appropriate financial statements of the funds. If the adviser or sub-adviser does not believe it can obtain best execution from such broker-dealer, there is no obligation to execute portfolio transactions through such broker-dealers. The board of trustees, with the assistance of Frank Russell, intends to continue to review whether recapture opportunities are available and, if so, to determine in the exercise of its business judgment whether it would be advisable for a fund to participate, or continue to participate, in the commission recapture program.

Portfolio Turnover

A portfolio turnover rate is the percentage computed by dividing the lesser of a fund's purchases or sales of securities (excluding short-term securities) by the average market value of the fund's portfolio securities. The adviser intends to manage each fund's assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a fund's current income available for distribution to its shareholders. While the funds are not managed with the intent of generating short-term capital gains, each fund may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the adviser, an issuer's creditworthiness or perceived changes in a company's growth prospects or asset value make selling them advisable. Such an investment decision may result in a high portfolio turnover rate during a given period, resulting in increased transaction costs.

Trustees and Officers


The board of trustees oversees the management of each fund and elects the Trust's officers. The trustees have the power to amend the Trust's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders. The trustees hold their position until their successors are elected and qualify. The funds' officers are re-elected annually and are responsible for the day-to-day operations of the funds. Information pertaining to the trustees and executive officers of the funds is set forth below. Trustees that are deemed "interested persons," as defined in the 1940 Act, are included in the table titled, "Interested Trustees." Trustees who are not interested persons are referred to as independent trustees. The trustees were re-elected at the Special Meeting of

Stockholders of the funds on February 26, 2006 to serve until the next annual meeting, if any, or until their successors shall have been duly elected and qualified.



The term "Fund Complex" includes the thirty-one series of the Trust, which are offered in other prospectuses and SAIs, and Lincoln National Variable Annuity Fund A.



Interested Trustees



                                                                                                     Number of      Other
                                                                                                   Funds in Fund    Board
                           Position(s)                                                                Complex    Memberships
Name, Address and           Held With        Term of Office and        Principal Occupation(s)      Overseen by    Held by
Year of Birth                the Fund      Length of Time Served       During Past Five Years         Trustee      Trustee
-----------------         --------------  ------------------------  -----------------------------  ------------- -----------
Kelly D. Clevenger*       Chairman,       Chairman since August     Vice President, The Lincoln         32       Lincoln
1300 S. Clinton Street    President and   1995; President and       National Life Insurance                      Retirement
Fort Wayne, IN 46802      Trustee         Trustee since November    Company; Executive Vice                      Services
YOB: 1952                                 1994.                     President, Lincoln Retirement                Company,
                                                                    Services Company, LLC                        LLC

--------

* Kelly D. Clevenger, currently Chairman and President of the funds, is an interested person of the Trust by reason of his being an officer of Lincoln Life.



Interested Trustees



                                                                                            Number of
                                                                                          Funds in Fund
                          Position(s) Term of Office and                                     Complex      Other Board
Name, Address and          Held With    Length of Time        Principal Occupation(s)      Overseen by    Memberships
Year of Birth              the Fund         Served            During Past Five Years         Trustee    Held by Trustee
-----------------         ----------- -------------------  -----------------------------  ------------- ---------------
Michael D. Coughlin         Trustee   Trustee as of April  Owner, Michael D. Coughlin          31          Merrimack
1300 S. Clinton Street                2007                 Associates                                      County
Fort Wayne, IN 46802                                                                                       Savings
YOB: 1942

Nancy L. Frisby             Trustee   Trustee since April  Senior Vice President and           32          N/A
1300 S. Clinton Street                1992                 Chief Financial Officer,
Fort Wayne, IN 46802                                       Desoto Memorial Hospital;
YOB: 1941                                                  formerly Chief Financial
                                                           Officer, Bascom Palmer Eye
                                                           Institute, University of
                                                           Miami School of Medicine

Elizabeth S. Hager          Trustee   Trustee as of April  State Representative, State         31          N/A
1300 S. Clinton Street                2007                 of New Hampshire; Executive
Fort Wayne, IN 46802                                       Director, United Way
YOB: 1944

Gary D. Lemon               Trustee   Trustee since        Professor of Economics,             32          N/A
1300 S. Clinton Street                February 2006;       DePauw University
Fort Wayne, IN 46802                  Advisory Trustee
YOB: 1948                             since November 2004

Thomas D. Rath              Trustee   Trustee as of April  Managing Partner, Rath, Young       31          N/A
1300 S. Clinton Street                2007                 and Pignatelli
Fort Wayne, IN 46802
YOB: 1945

Interested Trustees



                                                                                    Number of
                                                                                  Funds in Fund
                       Position(s)                                                   Complex         Other Board
Name, Address and       Held With   Term of Office and    Principal Occupation(s)  Overseen by       Memberships
Year of Birth           the Fund   Length of Time Served  During Past Five Years     Trustee       Held by Trustee
-----------------      ----------- ---------------------- ----------------------- ------------- ----------------------
Kenneth G. Stella        Trustee   Trustee since February President, Indiana           32       First National Bank &
1300 S. Clinton Street             1998                   Hospital & Health                     Trust
Fort Wayne, IN 46802                                      Association.
YOB:1943

David H. Windley         Trustee   Trustee since August   Director, Blue and Co.,      32       Meridian Investment
1300 S. Clinton Street             2004                   LLC (regional                         Advisors, Inc.; Eureka
Fort Wayne, IN 46802                                      consulting and CPA                    College
YOB: 1943                                                 firm)



Officers Who Are Not Trustees



                                                                                              Number of
                                                                                            Funds in Fund
                            Position(s)                                                        Complex      Other Board
Name, Address and            Held With        Term of Office and   Principal Occupation(s)   Overseen by    Memberships
Year of Birth                the Fund        Length of Time Served During Past Five Years      Trustee    Held by Trustee
-----------------      --------------------- --------------------- ------------------------ ------------- ---------------
John (Jack) A. Weston  Chief Compliance      Chief Compliance      Chief Compliance              N/A            N/A
1300 S. Clinton Street Officer               Officer as of April   Officer, Jefferson Pilot
Fort Wayne, IN 46802                         2007                  Variable Fund, Inc.
YOB: 1959                                                          and Jefferson Pilot
                                                                   Investment Advisory
                                                                   Corporation.

Cynthia A. Rose        Secretary             Secretary since       Formerly Secretary            N/A            N/A
1300 S. Clinton Street                       February 1995         and Assistant Vice
Fort Wayne, IN 46802                                               President, The Lincoln
YOB:1954                                                           National Life
                                                                   Insurance Company.

William P. Flory, Jr.  Chief Accounting      Chief Accounting      Second Vice President         N/A            N/A
1300 S. Clinton Street Officer               Officer since May     and Director of
Fort Wayne, IN 46802                         2006                  Separate Account
YOB:1961                                                           Operations and Mutual
                                                                   Fund Administration,
                                                                   The Lincoln National
                                                                   Life Insurance
                                                                   Company; formerly,
                                                                   Second Vice President
                                                                   and Director of
                                                                   Corporate Procurement
                                                                   and Assistant Vice
                                                                   President Separate
                                                                   Account Operations
                                                                   and Mutual Fund
                                                                   Administration, The
                                                                   Lincoln National Life
                                                                   Insurance Company

Kevin J. Adamson       Second Vice President Second Vice President Second Vice President,        N/A            N/A
1300 S. Clinton Street                       since May 2006        Director of Funds
Fort Wayne, IN 46802                                               Management, Lincoln
YOB: 1966                                                          Life; formerly,
                                                                   Director of Financial
                                                                   Operations, Swiss Re/
                                                                   Lincoln Re (2000-
                                                                   2003)

Rise C. M. Taylor      Vice President and    Vice President since  Vice President, The           N/A            N/A
1300 S. Clinton Street Treasurer             February 2003 and     Lincoln National Life
Fort Wayne, IN 46802                         Treasurer since May   Insurance Company
YOB: 1967                                    2006

Board Committees


The board of trustees has established an Audit Committee, which is responsible for overseeing the funds' financial reporting process on behalf of the board of trustees and for reporting the result of their activities to the board. The Audit Committee will assist and act as a liaison with the board of trustees in fulfilling the board's responsibility to shareholders of the funds and others relating to oversight of fund accounting, the funds' systems of control, the funds' process for monitoring compliance with laws and regulations, and the quality and integrity of the financial statements, financial reports, and audit of the funds. The members of the Audit Committee include independent trustees:
Nancy L. Frisby, Gary D. Lemon, Kenneth G. Stella and David H. Windley. The Audit Committee met four times during the fiscal year ended December 31, 2006.



On February 23, 2004, the board of trustees established a Nominating and Governance Committee. The current members of the committee are: Nancy L. Frisby, Gary D. Lemon, Kenneth G. Stella and David H. Windley. The Nominating and Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the board of trustees. The Nominating and Governance Committee met four times during the fiscal year ended December 31, 2006. The Nominating and Governance Committee will accept shareholder trustee nominations. Any such nominations should be sent to the Trust's Nominating and Governance Committee, c/o The Lincoln National Life Insurance Company. The board does not have a valuation committee.



Ownership of Securities



As of December 31, 2006, there were no shares of the fund outstanding. As of December 31, 2006, the dollar range of equity securities owned beneficially by each trustee in the funds and in any registered investment companies overseen by the trustees within the same family of investment companies as the funds is as follows:


Interested Trustees

                                        Aggregate Dollar Range of Equity
                  Dollar Range of    Securities in All Registered Investment
                 Equity Securities      Companies Overseen by Trustee in
Name of Trustee    in the Funds          Family of Investment Companies
--------------- -------------------  ---------------------------------------
Kelly D.
Clevenger              None                            [ ]

Independent Trustees

                                        Aggregate Dollar Range of Equity
                  Dollar Range of    Securities in All Registered Investment
                 Equity Securities      Companies Overseen by Trustee in
Name of Trustee    in the Funds          Family of Investment Companies
--------------- -------------------  ---------------------------------------
Nancy L. Frisby        None                            [ ]
Gary D. Lemon          None                            [ ]
Kenneth G.
Stella                 None                            [ ]
David H.
Windley                None                            [ ]

The following table sets forth the compensation paid to the independent trustees by the Trust as well as the compensation paid to the independent trustees by the Fund Complex for the fiscal year ended December 31, 2006:


                              Compensation Table

                             Aggregate Compensation Total Compensation From the
Name of Person, Position         From the Trust       Trust And Fund Complex
------------------------     ---------------------- ---------------------------
Nancy L. Frisby, Trustee            $37,895                   $43,500
Gary Lemon, Advisory Trustee         33,158                    38,500
Kenneth G. Stella, Trustee           41,684                    47,500
David H. Windley, Trustee            32,210                    37,500

Investment Adviser and Sub-Advisers


Investment Adviser: Lincoln Investment Advisors Corporation ("LIA"), formerly Jefferson Pilot Investment Advisory Corporation ("JPIA") is the investment adviser to the funds. Prior to April 3, 2006, Jefferson Pilot Investment Advisory was wholly-owned by Jefferson-Pilot Corporation. As of April 3, 2006, Jefferson-Pilot Corporation merged into Lincoln JP Holdings, L.P. Lincoln JP Holdings, L.P., is wholly-owned by Lincoln National Corporation (Lincoln). LIA is registered with the SEC as an investment adviser and is located at One Granite Place, Concord, New Hampshire 03301.



LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.



The advisory fee rates paid by both the Standard Class and the Service Class of each fund to LIA are set forth in the following table:



 Fund                 Annual Fee Rate Based on Average Daily Net Asset Value
 ----                 --------------------------------------------------------
 LVIP Capital Growth  0.75% of the first $100 million of the fund's average
 Fund                 daily net assets; 0.70% of the next $150 million of the
                      fund's average daily net assets; 0.65% of the next $750 million of the fund's average daily net assets; and 0.60% of the fund's average daily net assets over $1 billion.

 LVIP Marsico         1.00% of the first $50 million of the fund's average
 International Growth daily net assets; 0.95% of the next $50 million of the
 Fund                 fund's average daily net assets; 0.90% of the next $50
                      million of the fund's average daily net assets; 0.85% of the next $100 million of the fund's average daily net assets; and 0.80% of the fund's average daily net assets over $250 million.

 LVIP MFS Value Fund  0.75% of the first $75 million of the fund's average daily net assets; 0.70% of the next $75 million of the fund's average daily net assets; 0.65% of the next $50 million of the fund's average daily net assets; and 0.60% of the fund's average daily net assets over $200 million.

 LVIP Mid-Cap Growth  0.90% of the first $25 million of the fund's average
 Fund daily net assets; 0.85% of the next $50 million of the fund's average daily net assets; 0.80% of the next $75 million of the fund's average daily net assets; 0.70% of the next $100 million of the fund's average daily net assets; and 0.65% of the fund's average daily net assets over $250 million.

 LVIP Mid-Cap Value   1.05% of the first $25 million of the fund's average
 Fund                 daily net assets; 0.95% of the next $25 million of the
                      fund's average daily net assets; 0.85% of the next $50 million of the fund's average daily net assets; 0.75% of the next $150 million of the fund's average daily net assets; and 0.70% of the fund's average daily net assets over $250 million.

 LVIP S&P 500 Index   0.24% of the first $250 million of the fund's average
 Fund                 daily net assets;
                      0.20% of the next $500 million of the fund's average daily net assets;
                      and 0.16% of the fund's average daily net assets over $1 billion.

 LVIP Small Cap Index 0.32% of the fund's average daily net assets
 Fund

 LVIP T. Rowe Price   0.80% of the first $50 million of the fund's average
 Growth Stock Fund    daily net assets; 0.75% of the next $50 million of the
                      fund's average daily net assets; 0.70% of the next $150 million of the fund's average daily net assets; 0.65% of the next $250 million of the fund's average daily net assets; and 0.60% of the fund's average daily net assets over $500 million.

Fund           Annual Fee Rate Based on Average Daily Net Asset Value
----           ---------------------------------------------------------------
LVIP Templeton 0.75% of the first $200 million of the fund's average daily net
Growth Fund    assets; 0.65% of the next $300 million of the fund's average daily net assets; and 0.60% of the fund's average daily net assets over $500 million.

LVIP Value     1.05% of the first $60 million of the fund's average daily net
Opportunities  assets; 0.75% of the next $90 million of the fund's average
Fund           daily net assets; and 0.65% of the fund's average daily net assets over $150 million.




During the last three years, the advisor received the amounts, as illustrated in the table below, for investment advisory services with respect to each fund and its predecessor fund:



Advisory Fees Paid by Each Fund and Its Predecessor Fund



                                                 2006       2005       2004
                                              ---------- ---------- ----------
LVIP Capital Growth Fund..................... $1,218,873 $1,272,637 $1,405,032
LVIP Marsico International Growth Fund.......    867,262    412,791    355,019
LVIP MFS Value Fund..........................    695,445    631,413    606,807
LVIP Mid-Cap Growth Fund.....................    242,883    214,508    198,230
LVIP Mid-Cap Value Fund......................    532,800    450,440    425,839
LVIP S&P 500 Index Fund......................    564,670    599,025    536,605
LVIP Small Cap Index Fund....................    539,017    488,974    497,048
LVIP T. Rowe Price Growth Stock Fund.........    665,652    678,312    704,295
LVIP Templeton Growth Fund...................  1,091,453    950,411    870,086
LVIP Value Opportunities Fund................    627,551    644,636    633,079



Pursuant to an Investment Management Agreement dated April 30, 2007 (the Management Agreement), the adviser manages each fund's portfolio investments and reports to the board of trustees. With limited exception, each fund conducts its other business and affairs and bears the expenses and salaries necessary and incidental thereto. These expenses include, without limitation, expenses related to: the maintenance of the fund's books, records and procedures, including corporate secretary services; general accounting oversight; preparation of tax returns and reports; and, legal services provided by the adviser or an affiliate of the adviser.



To help limit expenses, LIA has contractually agreed to waive a portion of its advisory fee for each Fund. The waiver agreement will continue at least through April 30, 2008.



Sub-Advisers. As adviser, LIA is primarily responsible for investment decisions affecting each of the funds under its management. However, LIA has entered into sub-advisory agreements with several professional investment management firms. These firms provide some or substantially all of the investment advisory services required by the funds, including day-to-day investment management of the funds' portfolios. Each sub-adviser makes investment decisions for its respective fund in accordance with that fund's investment objectives and places orders on behalf of that fund to effect those decisions. See the following table for more information about the sub-advisers and their fees:



                                                  Annual Fee Rate Based On
Fund                       Sub-Adviser          Average Daily Net Asset Value
----                 ------------------------  -------------------------------
LVIP Capital Growth  Wellington Management     0.45% of the first $100 million
Fund                 75 State Street           of the fund's average daily net
                     Boston, Massachusetts     assets; 0.40% of the fund's
                     02109                     average daily net assets over
                                               $100 million.

LVIP Marsico         Marsico Capital           0.50% of the fund's average
International Growth Management, LLC           daily net assets.
Fund                 (Marsico) 1200 17th
                     Street, Suite 1600
                     Denver, Colorado 80202

LVIP MFS Value       Massachusetts Financial   0.40% of the first $250 million
Fund                 Services                  of the fund's average daily net
                     Company (MFS)             assets; 0.35% of the next $250
                     500 Boylston Street       million of the fund's average
                     Boston, Massachusetts     daily net assets; and 0.325% of
                     02116                     the fund's average daily net
                                               assets over $500 million.

                                                  Annual Fee Rate Based On
 Fund                       Sub-Adviser         Average Daily Net Asset Value
 ----                 ------------------------ -------------------------------
 LVIP Mid-Cap Growth  Turner Investment        0.60% of the first $25 million
 Fund                 Partners, Inc.           of the fund's average daily net
                      1205 Westlakes Drive     assets; 0.55% of the next $50
                      Suite 100                million of the fund's average
                      Berwyn, Pennsylvania     daily net assets; 0.50% of the
                      19312                    next $75 million of the fund's
                                               average daily net assets; and
                                               0.45% of the fund's average
                                               daily net assets over $150
                                               million.

 LVIP Mid-Cap Value   Wellington Management    0.75% of the first $25 million
 Fund                 Company, LLP             of the fund's average daily net
                      (Wellington Management)  assets; 0.65% of the next $25
                      75 State Street          million of the fund's average
                      Boston, Massachusetts    daily net assets; 0.55% of the
                      02109                    next $50 million of the fund's
                                               average daily net assets; and
                                               0.45% of the fund's average
                                               daily net assets over $100
                                               million.**

 LVIP S&P 500 Index   Mellon Capital           0.015% of the first $1 billion
 Fund                 Management Corporation   of the fund's average daily net
                      (Mellon Capital)         assets; and 0.010% of the
                      595 Market Street,       fund's average daily net assets
                      Suite 3000               over $1 billion
                      San Francisco,
                      California 94105

 LVIP Small Cap Index Mellon Capital           0.30% of the first $500 million
 Fund                 Management Corporation   of the fund's average daily net
                      (Mellon Capital)         assets; 0.20% of the fund's
                      595 Market Street,       average daily net assets over
                      Suite 3000               $500 million
                      San Francisco,
                      California 94105

 LVIP T. Rowe Price   T. Rowe Price            0.40% of the first $250 million
 Growth Stock Fund    Associates, Inc. (T.     of the fund's average daily net
                      Rowe Price)              assets; 0.375% of the next $250
                      100 East Pratt Street    million of the fund's average
                      Baltimore, MD 21202      daily net assets; and 0.35% of
                                               the fund's average daily net
                                               assets over $500 million.

 LVIP Templeton       Templeton Investment     0.50% of the first $200 million
 Growth Fund          Counsel, LLC (Templeton) of the fund's average daily net
                      500 East Broward         assets; 0.425% of the next $300
                      Boulevard, Suite 2100    million of the fund's average
                      Fort Lauderdale,         daily net assets; and 0.40% of
                      Florida 33394            the fund's average daily net
                                               assets over $500 million.

 LVIP Value           Dalton, Greiner,         0.75% of the first $60 million
 Opportunities Fund   Hartman, Maher & Co.     of the fund's average daily net
                      (Dalton Greiner)         assets; 0.50% of the next $90
                      565 Fifth Avenue, Suite  million of the fund's average
                      2101                     daily net assets; and 0.40% of
                      New York, New York 10017 the fund's average daily net
                                               assets over $150 million.


No sub-advisory fees have paid to any sub-adviser since the funds had not yet commenced operations as of the date of this SAI.


Dalton, Greiner is a registered investment adviser and was organized in 1982 as Dillon Read Capital, the money management subsidiary of the investment bank, Dillon Read. Dalton Greiner is currently 80% owned by Boston Private Financial Holdings, Inc., which is organized as a bank holding company focusing on wealth management through private banking and investment services. The remaining 20% interest is held by 12 Dalton Greiner employees. As of December 31, 2006, Dalton Greiner had approximately $2.8 billion in assets under management. Dalton Greiner will be owned 80% by Boston Private and 20% by Dalton Greiner professionals.



Marsico is a registered investment adviser and a Delaware limited liability company. Marsico was formed in 1997, and became a wholly-owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment management services to other mutual funds and private accounts and, as of December 31, 2006, had approximately $73.7 billion under management.



Mellon Capital is a leading innovator in the investment industry, and manages global quantitative-based investment strategies for institutional and private investors. As of December 31, 2006, Mellon Capital had assets under management totaling approximately $158 billion (includes assets managed in overlay strategies and securities lending pools, and may include assets managed by Mellon officers as dual officers of Mellon Bank and Dreyfus Corp.).



MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $187.3 billion as of December 31, 2006. MFS is a subsidiary of Sun Life Assurance Company of Canada.



T. Rowe Price is one of the nation's largest investment management firms for individual and institutional investors, retirement plans and financial intermediaries. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company. As of December 1, 2006, T. Rowe Price had assets under management of approximately $334.7 billion.



Templeton is a registered investment adviser and a Delaware Limited Liability Company. Templeton is an indirect wholly-owned subsidiary of Franklin Resources, Inc. ("Franklin"), a Delaware corporation. Net assets under the management of the Franklin organization was approximately $511.3 billion as of December 31, 2006.



Turner - Turner is a registered investment adviser. As of December 31, 2006, it had assets under management totaling approximately $22.8 billion.



Wellington Management is a registered investment adviser and Massachusetts limited liability partnership. Wellington Management is one of America's oldest and largest independent investment counseling firms. As of December 31, 2006 Wellington Management managed approximately $575 billion of client assets in a broad range of investment styles for investment companies, employee benefit plans, endowments, foundations and other institutions.


Service marks. The service mark for the funds and the name Lincoln have been adopted by the funds with the permission of LNC, and their continued use is subject to the right of LNC to withdraw this permission in the event the adviser should not be the investment adviser of the funds.


In the prospectus and sales literature, the name Marsico will be used with the LVIP International Growth Fund, MFS will be used with the LVIP Value Fund, T. Rowe Price will be used with the LVIP Growth Stock Fund, and Templeton will be used with the LVIP Global Fund. The continued use of these names is subject to the right of the respective sub-adviser to withdraw its permission in the event it ceases to be the sub-adviser to the particular fund it advises. The Trust has licensed certain trademarks and the trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by W&P without regard to the LVIP S&P 500 Index Fund.


Fund Expenses. Expenses specifically assumed by each fund under its advisory agreement include, among others, compensation and expenses of the members of the fund's board of trustees who are not interested persons of the fund; custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required fund and share registration with the SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.

Proxy Voting Policies and Procedures. The board of trustees has delegated to each Fund's adviser or sub-adviser, as appropriate, responsibility for voting any proxies relating to portfolio securities held by the Fund in accordance with the adviser's or sub-adviser's proxy voting policies and procedures. Summaries of the proxy voting policies and procedures to be followed by the Funds, the adviser and the sub-advisers on behalf of the Funds, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix B.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, when available, can be obtained (1) without charge, upon request, by call 1-800-4LINCOLN (454-6265); and (2) on the SEC's website at http://www.sec.gov.

Portfolio Managers

The following provides information regarding each portfolio managers' other accounts managed, material conflicts of interests, compensation, and any ownership of securities in a fund. Each portfolio manager or team member is referred to in this section as a "portfolio manager." The portfolio managers are shown together in this section only for ease in presenting the information and should not be viewed for purposes of comparing the portfolio managers or the sub-advisory firms against one another. Each sub-advisory firm is a separate entity that may employ different compensation structures, may have different management requirements, and each portfolio manager may be affected by different conflicts of interest.

Other Accounts Managed

The following table provides information about other accounts for which each portfolio manager was primarily responsible as of December 31, 2006:


                            Registered Investment    Other Pooled Investment
                                  Companies                 Vehicles               Other Accounts
                          ------------------------- ------------------------- -------------------------
Sub-Adviser and           Number of Total Assets in Number of Total Assets in Number of Total Assets in
Portfolio Managers        Accounts   the Accounts   Accounts   the Accounts   Accounts   the Accounts
------------------        --------- --------------- --------- --------------- --------- ---------------
Dalton, Greiner
Kenneth Greiner               1     $   47 million      1     $    9 million     59     $  939 million
Adriano Almeida               1     $   47 million      1     $    9 million     59     $  939 million
Timothy Dalton                1     $   47 million      1     $    9 million     59     $  939 million
Bruce Geller                  1     $   47 million      1     $    9 million     59     $  939 million
Jeffrey Baker                 1     $   47 million      1     $    9 million     59     $  939 million
Marsico
James G. Gendelman           18     $ 10.4 billion      0                  0     10     $  1.2 billion
Mellon Capital
Susan M. Ellison             40     $14.34 billion     31     $49.01 billion     41     $30.64 billion
Richard A. Brown             40     $14.34 billion     31     $49.01 billion     41     $30.64 billion
Karen Q. Wong                40     $14.34 billion     31     $49.01 billion     41     $30.64 billion
MFS
Steven R. Gorham             23     $ 36.0 billion      2     $  1.3 billion     22     $  9.6 billion
Nevin P. Chitkara            23     $ 36.0 billion      2     $  1.3 billion     22     $  9.6 billion
T. Rowe Price
Robert W. Smith              10     $ 23.1 billion      1     $  113 million      5     $  368 million
Templeton
Peter Nori                   10     $      5,803.9      3     $      1,401.0     29     $     14,832.0
Cindy Sweeting                9     $     12,932.9      1     $        150.5     25     $      5,896.3
Tina Sadler                   7     $        976.3      3     $        197.6     34     $      7,735.5

                            Registered Investment    Other Pooled Investment
                                  Companies                 Vehicles               Other Accounts
                          ------------------------- ------------------------- -------------------------
Sub-Adviser and           Number of Total Assets in Number of Total Assets in Number of Total Assets in
Portfolio Managers        Accounts   the Accounts   Accounts   the Accounts   Accounts   the Accounts
------------------        --------- --------------- --------- --------------- --------- ---------------
Turner Investments
Christopher K. McHugh        16      $4.0 billion      33      $691 million      77      $5.5 billion
Jason D. Schrotberger        13      $3.2 billion      26      $501 million      55      $2.9 billion
Tara R. Hedlund               9      $2.8 billion      22      $413 million      18      $957 million
Wellington Management
James N. Mordy (Mid-Cap
Value Fund)                   8      $2.4 billion       3      $107 million      11      $1.9 billion
Andrew J. Shilling
(Growth Fund)                 7      $2.6 billion      10      $1.9 billion      40      $8.5 billion
John A. Boselli (Growth
Fund)                         7      $2.5 billion      10      $1.7 billion      40      $7.3 billion


Other Accounts Managed with Performance-Based Advisory Fees

The following table provides information for other accounts managed by each portfolio manager, with respect to which the advisory fee is based on account performance. Information is shown as of December 31, 2006:


                                         Number of Accounts with
Sub-Adviser and Portfolio Managers           Incentive Fees      Total Assets
----------------------------------       ----------------------- ------------
Dalton, Greiner
Kenneth Greiner                                     5            $240 million
Adriano Almeida                                     5            $240 million
Timothy Dalton                                      5            $240 million
Bruce Geller                                        5            $240 million
Jeffrey Baker                                       5            $240 million
Marsico
James G. Gendelman                                  0                       0
Mellon Capital
Susan M. Ellison                                    0                       0
Richard A. Brown                                    0                       0
Karen Q. Wong                                       0                       0
MFS
Steven R. Gorham                                    0                       0
Nevin P. Chitkara                                   0                       0
T. Rowe Price
Robert W. Smith                                     0                       0

                                             Number of Accounts with
Sub-Adviser and Portfolio Managers               Incentive Fees       Total Assets
----------------------------------           ----------------------- --------------
Templeton
Peter Nori                                              0                         0
Cindy Sweeting                                          0                         0
Tina Sadler                                             0                         0
Turner Investments
Christopher K. McHugh                                   8            $1,057 million
Jason D. Schrotberger                                   6            $  264 million
Tara R. Hedlund                                         3            $  145 million
Wellington Management
James N. Mordy (Mid-Cap Value Fund)                     2            $   83 million
Andrew J. Shilling (Growth Fund)                        3            $  586 million
John A. Boselli (Growth Fund)                           3            $  537 million


Material Conflicts of Interest

Dalton, Greiner. All accounts managed by DGHM with the V2000 small cap value strategy are invested alike. The only differences might arise with clients that have social restrictions, thus preventing Dalton Greiner from investing in a security across the board. Similarly, all trading is done on a pari passu basis. Furthermore, Dalton Greiner's code of ethics prevents any of the portfolio managers from trading for their own account until 7 days after a trade is completed for the client portfolios. The above-described procedures are designed to prevent any conflicts of interest in Dalton.


Marsico. Although MCM manages accounts for a number of different clients, it does not anticipate significant conflicts of interest in providing investment advisory services to the Fund. MCM provides investment advisory services to mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations, and accounts managed on behalf of individuals), and commingled trust accounts. Because each of these accounts is generally managed in one of several similar styles with similar objectives, MCM is able to avoid many of the conflicts of interest that may arise as a result of managing accounts that have conflicting investment strategies (e.g., strategies that might call for selling short a security held long for another client). MCM does not invest for its own account nor does it manage accounts in which MCM's compensation is based upon receiving a share of the capital gains or capital appreciation of the account (e.g., performance fees).



MCM does face the same need to balance the interests of different clients that any investment adviser with multiple clients might experience. For example, MCM portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. Consequently, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.



MCM has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, MCM monitors a variety of areas, including compliance with primary mutual fund guidelines, the allocation of securities, and compliance with MCM's Code of Ethics.



Mellon Capital. At Mellon Capital, individual portfolio managers may manage multiple accounts for multiple clients. Mellon Capital manages potential conflicts between the fund and other types of accounts through allocation policies and procedures, internal review process and oversight by select corporate officers. Mellon has developed control procedures to ensure that no one client, regardless of type, is intentionally favored at the expense of another.



MFS. MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts and has adopted policies and procedures designed to address such potential conflicts.



The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there may be securities which are suitable for the Fund's portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. A Fund's trade allocation policies may give rise to conflicts of interest if the Fund's orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of the Fund's investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.


When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund's ability to participate in volume transactions will produce better executions for the Fund.




MFS does not receive a performance fee for its management of the Fund. As a result, MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund - for instance, those that pay a higher advisory fee and/or have a performance fee.



T. Rowe Price. Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, T. Rowe Price portfolio managers' compensation, as disclosed under "Portfolio Manager Compensation" in Appendix C, is determined in the same manner with respect to all portfolios managed by the portfolio manager.



Templeton. The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.


The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

Templeton has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.


Turner Investment. As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising.



Wellington Management. Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Fund's managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds ("Investment Professionals") generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the relevant Fund. The Investment Professionals make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.



An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an Investment Professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the relevant Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund's holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees paid by the relevant Fund to Wellington Management. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management, and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.



Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's investment professionals. Although

Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional's various client mandates.


Compensation Structures and Methods

Information regarding each portfolio manager's compensation is attached hereto as Appendix C.

Beneficial Interest of Portfolio Managers

Information regarding securities of each Lincoln VIP fund beneficially owned, if any, by portfolio managers is disclosed below. In order to own securities of a fund, a portfolio manager would need to own a Lincoln Life variable life insurance policy or variable annuity contract. Portfolio managers are not required to own securities of a fund. In addition, although the level of a portfolio manager's securities ownership may be an indicator of his or her confidence in the portfolio's investment strategy, it does not necessarily follow that a portfolio manager who owns few or no securities has any less confidence or is any less concerned about the applicable portfolio's performance.

As of the funds' fiscal year ended, December 31, 2006 no portfolio manager of any fund beneficially owned securities of any fund.

Administration Agreement


The Lincoln Variable Insurance Products Trust ("LVIPT") has entered into an Administration Agreement (the Administration Agreement) with The Lincoln National Life Insurance Company (Lincoln Life), pursuant to which Lincoln Life provides various administrative services necessary for the operation of the LVIPT Funds. These services include, among others: coordination of all service providers; providing personnel and office space; maintenance of each fund's books and records; general accounting monitoring and oversight; preparation of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating the filing of all materials with the SEC and other federal and state regulatory authorities. As reimbursement for the cost of providing these administrative services, the Funds will pay Lincoln Life $553,000 for the year ended 12/31/2007, which is allocated to the funds based on average net assets. For the year ended 12/31/2006, the Funds reimbursed Lincoln Life $450,000. In addition, the Funds reimburse the cost of certain support services provided to the Funds such as legal and corporate secretary services. These are charged to the Funds as incurred and estimated cost of these services for 2007 is $402,000. The actual costs in 2006 was $294,000.


Accounting Agreement

The funds have entered into an accounting services agreement (the Accounting Agreement) with Delaware Management Holdings, Inc., Delaware Service Company, Inc. (collectively "Delaware"), and Lincoln Life pursuant to which Delaware provides certain accounting services for the funds. Delaware and Lincoln Life are affiliates of the funds' adviser. Lincoln Life also serves as the funds' administrator. Services provided under the Accounting Agreement include, among others, the calculation and communication of the daily net asset values of each fund's shares, the determination of distributions to shareholders, and the resolution of daily pricing and custody discrepancies. For these services, the funds pay Delaware at the annual fee rates set forth in the following table. The fees are payable on a monthly basis.


                                              Annual Rate as a Percent of
       Fund                                    Average Daily Net Assets
       ----                                   ---------------------------
       LVIP Capital Growth Fund                         0.0400%
       LVIP Marsico International Growth Fund           0.0400%
       LVIP MFS Value Fund                              0.0400%
       LVIP Mid-Cap Growth Fund                         0.0400%
       LVIP Mid-Cap Value Fund                          0.0400%

                                             Annual Rate as a Percent of
        Fund                                  Average Daily Net Assets
        ----                                 ---------------------------
        LVIP S&P 500 Index Fund                        0.0400%
        LVIP Small Cap Index Fund                      0.0400%
        LVIP T. Rowe Price Growth Stock Fund           0.0400%
        LVIP Templeton Growth Fund                     0.0400%
        LVIP Value Opportunities Fund                  0.0400%


Code of Ethics


The Trust, LIA and the sub-advisers have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The board of trustees has reviewed and approved these Codes of Ethics. Subject to certain limitations and procedures, these codes permit personnel that they cover, including employees of LIA and the sub-advisers who regularly have access to information about securities purchase for the funds, to invest in securities for their own accounts. This could include securities that may be purchased by funds. The codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud upon the Fund. The Trust's Code of Ethics requires reporting to the board of trustees on compliance violations.


Description of Shares


The Trust was organized as a Delaware statutory trust on February 1, 2003 and is registered with the SEC as an open-end, management investment company. The Trust's Certificate of Trust is on file with the Secretary of State of Delaware. The Trust's Declaration of Trust authorizes the board of trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust consists of thirty-one funds organized as separate series of shares. The Declaration of Trust authorizes the board of trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.


Each fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee. The Trust's 12b-1 plan allows each fund to pay distribution fees of up to 0.35% per year to those organizations that sell and distribute Service Class shares and provide services to Service Class shareholders and contract owners. The 12b-1 plan for the Service Class is discussed in the "Rule 12b-1 Plan" section of this SAI.

Each fund's shares (all classes) have no subscriptive or preemptive rights and only such conversion or exchange rights as the board of trustees may grant in its discretion. When issued for payment as described in the prospectus and this SAI, the shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shareholders of each fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution, subject to any differential class expenses.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund.

Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of that fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for Funds having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to individual funds.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office. Shareholders may remove a trustee by the affirmative vote of two-thirds of the Trust's outstanding voting shares. In addition, the board of trustees will call a meeting of shareholders for the purpose of electing trustees if, at any time, less than a majority of the trustees then holding office have been elected by shareholders.

Control Persons and Principal Holders of Securities


Each fund sells its shares of beneficial interest directly or indirectly to certain life insurance companies (Insurance Companies) for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies (collectively, Variable Contract). These Insurance Companies include, without limitation,
(1) The Lincoln National Life Insurance Company (Lincoln Life), an Indiana insurance company, at 1300 South Clinton Street, Fort Wayne, IN 46802, and
(2) Lincoln Life & Annuity Company of New York (Lincoln New York), a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802.



The Insurance Companies as record owners are entitled to be present and vote fund shares at any shareholder meeting. However, the Insurance Companies are required to vote the fund shares at shareholder meetings according to the instructions received from the contract owners of the Variable Contracts. Fund shares held in an Insurance Company separate account for which no timely instructions are received will be voted by the Insurance Company in the same proportion as the voting instructions which are received from all other contract owners participating in that separate account. The effect of this proportional voting is that a small number of contract owners may determine the outcome of any vote.


The funds may sell their shares directly to the Lincoln Profile Funds (each, a fund of funds), series of the Trust the shares of which are owned by the Insurance Companies. As of the date of this SAI, the funds had no shares outstanding. The Lincoln Profile Funds will vote shares of funds that they hold in the same proportion as the vote of all other holders of shares of the fund, as is described by Section 12(d)(1)(E)(iii)(aa) of the 1940 Act.


25% Plus Record Holders



As of March 6, 2007, the following entities held of record more than 25% of each fund's outstanding shares as noted below:



                                                                 Total Share
    Fund and Shareholder                                          Ownership
    --------------------                                         -----------
    Capital Growth Fund
    Jefferson Pilot Financial Insurance Company.................    98.99%

    Marsico International Growth Fund
    Jefferson Pilot Financial Insurance Company.................    45.78%

    MFS Value Fund
    Jefferson Pilot Financial Insurance Company.................    77.61%

    Mid-Cap Growth Fund
    Jefferson Pilot Financial Insurance Company.................    55.75%
    Jefferson Pilot Life Insurance Company......................    42.94%

    Mid-Cap Value Fund
    Jefferson Pilot Financial Insurance Company.................    55.62%

    S&P 500 Index Fund
    Jefferson Pilot Financial Insurance Company.................    97.79%

    Small Cap Index Fund
    Jefferson Pilot Financial Insurance Company.................    98.95%

                                                                 Total Share
    Fund and Shareholder                                          Ownership
    --------------------                                         -----------
    T. Rowe Price Growth Stock Fund
    Jefferson Pilot Financial Insurance Company.................    98.28%

    Templeton Growth Fund
    Jefferson Pilot Financial Insurance Company.................    99.57%

    Value Opportunities Fund
    Jefferson Pilot Financial Insurance Company.................    56.45%
    Jefferson Pilot Life Insurance Company......................    42.82%



5% Plus Record Holders



As of March 6, 2007, the shareholders listed below held of record 5% or more of a fund's outstanding shares.



   Fund and Shareholder                                      Share Ownership
   --------------------                                      ---------------
   Capital Growth Fund
   Jefferson Pilot Financial Insurance Company..............      98.99%

   Marsico International Growth Fund
   Jefferson Pilot Financial Insurance Company..............      45.78%
   LVIP Moderate Profile Fund...............................      20.94%
   LVIP Moderately Aggressive Profile Fund..................      22.32%
   LVIP Aggressive Profile Fund.............................       7.17%

   MFS Value Fund
   Jefferson Pilot Financial Insurance Company..............      77.61%
   LVIP Moderately Aggressive Profile Fund..................      15.57%
   LVIP Aggessive Profile Fund..............................       5.72%

   Mid-Cap Growth Fund
   Jefferson Pilot Financial Insurance Company..............      55.75%
   Jefferson Pilot Life Insurance Company...................      42.94%

   Mid-Cap Value Fund
   Jefferson Pilot Financial Insurance Company..............      55.62%
   Jefferson Pilot Life Insurance Company...................      22.89%
   LVIP Moderately Aggressive Profile Fund..................      16.41%

   S&P 500 Index Fund
   Jefferson Pilot Financial Insurance Company..............      97.79%

   Small Cap Index Fund
   Jefferson Pilot Financial Insurance Company..............      98.95%

   T. Rowe Price Growth Stock Fund
   Jefferson Pilot Financial Insurance Company..............      98.28%

   Templeton Growth Fund
   Jefferson Pilot Financial Insurance Company..............      99.57%

   Value Opportunities Fund
   Jefferson Pilot Financial Insurance Company..............      56.45%
   Jefferson Pilot Life Insurance Company...................      42.82%

Rule 12b-1 Plan

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (the Plan) for the Service Class of shares of each fund. As previously noted, the Trust offers shares of beneficial interest to Insurance Companies for allocation to certain of their Variable Contracts. The Trust may pay the Insurance Companies or others, out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or Variable Contracts offering Service Class shares. The Trust would pay each third-party for these services pursuant to a written agreement with that third-party.

Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of contract owners or dealers and their representatives; and other distribution-related expenses. Payments made under the Plan may also be used to pay Insurance Companies, dealers or others for, among other things: service fees as defined under NASD rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract may require; or maintaining customer accounts and records.

For the noted services, the Plan authorizes each fund to pay to Insurance Companies or others, out of the assets of the Service Class, a monthly fee (the Plan Fee) not to exceed 0.35% per annum of the average daily net asset value of the Service Class shares of such Fund, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee is currently 0.25%. The Plan Fee may be adjusted by the Trust's board of trustees from time to time. The Plan may not limit Plan Fees to amounts actually expended by third-parties for services rendered and/or expenses borne. A third-party, therefore, may realize a profit from Plan Fees in any particular year.

No "interested person" or independent trustee of a fund had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.

The trustees of the Trust, including a majority of the independent trustees, have determined that, in the exercise of reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit each fund and contract owners of the Service Class of each fund. Each year, the Trustees must make this determination for the Plan to be continued.

No amounts have been paid under the Plan with respect to the funds as the funds had not yet commenced operations as of the date of this SAI.

Revenue Sharing


LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD"), and/or the funds' sub-advisers may pay compensation at their own expense, including the profits from the advisory fees LIA receives from the funds or the sub-advisory fees the subadvisers receive from LIA, to affiliated or unaffiliated brokers, dealers or other financial intermediaries ("financial intermediaries") in connection with the sale or retention of fund shares or the sales of insurance products that contain the funds and/or shareholder servicing ("distribution assistance"). For example, LFD may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the sale of fund shares and the products that include the fund shares; access to their registered representatives; sub-accounting, administrative or shareholder processing services; and marketing and education support. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the funds. The additional payments may be based on factors, including level of sales, the funds' advisory fees, some other agreed upon amount, or other measures as determined from time to time.



A significant purpose of these payments is to increase sales of the funds' shares and the products that contain the funds. LIA and/or its affiliates may benefit from these payments of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of insurance products through such intermediaries.

Valuation of Portfolio Securities

A fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. In addition to the disclosure in the funds' prospectus under the "Net Asset Value" section, the value of a fund's investments is determined as follows.

Short-term Investments. For funds that own short-term investments which mature in less than 60 days, these instruments are valued at amortized cost. Such securities acquired with a remaining maturity of 61 days or more are valued at their fair value until the sixty-first day prior to maturity; thereafter, their cost for valuation purposes is deemed to be their fair value on such sixty-first day.

Options Trading. For those funds engaging in options trading, fund investments underlying call options will be valued as described previously. Options are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on the NYSE. The fund's net asset value will be increased or decreased by the difference between the premiums received on writing options and the cost of liquidating those positions measured by the closing price of those options on the exchange where traded.

Futures Contracts and Options. For those funds buying and selling futures contracts and related options thereon, the futures contracts and options are valued at their daily settlement price.

Foreign Securities. For funds investing in foreign securities, the value of a foreign portfolio security held by a fund is determined based upon its closing price or upon the mean of the closing bid and asked prices on the foreign exchange or market on which it is traded and in the currency of that market, as of the close of the appropriate exchange. As of the close of business on the NYSE, that fund's portfolio securities which are quoted in foreign currencies are converted into their U.S. dollar equivalents at the prevailing market rates, as computed by the custodian of the fund's assets.

However, trading on foreign exchanges may take place on dates or at times of day when the NYSE is not open; conversely, overseas trading may not take place on dates or at times of day when the NYSE is open. Any of these circumstances could affect the net asset value of fund shares on days when the investor has no access to the fund.

Portfolio Holdings Disclosure

The Trust's board of trustees has adopted policies and procedures designed to ensure that disclosure of information regarding a fund's portfolio securities is in the best interests of fund shareholders. In accordance with these policies and procedures, a Trust vice president or the vice president's designees will make shareholders reports or other regulatory filings containing a fund's portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute the fund's shares, and affiliated persons of the fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.

A Trust vice president or the vice president's designees may provide a fund's top-ten holdings immediately after each quarter-end to Lincoln Life and other insurance companies who include the funds in their products ("Insurance Companies"). All Insurance Companies must sign a confidentiality agreement acknowledging that any nonpublic portfolio information will be kept strictly confidential and that the nonpublic portfolio information is proprietary information of the funds. The Insurance Companies may include this information in marketing and other public materials (including via website posting) 15 days after the end of the quarter.

A Trust vice president or the vice president's designees may provide other portfolio holdings information 30 days following the end of each quarter to the Insurance Companies. All Insurance Companies must sign a confidentiality agreement acknowledging that any non-public portfolio information will be kept strictly confidential and that the non-public information is proprietary information of the funds. The Insurance Companies will distribute shareholder reports (annual and semi-annual) containing the portfolio holdings of the funds to contract owners in accordance with applicable laws and regulations. The Insurance Companies may make the portfolio information publicly available (including via website posting) 45 days after the end of the quarter.

A Trust vice president or the vice president's designees may also provide holdings information 30 days following the end of the quarterly reporting period under a confidentiality agreement to third-party service providers, including but not limited to independent rating and ranking organizations, which conduct market analyses of the fund's portfolio holdings against benchmarks or securities market indices. All such third parties must sign a confidentiality agreement acknowledging that the non-public information will be kept strictly confidential and that the non-public portfolio information is proprietary information of the funds. These parties may disseminate the portfolio holdings information 60 days following the end of the quarter, which is after the SEC filings are made. These third parties presently are Anerich Massina & Associates and Ibbotson Associates.


The Trust's sub-advisers have ongoing arrangement with the following third parties to make available information about a fund's portfolio holdings:
(1) ratings organizations, such as Moodys, S&P, Morningstar and Lipper, provided generally on a monthly basis for the purpose of reviewing the particular Fund; (2) portfolio analysis companies, such as Factset Research Systems, Inc., Investment Technology Group, Inc., BondEdge, Investools, Saloman Analytics, Inc. and Wilshire, provided generally on a daily or monthly basis for the purpose of compiling reports and preparing comparative analysis data;
(3) proxy voting or class action services, such as Automatic Data Processing, Inc., Institutional Shareholder Services, Inc. or Brown Brothers Harriman & Co., provided generally on a daily or bi-monthly basis for the purpose of voting proxies relating to portfolio holdings or providing corporate actions services and trade confirmation; (4) computer systems, products, services and software vendors, such as Eagle Investment Systems Corp., The MacGregor Group, and OMGEO, provided generally on a daily basis for the purpose of providing computer products, services, software and accounting systems to the sub-advisers; and (5) operational services, such as State Street Investment Manager Solutions, provided generally on a daily basis for the purpose of providing operational functions related to OTC derivative swap products to the sub-advisers. Each of the above unaffiliated third parties must agree to keep the fund's holdings information confidential and not engage in securities transactions on the basis of the information. The sub-advisers do not receive compensation in connection with these arrangements.


A Trust vice president or the vice president's designees may provide, at any time, portfolio holdings information to: (a) fund service providers and affiliates, such as the funds' investment adviser, sub-advisers, custodian and auditor, to the extent necessary to perform services for the funds; and
(b) state and federal regulators and government agencies as required by law or judicial process. These entities are subject to duties of confidentiality imposed by law, contract. or fiduciary obligations.

The funds will disclose their portfolio holdings in public SEC filings. The Trust's board of trustees also may, on a case-by-case basis, authorize disclosure of the funds' portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.

Neither the funds, their investment adviser nor any affiliate receive any compensation or consideration in connection with the disclosure of the funds' portfolio holdings information.

Fund management is responsible for ensuring appropriate disclosure is made regarding these procedures in the funds' prospectus and/or SAI.

The Trust's board of trustees exercises oversight of these policies and procedures. In this regard, fund management will inform the trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of fund shareholders. The officers will consider any possible conflicts between the interest of fund shareholders, on the one hand, and those of the funds' investment adviser and other fund affiliates, on the other. Moreover, the funds' chief compliance officer will address the operation of the funds' procedures in the annual compliance report to the board and will recommend any remedial changes to the procedures.

Purchase and Redemption Information


Shares of a fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed by such investors only through variable annuity contracts or variable life contracts offered by Lincoln Life, LNY and other insurance companies. Shares of the funds may also be purchased by the Lincoln Profile Funds and the Target Maturity Profile Funds, which invest their assets in other mutual funds. The offering price of each fund's shares is equal to its net asset value per share.


If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.

Custodian and Transfer Agent


All securities, cash and other similar assets of the funds are currently held in custody by Citibank, N.A., 111 Wall Street, New York, New York 10043.


The custodian shall: receive and disburse money; receive and hold securities; transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the funds proxies, proxy statements, etc.

Lincoln Life performs the dividend and transfer agent functions for each fund.

Independent Registered Public Accounting Firm

The board of trustees has engaged Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, PA 19103, to serve as the Independent Registered Public Accounting Firm for the fund. In addition to the audits of the financial statements of the funds, other services provided include review and consultation connected with filings of annual reports and registration statements with the SEC; consultation on financial accounting and reporting matters; and meetings with the Audit Committee.

Financial Statements


Because the funds are new and have no operating history, no financial statements are yet available.


Taxes

Each fund intends to qualify and has elected to be taxed as a regulated investment company under certain provisions of the Internal Revenue Code of 1986 (the Code). If a fund qualifies as a regulated investment company and complies with the provisions of the Code relieving regulated investment companies which distribute substantially all of their net income (both net ordinary income and net capital gain) from federal income tax, it will be relieved from such tax on the part of its net ordinary income and net realized capital gain which it distributes to its shareholders. To qualify for treatment as a regulated investment company, each fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are not directly related to the fund's principal business of investing in stock or securities or options and futures with respect to such stock or securities), or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its investing in such stocks, securities, or currencies.

Each fund also intends to comply with diversification regulations under
Section 817(h) of the Code, that apply to mutual funds underlying variable contracts. Generally, a fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

Failure by a fund to both qualify as a regulated investment company and satisfy the Section 817(h) diversification requirements would generally cause Variable Contracts that include the fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (IRS) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a fund to qualify as a regulated investment company would also subject a fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

Since the only shareholders of the funds will be Lincoln Life and LNY, no discussion is stated herein as to the federal income tax consequences at the shareholder level.

The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Service (IRS). These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the fund. State and local taxes vary.

APPENDIX A

Bond and Commercial Paper Ratings

Certain of the funds' investment policies and restrictions include references to bond and commercial paper ratings. The following is a discussion of the rating categories of Moody's Investors Service, Inc. and Standard & Poor's Corp.

Moody's Investors Service, Inc.

Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Standard & Poor's Corp.

AAA--This is the highest rating assigned by Standard & Poor's Corp. to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in the A category and higher.

BB-B-CCC-CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc.

Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime 1--Highest Quality;

Prime 2--Higher Quality;

Prime 3--High Quality.

(The funds will not invest in commercial paper rated Prime 3).

Standard & Poor's Corp.

A Standard & Poor's Corp. commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The fund will invest in commercial paper rated in the A Categories, as follows:

A--Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety. (The funds will not invest in commercial paper rated A-3).

A--1 This designation indicates that the degree of safety regarding timely payment is very strong.

A--2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not overwhelming as for issues designated A-1.

APPENDIX B



Dalton, Greiner, Hartman, Maher & Company, LLC

Proxy Voting Guidelines

INTRODUCTION

The Labor Department's Pension and Welfare Benefits Administration has emphasized that pension fund managers must place the interests of plan beneficiaries and participants ahead of all other considerations in deciding how to vote proxies (documents for putting issues to a vote of shareholders). Under the Employee Retirement Income Security Act (ERISA) of 1974, investment managers must verify holdings shown on proxy cards and act "solely in the interest of the participants and beneficiaries" of the plan and "for the exclusive purpose of providing benefits to them and defraying reasonable expenses of administering the plan".

Dalton, Greiner, Hartman, Maher & Company, LLC (DGHM) will vote all proxies for its clients unless voting responsibility is specifically assigned to another party, such as the fiduciary or plan trustee. DGHM recognizes the following principles regarding proxy voting:

.. Voting rights have economic value and should be considered (plan) assets within the meaning of ERISA. Since voting rights can affect the economic value of a company's securities, they must be exercised with the utmost care. When fiduciaries of pension plans or their managers don't vote on the ultimate value of their holding, they are hurting not only themselves but the beneficiaries of the funds they hold in trust.

.. Shares should be voted based on a careful analysis of the impact of the vote on the ultimate economic value of the plan's investment (not management's inherent interest) during the period in which the plan intends to hold the investment. Blindly voting with management or on an uninformed basis is imprudent and may be a violation of the exclusive purpose/benefit rule.

.. While there is a potential for a conflict of interest in that DGHM may hold securities in client portfolios that are also clients of our various products, DGHM will NEVER vote with an eye toward its business or private interest. Doing so represents a clear violation of ERISA's exclusive benefit rule. In such cases, we will always vote in accordance with our guidelines, without exception.

.. DGHM will consider INITIATING actions to protect the value of a plan's investment only in those situations where it is cost/beneficial to do so.

.. From time-to-time, proxy votes may be made that are on issues not specifically covered in the guidelines enumerated below or in exception to the stated guidelines. Such votes will be made with the primary goal of preserving or enhancing the economic value of the plan's investment, and an explanation of the vote will be noted under the reporting requirements described below.

                                SEPTEMBER 2005

REPORTING AND MONITORING REQUIREMENTS Dalton, Greiner, Hartman, Maher & Company, LLC's proxy record-keeping system includes:

..  A brief description of the proxy proposals for each company is the portfolio.

.. Verification that the shares listed on the proxy match DGHM's individual account records as of the record date.

..  Record and meeting dates.

..  The vote cast on each proposal.


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..  Notification of Trustee/Custodian that a proxy has not been received.

..  A record of any calls or other contacts made regarding a vote.

Clients may receive full record of all proxy reports at anytime by calling Dolores Casaletto at (239) 435-7012.

                            PROXY VOTING GUIDELINES

   1. CUMULATIVE VOTING We will vote against proposals for cumulative voting to elect directors.

   Cumulative voting allows shareholders to cast all of their votes for a single candidate or any two or more of them. The result is that a minority block of stock can be represented on the board. Such representation could be counter to the interest of the majority of stockholders.

   2. CLASSIFIED BOARD We will vote against the classification of a board. We will vote for the declassification of an existing classified board. In most instances, classified boards are divided into three classes, with the directors of each class elected to overlapping three-year terms. When a classified board structure is already in place, and a routine matter with respect to the reelection of directors or the election of noncontroversial new directors is proposed, we will vote in favor of the proposal.

   3. GREENMAIL We will vote for anti-greenmail provisions. Greenmail is essentially blackmailing management into buying back stock at a price greater than the fair market value to avoid a takeover or a proxy fight. We support anti-greenmail provisions that require that the price paid to the greenmailer be extended to all shareholders of record.

   4. DIRECTORS AND OFFICERS INDEMNITY AND LIABILITY We will vote with management on proposals to indemnify directors by covering the expenses or penalties associated with lawsuits if the director or officer acted in good faith. Management proposals to specify indemnification for board members are seen as shark repellent and will be voted against. We will vote with management on proposals to limit/eliminate personal liability of directors; however, we oppose proposals that would free directors and officers from liability for negligence or inside dealing.

   5. FAIR PRICE We will not support fair price proposals, or any proposals which increase the percent vote required for business mergers or acquisitions above the minimum required by the state in which the company is incorporated.

   6. COMPENSATION New or revised bonus, incentive, profit sharing, savings, or pension plans, considered "non-routine" proposals, will be reviewed on a case-by-case basis. Ceilings on pension benefits will be voted as the company's management recommends. We will vote against management on significant increased compensation awards and/or employment contracts to senior management which become effective upon change in ownership of the company, commonly called "Golden Parachutes". WE WILL VOTE AGAINST EXECUTIVE COMPENSATION PLANS THAT ARE EXCESSIVE AND/OR NOT ALIGNED WITH SHAREHOLDERS' LONG-TERM INTERESTS.

   7. POISON PILL Under a poison pill plan, or shareholder rights plan, shareholders are issued rights to purchase stock in their company or in the acquiring company if a hostile bidder acquires certain percentage of the outstanding shares. While anecdotal evidence suggests that poison pills may be benefited shareholders in some cases, there is no reliable evidence to suggest that, on average, poison pills enhance shareholder value. Taken as a whole, the evidence shows that poison pills have negative wealth effects on shareholders, both in the short-term and over the long-term. The evidence also shows that pills lead to the defeat of value-enhancing bids, reduce takeover premiums and serve as a significant deterrent to takeover bids. Therefore, we support shareholder proposals to eliminate anti-takeover defenses such as poison pills, and are against installing poison pill plans where none exist.

   8. PREEMPTIVE RIGHTS We will vote against proposals which grant preemptive rights and in favor of proposals which eliminate such rights. Preemptive rights result in a loss of financing flexibility and are likely to

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deter companies from raising capital advantageously. Shareholders will have no difficulty maintaining their relative position through open market purchases, should they so desire.

   9. SECRET BALLOT We will vote for proposals that stockholders identity be kept secret in public documents dealing with proxies, ballots, and voting tabulations.

   10. SUPER-MAJORITY We will oppose management on super-majority requirements for more than a majority of the vote to approve mergers, tenders and sales. We will oppose management on super-majority requirements to remove directors or repeal or amend by-laws.

   11. UNEQUAL VOTING RIGHTS We will oppose management on issues of securities with differential voting power. This entails authorization of a class of common having superior or inferior voting rights of existing common with or without entitlement to elect a majority of the board. This includes proposals that grant short-term or long-term differential voting rights for the same class of stock or restriction on voting rights for large stockholders.

   12. REINCORPORATION Proposals for reincorporation are decided on a case-by-case basis. Management generally promotes proposals to reincorporate a company in Delaware to take advantage of a 1986 Delaware law which limits the liability of directors.

   13. SHAREHOLDER ACTION BY SPECIAL MEETING & WRITTEN CONSENT Against proposals to eliminate the power of shareholders to act by written consent and/or to call a Special Meeting, amend the by-laws, or take other action regarding the Board of Directors.

   14. BLANK CHECK PREFERRED We will vote against authorizing blankcheck preferred stock - stock that does not have specific voting, dividend, conversion or other rights until issuance - because a company could dilute the voting rights of the common stock by issuing a new series of preferred stock that has super voting rights. For example, in the event of an attempted takeover, management could sell itself stock that had 1,000 times the voting rights of the common stock, preventing an acquirer from gaining a controlling interest in the company.

   15. CHANGES IN CAPITAL The following proposals will be decided on a case-by-case basis: new classes of stock, increases in common stock, stock splits, expanded purpose for convertibles, repurchase shares, increase shares and stock split, expand authority of Board on Preferred Stock, other capitalization-related proposals, issuance of stock for other reasons, joint plans for reorganization, proposals to merge with another company, restructuring plans, and proposals to issue shares in connection with acquisition.

   16. SELECTION OF AUDITORS We will support the selection of auditors we know to be competent and respected, and may vote against any whose integrity of objectivity has come under question. We will review votes to change auditors on a case-by-case basis, with emphasis on the explanation for the change. We will review proposals requiring auditor rotation on a case-by-case basis, taking into account the tenure of the audit firm, the proposed rotation period and whether the company regularly reviews the auditor for quality and cost.

   17. SHAREHOLDER ACCESS TO THE PROXY FOR DIRECTOR NOMINATIONS ("OPEN ACCESS") We generally favor open access proposals, but will vote such proposals on a case-by-case basis, taking into account the ownership threshold and the proponent's rationale for the proposal.

   18. BOARD INDEPENDENCE We will vote for shareholder proposals requiring only independent directors can serve on board audit, compensation and/or nominating committees. To determine independence we will use the standards adopted by the NYSE and NASDAQ. Please refer to Appendix A.

   19. SEPARATION OF CHAIRPERSON AND CEO We will review proposals to separate the Board Chairperson and CEO responsibilities on a case-by-case basis. In most circumstances, separating the two responsibilities avoids conflicts of interest. However, in many smaller companies that have a limited group of leaders, it may be appropriate to combine these positions.


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   20. LEAD INDEPENDENT DIRECTOR We will vote in favor of proposals to appoint a lead independent director.

APPENDIX A

CATEGORIZATION OF DIRECTORS INSIDE DIRECTOR

..  Employee of the company or its affiliates.

.. Nonemployee officer of the company if he is among the five most highly compensated individuals.

..  Listed as a Section 16 officer in the 10-K or proxy statement.

..  Interim CEO.

..  Beneficial ownership of more than 50 percent of the company's voting power
   (this may be aggregated if voting power is distributed among more than one member of a defined group; e.g., members of a family beneficially own less than 50 percent individually, but combined own more than 50 percent).

AFFILIATED DIRECTOR

..  Former executive of the company or its affiliates.

.. Former interim CEO if the service was longer than one year or if the service was between six months and a year and the compensation was high relative to that of the other directors (5x their pay) or in line with a CEO's compensation.

..  Former executive of an acquired firm.

.. Executive of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor.

.. Executive, former executive, general or limited partner of a joint venture or partnership with the company.

..  Relative of current employee of company or its affiliates.

..  Relative of former executive of company or its affiliates.

.. Currently provides (or a relative provides) professional services to the company or its affiliates or to its officers.

.. Employed by (or a relative is employed by) a significant customer or supplier.

.. Has (or a relative has) any transactional relationship with the company or its affiliates excluding investments in the company through a private placement.

.. Has a contractual/guaranteed board seat and is party to a voting agreement to vote in line with management on proposals being brought to shareholders.

.. Has (or a relative has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation and Stock Option Committee.

..  Founder of the company but not currently an employee.


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..  Is (or a relative is) a trustee, director or employee of a charitable or non-profit organization that receives grants or endowments from the company or its affiliates.

..  Board attestation that an outside director is not independent.

INDEPENDENT DIRECTOR

..  No connection to the company other than a board seat

Source: ISS 2005 Corporate Governance Policy Updates

Marsico Capital Management, LLC Proxy Voting Policy And Procedures


It is the policy of MCM to seek to vote or otherwise process, such as by a decision to abstain from voting or to take no action on, proxies over which it has voting authority in the best interests of MCM's clients, as summarized here.



    . MCM's security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM's investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of most companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients' best economic interests usually means voting with the recommendations of these management teams (including their boards of directors).



    . In certain circumstances, MCM's vote-by-vote analysis of proxy proposals could lead it to conclude that particular management recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. In those and other circumstances, MCM may, in its sole discretion, vote against a management recommendation based on its analysis if such a vote appears consistent with the best interests of clients.



    . MCM may process certain proxies without voting them, such as by making a decision to abstain from voting or take no action on such proxies (or on certain proposals within such proxies). Examples include, without limitation, proxies issued by companies that MCM has decided to sell, proxies issued for securities that MCM did not select for a client portfolio (such as, without limitation, securities that were selected by the client or by a previous adviser, unsupervised securities held in a client's account, money market securities, or other securities selected by clients or their representatives other than MCM), or proxies issued by foreign companies that impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain from voting, or take no action on, proxies in other circumstances, such as when voting may not be in the best interests of clients, as an alternative to voting with (or against) management, or when voting may be unduly burdensome or expensive.



    . In circumstances when there may be an apparent material conflict of interest between MCM's interests and clients' interests in how proxies are voted (such as when MCM knows that a proxy issuer is also an MCM client), MCM generally will resolve any appearance concerns by causing those proxies to be "echo voted" or "mirror voted" in the same proportion as other votes, or by voting the proxies as recommended by an independent service provider. In other cases, MCM might use other procedures to resolve an apparent material conflict.



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    .  MCM may use an independent service provider to help vote proxies, keep voting records, and disclose voting information to clients. MCM's Proxy Voting Policy and reports describing the voting of a client's proxies are available to the client on request.



    . MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action) as intended under MCM's Proxy Voting Policy and Procedures. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM's control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by the client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not receive timely notice from a proxy voting service provider of factors such as the proxy proposal itself or modifications to the required vote cast date.


Mellon Capital Management Corporation

Proxy Voting Policy

SCOPE OF POLICY

This Proxy Voting Policy has been adopted by the investment advisory subsidiaries of Mellon Financial Corporation ("Mellon"), the investment companies advised by such subsidiaries (the "Funds"), and the banking subsidiaries of Mellon (Mellon's investment advisory and banking subsidiaries are hereinafter referred to individually as a "Subsidiary" and collectively as the "Subsidiaries").

FIDUCIARY DUTY

We recognize that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts. We further recognize that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset. An investment adviser's duty of loyalty precludes the adviser from subrogating its clients' interests to its own. Accordingly, in voting proxies, we will seek to act solely in the best financial and economic interests of our clients, including the Funds and their shareholders, and for the exclusive benefit of pension and other employee benefit plan participants. With regard to voting proxies of foreign companies, Adviser weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

LONG-TERM PERSPECTIVE

We recognize that management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.

LIMITED ROLE OF SHAREHOLDERS

We believe that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote. We will carefully review proposals that would limit shareholder control or could affect shareholder values.

ANTI-TAKEOVER PROPOSALS

We generally will oppose proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company's future by a minority of its shareholders. We will generally support proposals that seem to have as their primary purpose providing

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management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.

"SOCIAL" ISSUES

On questions of social responsibility where economic performance does not appear to be an issue, we will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. We will pay particular attention to repeat issues where management has failed in the intervening period to take actions previously committed to.

With respect to clients having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues will be evaluated and voted separately by the client's portfolio manager in accordance with such policies, rather than pursuant to the procedures set forth in section 7.

PROXY VOTING PROCESS

Every voting proposal is reviewed, categorized and analyzed in accordance with our written guidelines in effect from time to time. Our guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the Mellon Proxy Policy Committee (the "Committee"), if the applicable guidelines so require. Proposals that cannot be categorized under the guidelines will be referred to the Committee for discussion and vote. Additionally, the Committee may review any proposal where it has identified a particular company, particular industry or particular issue for special scrutiny. The Committee will also consider specific interests and issues raised by a Subsidiary to the Committee, which interests and issues may require that a vote for an account managed by a Subsidiary be cast differently from the collective vote in order to act in the best interests of such account's beneficial owners.

MATERIAL CONFLICTS OF INTEREST

We recognize our duty to vote proxies in the best interests of our clients. We seek to avoid material conflicts of interest through the establishment of our Committee structure, which applies detailed, predetermined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for Mellon securities and Fund securities.

SECURITIES LENDING

We seek to balance the economic benefits of engaging in lending securities against the inability to vote on proxy proposals to determine whether to recall shares, unless a plan fiduciary retains the right to direct us to recall shares.

RECORDKEEPING

We will keep, or cause our agents to keep, the records for each voting proposal required by law.

DISCLOSURE

We will furnish a copy of this Proxy Voting Policy and any related procedures, or a description thereof, to investment advisory clients as required by law. In addition, we will furnish a copy of this Proxy Voting Policy, any related procedures, and our voting guidelines to investment advisory clients upon request. The Funds shall include this Proxy Voting Policy and any related procedures, or a description thereof, in their Statements of Additional Information, and shall disclose their proxy votes, as required by law. We recognize that the applicable trust or account document, the applicable client agreement, the Employee Retirement Income Security Act of 1974 (ERISA) and certain laws may require disclosure of other information relating to proxy voting in certain circumstances. This information will only be disclosed to those who have an interest in the account for which shares are voted, and after the vote is recorded.


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Massachusetts Financial Services Company

Proxy Voting Policies And Procedures

SEPTEMBER 17, 2003, AS REVISED ON SEPTEMBER 20, 2004, MARCH 15, 2005 AND MARCH 1, 2006


Massachusetts Financial Services Company, MFS Institutional Advisors, Inc. and MFS' other investment adviser subsidiaries (collectively, "MFS") have adopted proxy voting policies and procedures ("MFS Proxy Voting Policies and Procedures"), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies sponsored by MFS.


A. VOTING GUIDELINES

1. GENERAL POLICY; POTENTIAL CONFLICTS OF INTEREST

MFS' policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS' clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares, administration of 401(k) plans, and institutional relationships.

MFS has carefully reviewed matters that in recent years have been presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion in voting on these matters in accordance with this overall principle. In other words, the underlying guidelines are simply that - guidelines. Proxy items of significance are often considered on a case-by-case basis, in light of all relevant facts and circumstances, and in certain cases MFS may vote proxies in a manner different from these guidelines.

As a general matter, MFS maintains a consistent voting position on similar proxy proposals with respect to various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to different proxy statements. There also may be situations involving matters presented for shareholder vote that are not clearly governed by the guidelines, such as proposed mergers and acquisitions. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients.

From time to time, MFS receives comments on these guidelines as well as regarding particular voting issues from its clients and corporate issuers. These comments are carefully considered by MFS, when it reviews these guidelines each year and revises them as appropriate.

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its affiliates that are likely to arise in connection with the voting of proxies on behalf of MFS' clients. If such potential material conflicts of interest do arise,

MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and E below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Review Group is responsible for monitoring and reporting with respect to such potential material conflicts of interest.



B. ADMINISTRATIVE PROCEDURES

1. MFS PROXY REVIEW GROUP


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The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments. The MFS Proxy Voting Committee:

a. Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b. Determines whether any potential material conflicts of interest exist with respect to instances in which (i) MFS seeks to override these MFS Proxy Voting Policies and Procedures and (ii) votes on ballot items not clearly governed by these MFS Proxy Voting Policies and Procedures; and

c.  Considers special proxy issues as they may arise from time to time.

2. POTENTIAL CONFLICTS OF INTEREST

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS' clients. Any significant attempt to influence MFS' voting on a particular proxy matter should be reported to the MFS Proxy Voting Committee.

In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, or (ii) matters presented for vote are not clearly governed by these MFS Proxy Voting Policies and Procedures, the MFS Proxy Voting Committee, or delegees, will follow these procedures:

a. Compare the name of the issuer of such proxy against a list of significant current and potential (i) distributors of MFS Fund shares, (ii) retirement plans administered by MFS, and (iii) MFS institutional clients (the "MFS Significant Client List");

b. If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c. If the name of the issuer appears on the MFS Significant Client List, then at least one member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests; and

d.  For all potential material conflicts of interest identified under clause
    (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer's relationship to MFS, the analysis of the matters submitted for proxy vote, and the basis for the determination that the votes ultimately were cast in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests. A copy of the foregoing documentation will be provided to the MFS' Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS' distribution, retirement plan administration and institutional business units. The MFS Significant Client List will be reviewed and updated periodically, as appropriate.

3. GATHERING PROXIES

Most proxies received by MFS and its clients originate at Automatic Data Processing Corp. ("ADP") although a few proxies are transmitted to investors by corporate issuers through their custodians or depositories. ADP and issuers send proxies and related material directly to the record holders of the shares beneficially owned by MFS' clients, usually to the client's custodian or, less commonly, to the client itself. This material will include proxy cards,

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reflecting the proper shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy statements with the issuer's explanation of the items to be voted upon.

MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, Institutional Shareholder Services, Inc. (the "Proxy Administrator"), pursuant to which the Proxy Administrator performs various proxy vote related services, such as vote processing and recordkeeping functions for MFS' Funds and institutional client accounts. The Proxy Administrator receives proxy statements and proxy cards directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings datafeed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for the upcoming shareholders' meetings of over 10,000 corporations are available on-line to certain MFS employees and the MFS Proxy Voting Committee.

4. ANALYZING PROXIES

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator at the prior direction of MFS automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by the MFS Proxy Voting Committee. With respect to proxy matters that require the particular exercise of discretion or judgment, MFS considers and votes on those proxy matters. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.


As a general matter, portfolio managers and investment analysts have little or no involvement in specific votes taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In limited types of votes (e.g., corporate actions, such as mergers and acquisitions), a representative of MFS Proxy Voting Committee may consult with or seek recommendations from portfolio managers or analysts./1/ However, the MFS Proxy Voting Committee would ultimately determine the manner in which all proxies are voted.


As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

5. VOTING PROXIES

In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee may review and monitor the votes cast by the Proxy Administrator on behalf of MFS' clients.

C. MONITORING SYSTEM

It is the responsibility of the Proxy Administrator and MFS' Proxy Voting Committee to monitor the proxy voting process. When proxy materials for clients are received, they are forwarded to the Proxy Administrator and are input into the Proxy Administrator's system. Through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company's stock and the number of shares held on the record date with the Proxy Administrator's listing of any upcoming shareholder's meeting of that company.

When the Proxy Administrator's system "tickler" shows that the voting cut-off date of a shareholders' meeting is approaching, a Proxy Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy card has not been received from the client's custodian, the Proxy Administrator calls the custodian requesting that the materials be forwarded immediately. If it is not

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possible to receive the proxy card from the custodian in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.

D. RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees, Board of Directors and Board of Managers of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy cards completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator's system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company's proxy issues, are retained as required by applicable law.

E. REPORTS



At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.

Generally, MFS will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.

--------

/1/ From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained within a few business days prior to the shareholder meeting, the MFS Proxy Review Group may determine to vote the proxy in what it believes to be the best long-term economic interests of MFS' clients.


T. Rowe Price Associates, Inc.


T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote - such as election of directors and important matters affecting a company's structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and for which it serves as investment adviser. T. Rowe Price also is involved in the proxy process on behalf of its institutional and private counsel clients who have requested such service. For those private counsel clients who have not delegated their voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting.


Proxy Administration


The T. Rowe Price Proxy Committee develops the firm's positions on all major corporate issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders' interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent research provided by third parties, such as Institutional Shareholder Services and Glass Lewis, and information presented by company managements and shareholder groups.



Once the Proxy Committee establishes its recommendations, they are distributed to the firm's portfolio managers as voting guidelines. Ultimately, the portfolio manager decides how to vote on the proxy proposals of companies in his or her portfolio. Because portfolio managers may have differences of opinion on portfolio companies and their proxies, or their funds may have different investment objectives, these factors, among others, may lead to different votes between portfolios on the same proxies. When portfolio managers cast votes that are counter to the Proxy


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Committee's guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews T. Rowe Price's proxy voting process, policies, and voting records.



T. Rowe Price has retained Institutional Shareholder Services, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing, and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's voting guidelines--many of which are consistent with ISS positions--T. Rowe Price occasionally may deviate from ISS recommendations on general policy issues or specific proxy proposals.



Fiduciary Considerations



T. Rowe Price's decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance. For example, T. Rowe Price might refrain from voting if they or their agents are required to appear in person at a shareholder meeting or if the exercise of voting rights results in the imposition of trading or other ownership restrictions.


Consideration Given Management Recommendations

When determining whether to invest in a particular company, one of the key factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

T. Rowe Price Voting Policies


Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies, which are available to clients upon request. The following is a summary of the more significant T. Rowe Price policies:



Election of Directors



T. Rowe Price generally supports slates with a majority of independent directors. T. Rowe Price withholds votes for outside directors that do not meet certain criteria relating to their independence or their inability to dedicate sufficient time to their board duties due to their commitment to other boards.
T. Rowe Price also withholds votes for inside directors serving on compensation, nominating and audit committees and for directors who miss more than one-fourth of the scheduled board meetings. T Rowe Price may also withhold votes from inside directors for the failure to establish a formal nominating committee. T. Rowe Price supports shareholder proposals calling for a majority vote threshold for the election of directors.



Executive Compensation



The goal of T. Rowe Price is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While it evaluates most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what it views as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. T. Rowe Price bases its review on criteria such as the costs associated with the plan, plan features, burn rates which are excessive in relation to the company's peers, dilution to shareholders and comparability to plans in the company's peer group. T. Rowe Price generally opposes plans that give a company the ability to reprice options or to grant options at or below market prices. For companies with particularly egregious pay practices, T. Rowe Price may withhold votes from compensation in exchange for their investment.



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Mergers and Acquisitions



T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to the shareholders' current and future earnings stream and to ensure that our Price Funds and clients are receiving fair compensation for their investment.



Anti-takeover and Corporate Governance Issues



T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. We also oppose proposals that give management a "blank check" to create new classes of stock with disparate rights and privileges. We generally support proposals to permit cumulative voting and those that seek to prevent potential acquirers from receiving a takeover premium for their shares. When voting on corporate governance proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. T. Rowe Price generally supports shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place. With respect to proposals for the approval of a company's auditor, we typically oppose auditors who have a significant non-audit relationship with the company.


Social and Corporate Responsibility Issues


T. Rowe Price generally votes with a company's management on social, environmental and corporate responsibility issues unless they have substantial economic implications for the company's business and operations that have not been adequately addressed by management.



Monitoring and Resolving Conflicts of Interest



The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We believe that due to the client-focused nature of our investment management business that the potential for conflicts of interests are relatively infrequent. Nevertheless, we have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our clients. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price's voting guidelines are predetermined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price's Code of Ethics requires all employees to avoid placing themselves in a "compromising position" in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.



Templeton Investment Counsel, LLC



Proxy Voting Policies & Procedures



Responsibility of Investment Manager to Vote Proxies



Templeton Investment Counsel, LLC (hereinafter "Investment Manager") has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of,


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separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, "Advisory Clients") that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.



HOW INVESTMENT MANAGER VOTES PROXIES



Fiduciary Considerations



All proxies received by the Proxy Group will be voted based upon Investment Manager's instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to Institutional Shareholder Services ("ISS"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Investment Manager subscribes to Glass Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although ISS' and/or Glass Lewis' analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from ISS, Glass Lewis, or any other third party to be determinative of Investment Manager's ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.



Conflicts of Interest



All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:



     1.  The issuer is a client of Investment Manager or its affiliates;



     2. The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;



     3. The issuer is an entity participating, or which may participate, in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);



     4. An employee of Investment Manager or its affiliates, or an immediate family member of such employee, also serves as a director or officer of the issuer;



     5. A director or trustee of Franklin Resources, Inc. or of a Franklin Templeton investment product, or an immediate family member of such director or trustee, also serves as an officer or director of the issuer; or



     6. The issuer is Franklin Resources, Inc. or any of its proprietary investment products.



Material conflicts of interest are identified by the Proxy Group based upon analyses of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings.



In situations where a material conflict of interest is identified, the Proxy Group will refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio management and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions. The Proxy Review Committee may defer to the voting


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recommendation of ISS, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with a recommendation regarding the vote for approval.



Where the Proxy Review Committee refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees or a committee of the board in the case of a U.S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Societe d'investissement a capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.



The Proxy Review Committee will independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations; report the results of such votes to Investment Manager's clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.



The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager's long-term view of the issuer's securities for investment, or it may defer the decision to vote to the applicable Advisory Client.



WEIGHT GIVEN MANAGEMENT RECOMMENDATIONS



One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.



THE PROXY GROUP



The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from ISS, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, ISS and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In the case of a material conflict of interest, the final voting decision will be made by the Proxy Review Committee, as described above. The Proxy Group must obtain voting instructions from Investment Manager's research analyst, relevant portfolio manager(s), legal counsel and/or the Proxy Review Committee prior to submitting the vote.



GENERAL PROXY VOTING GUIDELINES



Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each


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proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.



INVESTMENT MANAGER'S PROXY VOTING POLICIES AND PRINCIPLES



Investment Manager's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager's organization, including portfolio management, legal counsel, and Investment Manager's officers. The Board of Directors of Franklin Templeton's U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.



The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:



BOARD OF DIRECTORS: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.



RATIFICATION OF AUDITORS: In light of several high profile accounting scandals, Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.



MANAGEMENT & DIRECTOR COMPENSATION: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.



Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose "golden parachutes" that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders.



ANTI-TAKEOVER MECHANISMS AND RELATED ISSUES: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may


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vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." Investment Manager usually supports "fair price" provisions and confidential voting.



CHANGES TO CAPITAL STRUCTURE: Investment Manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.



MERGERS AND CORPORATE RESTRUCTURING: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.



SOCIAL AND CORPORATE POLICY ISSUES: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.



GLOBAL CORPORATE GOVERNANCE: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager's proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.



PROXY PROCEDURES



The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to applicable rules and regulations, including those of the U.S. Securities and Exchange Commission ("SEC") and the Canadian Securities Administrators ("CSA"). In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will attempt to process every proxy it receives for all domestic and foreign proxies. However, there may be situations in which Investment Manager cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group may refrain from processing that vote. Additionally, the Proxy Group may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda. In addition, if Investment Manager has outstanding sell orders, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. If a security is on loan, Investment Manager may determine that it is not in the best interests of its clients to recall the security for voting purposes. Although Investment Manager may hold shares on a company's record date, should it sell them prior to the company's meeting date, Investment Manager ultimately may decide not to vote those shares.



Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager


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may also enter an "abstain" vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.



The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager's proxy policy:



1. The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager. The Proxy Group will periodically and update this list.


2. All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials. The Proxy Group will confirm each relevant Advisory Client's holdings of the securities and that the client is eligible to vote.


3. The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from ISS and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.



4 In determining how to vote, Investment Manager's analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by ISS, Glass Lewis, or other independent third party providers of proxy services.



5 The Proxy Group is responsible for maintaining the documentation that supports Investment Manager's voting position. Such documentation will include, but is not limited to, any information provided by ISS, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken, why that position is in the best interest of its Advisory Clients (including separate accounts such as ERISA accounts as well as mutual funds), an indication of whether it supported or did not support management and any other relevant information. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.



6. After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.



7. The Proxy Group will attempt to submit Investment Manager's vote on all proxies to ISS for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to ISS in sufficient time for the vote to be lodged.



8. The Proxy Group prepares reports for each client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the client, retains a copy in the client's file and forwards a copy to the appropriate portfolio manager. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by a client.



9. If the Proxy Group learns of a vote on a material event that will affect a security on loan, the Group will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Franklin Templeton Services, LLC Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Proxy Group shall use its best efforts to call such loans or


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    use other practicable and legally enforceable means to ensure that
    Investment Manager is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities.



10. The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonable practicable after filing Form N-PX with the SEC.



11. The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the investment company clients is made in such clients' financial statements and disclosure documents.


12. The Proxy Group will review the guidelines of ISS and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

13. The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning.

14. The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.


15. At least annually, the Proxy Group will verify that:



    . All annual proxies for the securities held by Advisory Clients have been received;



    . Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;



    . Each proxy or sample of proxies received has been voted in accordance with the instructions of the Advisor;



    . Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and timely filings were made with applicable regulators related to proxy voting.



The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager's proxy voting policies and procedures on-line at .franklintempleton.com and may request additional copies by calling the number above. For Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca. no later than August 31 of each year. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.



As of January 3, 2007






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Turner Investment Partners, Inc.



                      PROXY VOTING POLICY AND PROCEDURES

Turner Investment Partners, Inc., as well as its investment advisory affiliate, Turner Investment Management, LLC (collectively, Turner), act as fiduciaries in relation to their clients and the assets entrusted by them to their management. Where the assets placed in Turner's care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner's duty as a fiduciary to vote all proxies relating to such shares.

Duties with Respect to Proxies:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Turner may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner. Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Delegation:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voting Service (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

Review and Oversight:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings. Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS's recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests. Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.

Notwithstanding its belief that PVS's recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner's client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner's preferences. PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a regular basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or
(ii) the particular subject matter of a shareholder vote, such as board independence or shareholders' rights issues. In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides

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direction to PVS only where in Turner's view departing from the PVS recommendation appears to be in the best interests of Turner's clients as shareholders. The Proxy Committee keeps minutes of its determinations in this regard.

Conflicts of Interest:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company's securities for the client's benefit. Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm's employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner's or the Committee's decision to provide direction to PVS on a given vote or issue. Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee. Turner will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.

Obtaining Proxy Voting Information:

To obtain information on how Turner voted proxies, please contact:

Andrew Mark, Director of Operations and Technology Administration
C/o Turner Investment Partners, Inc.
1205 Westlakes Drive, Suite 100
Berwyn, PA 19312

Recordkeeping:

Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

Adopted: July 1, 2003

Last revised: July 15, 2005


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Wellington Management Company, LLP


The Funds for which Wellington Management Company, LLP ('Wellington Management") serves as sub-adviser have granted to Wellington Management the authority to vote proxies on their behalf with respect to the assets managed by Wellington Management. Wellington Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Global Proxy Policies and Procedures. Wellington Management's Corporate Governance committee is responsible for the review and oversight of the firm's Global Proxy Policies and Procedures. The Corporate Governance Group within Wellington Management's Corporate Operations Department is responsible for the day-to-day administration of the proxy voting process. Although Wellington Management may utilize the services of various external resources in analyzing proxy issues and has established its own Global Proxy Guidelines setting forth general guidelines for voting proxies. Wellington Management personnel analyze all proxies and vote proxies based on their assessment of the merits of each proposal. Each Fund's portfolio manager has the authority to determine the final vote for securities held in the Fund, unless the portfolio manager is determined to have a material conflict of interest related to that proxy vote.



Wellington Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. Its Corporate Governance Committee sets standards for identifying materials conflicts based on client, vendor and lender relationships. Proxy votes for which Wellington Management identifies a material conflict are reviewed by designated members of its Corporate Governance Committee or by the entire committee in some cases to resolve the conflict and direct the vote.



Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of a Fund due to securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.



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APPENDIX C

Compensation Structures and Methodologies of Portfolio Managers

The following describes the structure of, and the method(s) used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each portfolio manager as of the funds' fiscal year ended December 31, 2006:

Dalton, Greiner, Hartman, Maher & Company, LLC

All members of the investment team are compensated using the same compensation structure. Each member of the team receives the same base salary combined with a percentage of a bonus pool determined by both their recent (1 year - 40%) and long-term (prior 4 years - 60%) value added to the client portfolios as measured against the Russell 2000 Value Index. In addition, each member of the investment team, as shareholders, share in the residual profits of the firm, in accordance with their ownership percentage. In all, approximately 90% of each team member's compensation is variable and tied to how much value the team adds to its client portfolios.

Marsico Capital Management

MCM's portfolio managers are generally subject to the compensation structure applicable to all MCM employees. As such, the Fund's portfolio manager compensation consists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors:
(1) MCM's overall profitability for the period, and (2) individual achievement and contribution.


Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers are compensated based on the performance of all managed accounts and do not receive special consideration based on the performance of particular account. MCM's portfolio managers do not receive compensation from accounts charging performance-based fees. Portfolio manager compensation comes solely from MCM. In addition to his salary and bonus, the portfolio manager may participate in other MCM benefits to the same extent and on the same basis as other MCM employees.



MCM does not tie manager compensation to specific levels of performance relative to fixed benchmarks. Although performance may be a relevant consideration, to encourage a long-term time horizon for managing portfolios, MCM evaluates a portfolio manager's performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolio with similar strategies and other measurements. Other factors that may be significant in determining portfolio manager compensation include, without limitation, effectiveness of the manager's leadership within MCM's Investment Management Team, contributions to MCM's overall investment performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other considerations.


Massachusetts Financial Services Company

Portfolio manager total cash compensation is a combination of base salary and performance bonus.


Base Salary - Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below33%) than incentive compensation.



Performance Bonus - Generally, incentive compensation represents a majority of portfolio manager total cash compensation.



The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60 %) and less weight given to the latter. Accordingly, a majority of a portfolio manager's incentive compensation is tied to the invesmtnet performance of all accounts managed by the portfolio manager.



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The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Fund and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for shorter periods).



The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).



Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.



Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage such benefits represent of any portfolio manager's compensation depends upon the length of the individual's tenure at MFS and salary level, as well as other factors.



Mellon Capital Management Corporation



As of January 2007, Mellon Capital Management Corporation's ("Mellon Capital's") portfolio managers responsible for both passively managed and actively managed mutual funds are generally eligible for compensation consisting of base salary, bonus, and payments under Mellon Capital's long-term incentive compensation program. All compensation is paid by Mellon Capital. The same methodology described below is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts.


Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under the Mellon Financial Corporation deferred compensation plan.


A portfolio manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. The portfolio manager's base salary is not based on investment performance of the Fund(s).



A portfolio manager's bonus is determined by a number of factors. Performance of the mutual fund is one factor and is considered along side all of the other factors. One factor is performance of the mutual fund relative to expectations for how the mutual fund should have performed, given its objectives, policies, strategies and limitations, and the market environment during the measurement period. For index funds, the performance factor depends on how closely the portfolio manager tracks the mutual fund's benchmark index over a one-year period. For actively managed funds, the performance factors depend on how successfully the portfolio manager out performs the relevant benchmark while maintaining the appropriate risk profile for the fund over the past year. Additional factors include the overall financial performance of Mellon Capital, the performance of all accounts (relative to expectations) for which the portfolio manager has responsibility, the portfolio manager's contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. Bonus determinations are subjective and in the discretion of the manager with no specific formula applied. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the


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target bonus, based on how well the manager satisfies the objectives stated
above. The bonus is paid on an annual basis.


Under the long-term incentive compensation program, certain portfolio managers are eligible to receive a payment from Mellon Capital's long-term incentive compensation plan based on their years of service, job level and, if applicable, management responsibilities. Each year, a portion of the firm's profits is allocated to the long-term incentive compensation award. The annual awards are paid after three years.

T. Rowe Price Associates, Inc.

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships.

Compensation is variable and is determined based on the following factors:

Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to a broad based index (ex. S&P 500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.


Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. Compensation is viewed with a long term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in a fund's assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund's expense ratio is usually taken into account.


Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Templeton Investment Counsel, LLC

The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:


Base Salary Each portfolio manager is paid a base salary.



Annual Bonus Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares


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(17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:



Investment Performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.



Research. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.



Non-Investment Performance. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.



Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.



Additional Long-Term Equity-Based Compensation Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.



Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.



Turner Investment Partners, Inc.



Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity ownership and equity owners share the firm's profits. Most of the members of the Investment Team and all Portfolio Managers for The Funds, are equity owners of Turner. This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.


The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation. The CIO is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.

Wellington Management Company, LLP


The Funds pay Wellington Management a fee based on the assets under management of the each Fund as set forth in the Investment Subadvisory Agreements between Wellington Management and Lincoln National Corporation (formerly, Jefferson Pilot Investment Advisory Corporation) on behalf of each Fund. Wellington Management pays


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its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to each Fund. The following information relates to the fiscal year ended December 31, 2006.



Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to our clients. Wellington Management's compensation of the Investment Professionals includes a base salary and incentive components. Performance is a principal factor when determining incentive compensation. The base salaries for each Investment Professional are determined by the Managing Partners of the firm. A partner's base salary is generally a fixed amount that may change as a result of an annual review. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Investment Professional and generally each other portfolio managed by such Investment Professional. Each equity Investment Professional's incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other portfolios managed by the Investment Professionals, including portfolios with performance fees. Portfolio-based incentives across all portfolios managed by an investment professional can, and typically does, represent a significant portion of an investment professional's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than portfolio performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula, as a partner of the firm. Messrs. Boselli, Mordy and Shilling are all partners of the firm.


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                           PART C - OTHER INFORMATION

Item 23 - Exhibits

(a) Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

(b) By-Laws of Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

(c)  1.   By-Laws of Lincoln Variable Insurance Products Trust Articles II, VII
          and VIII incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

     2. Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust, Articles III, V, and VI incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

(d)  1.   Form of Investment Management Agreement between the Lincoln Variable
          Insurance Products Trust and Lincoln Investment Advisors Corporation filed herein as Exhibit 23(d)(1)

     2. Form of Sub-Advisory Agreement between Lincoln Investment Advisors Corporation and Wellington Management Company, LLP (Capital Growth
          Fund) filed herein as Exhibit 23(d)(2)

     3. Form of Sub-Advisory Agreement between Lincoln Investment Advisors Corporation and Wellington Management Company, LLP (Mid-Cap Value
          Fund) filed herein as Exhibit 23(d)(2)

     4. Form of Sub-Advisory Agreement between Lincoln Investment Advisors Corporation and Massachusetts Financial Services Company (MFS Value
          Fund) filed herein as Exhibit 23(d)(2)

     5. Form of Sub-Advisory Agreement between Lincoln Investment Advisors Corporation and Marsico Capital Management, LLP (Marsico International Growth Fund) filed herein as Exhibit 23(d)(2)

     6. Form of Sub-Advisory Agreement between Lincoln Investment Advisors Corporation and Turner Investment Partners, Inc. (Mid-Cap Growth Fund) filed herein as Exhibit 23(d)(2)

     7. Form of Sub-Advisory Agreement between Lincoln Investment Advisors Corporation and Mellon Capital Management Corporation (Small-Cap Index
          Fund) filed herein as Exhibit 23(d)(2)

     8. Form of Sub-Advisory Agreement between Lincoln Investment Advisors Corporation and Dalton, Greiner, Hartman, Maher & Co. (Value Opportunities Fund) filed herein as Exhibit 23(d)(2)

     9. Form of Sub-Advisory Agreement between Lincoln Investment Advisors Corporation and T. Rowe Price Associates, Inc. (T. Rowe Price Growth Stock Fund) filed herein as Exhibit 23(d)(2)

     10. Form of Sub-Advisory Agreement between Lincoln Investment Advisors Corporation and Mellon Capital Management Corporation (S&P 500 Index
          Fund) filed herein as Exhibit 23(d)(2)

     11. Form of Sub-Advisory Agreement between Lincoln Investment Advisors Corporation and Templeton Global Advisers Limited (Templeton Growth
          Fund) filed herein as Exhibit 23(d)(2)

(e)  N/A

(f)  N/A

(g)  1.   a.   Form of Global Custodial Services Agreement by and between
               Lincoln Variable Insurance Products Trust and Citibank, N.A.
               filed herein as Exhibit 23(g)(1)(a)

          b. Form of Foreign Custody Manager Addendum by and between Lincoln Variable Insurance Products Trust and Citibank, N.A. filed herein as Exhibit 23(g)(1)(b)

(h)  1.   a.   Form of Services Agreement between Delaware Management Holdings,
               Inc., Delaware Service Company, Inc. and The Lincoln National
               Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 2-80741) filed on
               April 10, 2000.

          b. Form of Amendment effective March 1, 1999 to the Services Agreement betweenDelaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

          c. Form of Amendment dated January 1, 2001 to the Services Agreement dated August 15, 1996 between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 33-70742) filed on January 15, 2003.

          d. Form of Assignment and Assumption Agreement effective April 30, 2003 between Lincoln National Aggressive Growth Fund, Inc., Lincoln National Bond Fund, Inc., Lincoln National Capital Appreciation Fund, Inc., Lincoln National Equity-Income Fund, Inc., Lincoln National Global Asset Allocation Fund, Inc., Lincoln National Growth and Income Fund, Inc., Lincoln National International Fund, Inc., Lincoln National Managed Fund, Inc., Lincoln National Money Market Fund, Inc., Lincoln National Social Awareness Fund, Inc., Lincoln National Special Opportunities Fund, Inc., and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-70742) filed on April 7, 2004.

          e. Form of Amendment to Services Agreement between Delaware Management Holdings, Delaware Service Company, Inc. and The Lincoln National Life Insurance Company effective October 1, 2001 incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

          f. Form of Amendment to Services Agreement between Delaware Management Holdings, Delaware Service Company, Inc. and The Lincoln National Life Insurance Company effective May 1, 2005 incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

          g. Form of Amendment to Services Agreement between Delaware Management Holdings, Delaware Service Company, Inc. and The Lincoln National Life Insurance Company filed herein as Exhibit 23(h)(1)(g).

     2. Form of Trademark License Agreement between Lincoln National Corporation and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 33-70742) filed on January 15, 2003.

     3.   a.   Fund Participation Agreement between The Lincoln National Life
               Insurance Company and Lincoln Variable Insurance Products Trust dated May 1, 2003 incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on
               April 4, 2003.

          b. Amendment effective May 1, 2003 to Fund Participation Agreement between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-70742) filed on April 7, 2004.

          c. Amendment effective May 1, 2005 to Fund Participation Agreement between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

          d. Amendment effective April 1, 2006 to Fund Participation Agreement between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

          e. Amendment effective November 1, 2006 to Fund Participation Agreement between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust filed herein as Exhibit 23(h)(3)(e).

          f. Form of Amendment effective May 1, 2007 to Fund Participation Agreement between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust filed herein as Exhibit 23(h)(3)(f).

     4.   a.   Fund Participation Agreement between Lincoln Life & Annuity
               Company of New York and Lincoln Variable Insurance Products Trust dated May 1, 2003 incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on
               April 4, 2003.

          b. Amendment dated May 1, 2004 to Fund Participation Agreement between Lincoln Life & Annuity Company of New York and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 18 (File 33-70742) filed on April 15, 2005.

          c. Amendment effective May 1, 2005 to Fund Participation Agreement between Lincoln Life & Annuity Company of New York and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

          d. Amendment effective October 1, 2006 to Fund Participation Agreement between Lincoln Life & Annuity Company of New York and Lincoln Variable Insurance Products Trust filed herein as Exhibit 23(h)(4)(d).

          e. Form of Amendment effective May 1, 2007 to Fund Participation Agreement between Lincoln Life & Annuity Company of New York and Lincoln Variable Insurance Products Trust filed herein as Exhibit 23(h)(4)(e).

     5. Form of Administration Agreement between Lincoln Variable Insurance Products Trust and The Lincoln National Life Insurance Company dated January 1, 2005 and May 1, 2005 (as applicable) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

     6. Form of Amended and Restated Expense Limitation Agreement between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust effective January 1, 2007 filed herein as Exhibit 23(h)6)

(i)  Form of Opinion of Counsel filed herein as Exhibit 23(i)

(j) Consent of Independent Registered Public Accounting Firm (To Be Filed by Amendment)

(k)  N/A

(l)  N/A

(m)  1.   Form of Service Class Distribution and Service Plan incorporated herein by reference to Post-Effective Amendment No. 19 (File
          No. 33-70742) filed on April 5, 2006.

     2. Form of Distribution Agreement dated January 1, 2006 between Lincoln Variable Insurance Products Trust and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

     3. Form of Distribution Agreement dated January 1, 2006 between Lincoln Variable Insurance Products Trust and Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

(n) Form of Multiple Class Plan dated February 24, 2003 and May 1, 2005 (as applicable) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

(o)  N/A

(p)  1.   Code of Ethics for Lincoln Variable Insurance Products Trust dated
          March 6, 2006 incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

     2. Code of Ethics for Lincoln Investment Advisors Corporation (formerly Jefferson Pilot Investment Advisory Corporation) dated May 5, 2006 incor- porated herein by reference to Post-Effective Amendment No. 22 (File No. 033-70742) filed on December 21, 2006.

     3. Code of Ethics for Wellington Management Company, LLP dated January 1, 2007 (Capital Growth and Mid-Cap Value Funds) filed herein as Exhibit 23(p)(3).

     4. Code of Ethics for Marsico Capital Management, LLC dated October 1, 2004 (International Growth Fund) incorporated herein by reference to Post- Effective Amendment No. 22 (File No. 033-70742) filed on December 21, 2006.

     5. Code of Ethics for Massachusetts Financial Services Company dated January 1, 2006 (MFS Value Fund) filed herein as Exhibit 23(p)(5).

     6. Code of Ethics for Turner Investment Partners, Inc. dated February 1, 2005 (Mid-Cap Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 033-70742) filed on December 21, 2006.

     7. Code of Ethics for Mellon Capital Management Corporation effective May 2005 (Small-Cap Index Fund) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 033-70742) filed on December 21, 2006.

     8. Code of Ethics for Mellon Capital Management Corporation effective May 2005 (S&P 500 Fund) incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 033-70742) filed on December 1, 2006.

     9. Code of Ethics for Dalton, Greiner, Hartman, Maher & Co. dated 2006 (Value Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 033-70742) filed on December 21, 2006.

     10. Code of Ethics for T. Rowe Price Group, Inc. dated February 1, 2005 (Growth Stock Fund) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-70742) filed on April 15, 2005.

     11. Code of Ethics for Templeton Global Advisers Limited dated May 2006 (Templeton Growth Fund) filed herein as Exhibit 23(p)(11).

(q) Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 033-70742) filed on December 21, 2006.

(r) Organizational Chart of Lincoln National Insurance Holding Company System filed herein as Exhibit 23(r).

Item 24. Persons Controlled by or Under Common Control with Registrant

     See Management of the Funds and Purchase and Redemption of Fund Shares in the General Prospectus Disclosure forming Part A of this Registration Statement and Investment Adviser and Sub-Advisers in the Statement of Additional Information Disclosure forming Part B of this Registration Statement. As of the date of this Post-Effective Amendment, the shareholders of the Trust are The Lincoln National Life Insurance Company for its Variable Annuity Accounts, C, L, N, Q, T and W; for its Flexible Premium Variable Life Accounts D, G, K, M, R, S, and Z, and for its Separate Accounts 27, 36, 62, and 4K; and Lincoln Life & Annuity Company of New York for its Variable Annuity Accounts L and N; for its Flexible Premium Variable Life Accounts M, R, S, and Z, and for its LNY Separate Account 401k for Group Annuities; and Jefferson Pilot Financial Insurance Company for its Variable Life Accounts A, B, and C, and its Variable Annuity Separate Account and Variable Annuity Separate Account II; and Jefferson Pilot Life Insurance Company and its Variable Life Accounts A and
     C. The Lincoln Profile Funds (Aggressive Profile Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund, 2010 Profile Fund, 2020 Profile Fund, 2030 Profile Fund, 2040 Profile Fund), a series of LVIP Trust, may also invest in other of the Trust's series of funds.

     No persons are controlled by the Registrant. A diagram of all persons under common control with the Registrant is filed as Exhibit 23(r) to this Registration Statement.

Item 25. Indemnification

     As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 and pursuant to Article VI of the Trust's By-Laws [Exhibit 23(b) to the Registration Statement], officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public poilcy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     The Registrant will purchase an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

     Section 9 of the Investment Management Agreement (Exhibit (d)(1) to the Registration Statement) limits the liability of Delaware Management Company
     (DMC) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by DMC of its respective obligations and duties under the agreement.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26. Business and Other Connections of Investment Adviser

     Information pertaining to any business and other connections of Registrant's investment adviser, Lincoln Investment Advisors Corporation
     (LIA), is hereby incorporated by referred from the section captioned Management of the Funds in the General Prospectus Disclosure forming Part A of this Registration Statement, the section captioned Investment Adviser and Sub-Advisers in the Statement of Additional Information (SAI) Disclosure forming Part B of this Registration Statement, and Item 7 of
     Part II of LIA's Form ADV filed separately with the Securities and Exchange Commission. Information pertaining to any business and other connections of Registrant's Sub-Advisers (defined below) are incorporated by reference from the section captioned Management of the Funds of the General Prospectus Disclosure forming Part A of this Registration Statement and the section of the SAI Disclosure captioned Investment Adviser and Sub-Advisers forming Part B of this Registration Statement and Item 7 of Part II of the Form ADV of the Sub-Advisers filed separately with the Securities and Exchange Commission. The Sub-Advisers are the following: Wellington Management Company, LLP; Marsico Capital Management, LLC; Massachusetts Financial Services Company; Turner Investment Partners, Inc.; Mellon Capital Management Corporation; T. Rowe Price Associates, Inc.; Templeton Global Advisers Limited; and Dalton, Greiner, Hartman, Maher & Co.

     The other business, profession, vocations, and employment of a substantial nature, during the past two years of the directors and officers of JPIA and the Sub-Advisers are hereby incorporated by reference respectively, from Schedules A and D of JPIA's Form ADV and from Schedules A and D of the Form ADVs of the Sub-Advisers.

Item 27. Principal Underwriters

     Not applicable.

Item 28.  Location of Accounts and Records

     All accounts, books, and other documents required to be maintained by
     Section 31(a) fo the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, IN 46802; the investment adviser, Lincoln Investment Advisors Corporation, 1300 South Clinton Street, Fort Wayne, IN 46802; and the Sub-Advisers. The names and addresses of the Sub-Advisers are as follows: Wellington Management Company, LLP, 75 State Street, Boston, MA 02109; Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO 80202; Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116; Turner Investment Partners, Inc., 1205 West Lakes Drive, Suite 100, Berwyn, PA 19312; Mellon Capital Management Corporation, 595 Market Street, Suite 3000, San Francisco, CA 94104; T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, MD 21202; Templeton Global Advisers Limited, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, FL 33394; and Dalton, Greiner, Hartman, Maher & Co, 565 First Avenue, Suite 2101, New York, NY 10017. Also, accounts, books, and other documents are maintained by Delaware Management Holdings, Inc. and Delaware Service Company, Inc., One Commerce Square 2005 Market Street, Philadelphia, PA 19103, pursuant to an accounting services agreement with the Trust.

Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     Not applicable.

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 33 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 17th day of April, 2007.

     LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

     By:  /s/ Kelly D. Clevenger
          ------------------------------------
          Kelly D. Clevenger
          President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on April 17, 2007.

Signature                          Title
----------                         ------
/s/ Kelly D. Clevenger             Chairman of the Board, President and Trustee
------------------------------     (Principal Executive Officer)
Kelly D. Clevenger

*/s/ William P. Flory, Jr.         Chief Accounting Officer
------------------------------     (Principal Accounting Officer and Principal
William P. Flory, Jr.              Financial Officer)

*/s/ Gary D. Lemon                 Trustee
------------------------------
Gary D. Lemon

*/s/ David H. Windley              Trustee
------------------------------
David H. Windley

*/s/ Nancy L. Frisby               Trustee
------------------------------
Nancy L. Frisby

*/s/ Kenneth G. Stella             Trustee
------------------------------
Kenneth G. Stella

*By: /s/ Cynthia A. Rose           Attorney-in-Fact
     -----------------------
     Cynthia A. Rose

                                  EXHIBIT LIST

23(d)(1)        Form of Investment Management Agreement
23(d)(2)        Form of Sub-Advisory Agreement
23(g)(1)(a)     Form of Global Custodial Services Agreement
23(g)(1)(b)     Form of Foreign Custody Manager Addendum
23(h)(1)(g)     Form of Amendment to Services Agreement
23(h)(3)(e)     FPA Amendment
23(h)(3)(f)     Form of FPA Amendment
23(h)(4)(d)     FPA Amendment
23(h)(4)(e)     Form of FPA Amendment
23(h)(6)        Form of Expense Limitation Agreement
23(i)           Form of Opinion of Counsel
23(p)(3)        Code of Ethics - Wellington
23(p)(5)        Code of Ethics - MFS
23(p)(11)       Code of Ethics - Templeton
23(r)           Org Chart